UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08510
Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Mark W. Headley, President
Four Embarcadero Center, Suite 550
San Francisco, CA  94111

(Name and address of agent for service)
Registrant's telephone number, including area code:
415-788-7553
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Matthews Emerging Markets Equity Fund
Institutional Class/MIEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.91%*
*	Annualized.
Key Fund Statistics
Fund net assets	$333,179,583
Total number of portfolio holdings	74
Portfolio turnover rate for the reporting period	32.1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	5.5%
SK Square Co., Ltd.	4.9%
Samsung Electro-Mechanics Co., Ltd.	3.2%
MediaTek, Inc.	3.2%
Tencent Holdings, Ltd.	2.5%
Itau Unibanco Holding SA	2.3%
Elite Material Co., Ltd.	2.1%
Samsung Fire & Marine Insurance Co., Ltd.	2.1%
TOTAL	50.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Equity Fund
MIEFX 0626

Matthews Emerging Markets Equity Fund
Investor Class/MEGMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.09%*
*	Annualized.
Key Fund Statistics
Fund net assets	$333,179,583
Total number of portfolio holdings	74
Portfolio turnover rate for the reporting period	32.1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	10.0%
SK Hynix, Inc.	5.5%
SK Square Co., Ltd.	4.9%
Samsung Electro-Mechanics Co., Ltd.	3.2%
MediaTek, Inc.	3.2%
Tencent Holdings, Ltd.	2.5%
Itau Unibanco Holding SA	2.3%
Elite Material Co., Ltd.	2.1%
Samsung Fire & Marine Insurance Co., Ltd.	2.1%
TOTAL	50.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Equity Fund
MEGMX 0626

Matthews Emerging Markets Sustainable Future Fund
Institutional Class/MISFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	1.16%*
*	Annualized.
Key Fund Statistics
Fund net assets	$350,850,393
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	19.4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
SK Square Co., Ltd.	9.5%
Samsung Electronics Co., Ltd.	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Micron Technology, Inc.	4.8%
Elite Material Co., Ltd.	4.7%
Eugene Technology Co., Ltd.	4.4%
Bandhan Bank, Ltd.	4.1%
Marico, Ltd.	3.0%
HD Hyundai Electric Co., Ltd.	2.6%
Contemporary Amperex Technology Co., Ltd.	2.3%
TOTAL	50.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Sustainable Future Fund
MISFX 0626

Matthews Emerging Markets Sustainable Future Fund
Investor Class/MASGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	1.33%*
*	Annualized.
Key Fund Statistics
Fund net assets	$350,850,393
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	19.4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
SK Square Co., Ltd.	9.5%
Samsung Electronics Co., Ltd.	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
Micron Technology, Inc.	4.8%
Elite Material Co., Ltd.	4.7%
Eugene Technology Co., Ltd.	4.4%
Bandhan Bank, Ltd.	4.1%
Marico, Ltd.	3.0%
HD Hyundai Electric Co., Ltd.	2.6%
Contemporary Amperex Technology Co., Ltd.	2.3%
TOTAL	50.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Sustainable Future Fund
MASGX 0626

Matthews Emerging Markets Small Companies Fund
Institutional Class/MISMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.16%*
*	Annualized.
Key Fund Statistics
Fund net assets	$438,443,792
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	23.2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	4.4%
Eugene Technology Co., Ltd.	4.2%
Elite Material Co., Ltd.	3.6%
Hugel, Inc.	3.4%
Legend Biotech Corp.	3.1%
Gold Circuit Electronics, Ltd.	2.9%
Cartrade Tech, Ltd.	2.9%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2.5%
Radico Khaitan, Ltd.	2.4%
HD Hyundai Co., Ltd.	2.2%
TOTAL	31.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Small Companies Fund
MISMX 0626

Matthews Emerging Markets Small Companies Fund
Investor Class/MSMLX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	1.35%*
*	Annualized.
Key Fund Statistics
Fund net assets	$438,443,792
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	23.2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	4.4%
Eugene Technology Co., Ltd.	4.2%
Elite Material Co., Ltd.	3.6%
Hugel, Inc.	3.4%
Legend Biotech Corp.	3.1%
Gold Circuit Electronics, Ltd.	2.9%
Cartrade Tech, Ltd.	2.9%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2.5%
Radico Khaitan, Ltd.	2.4%
HD Hyundai Co., Ltd.	2.2%
TOTAL	31.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Small Companies Fund
MSMLX 0626

Matthews Asia Growth Fund
Institutional Class/MIAPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	1.21%*
*	Annualized.
Key Fund Statistics
Fund net assets	$315,469,728
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	86.7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	6.5%
Samsung Electro-Mechanics Co., Ltd.	5.5%
SK Hynix, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
MTAR Technologies, Ltd.	2.5%
Unimicron Technology Corp.	2.5%
NAURA Technology Group Co., Ltd.	2.2%
Delta Electronics, Inc.	2.2%
Advanced Micro-Fabrication Equipment, Inc. China	2.1%
Kaori Heat Treatment Co., Ltd.	2.1%
TOTAL	34.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Growth Fund
MIAPX 0626

Matthews Asia Growth Fund
Investor Class/MPACX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$84	1.31%*
*	Annualized.
Key Fund Statistics
Fund net assets	$315,469,728
Total number of portfolio holdings	61
Portfolio turnover rate for the reporting period	86.7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	6.5%
Samsung Electro-Mechanics Co., Ltd.	5.5%
SK Hynix, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.0%
MTAR Technologies, Ltd.	2.5%
Unimicron Technology Corp.	2.5%
NAURA Technology Group Co., Ltd.	2.2%
Delta Electronics, Inc.	2.2%
Advanced Micro-Fabrication Equipment, Inc. China	2.1%
Kaori Heat Treatment Co., Ltd.	2.1%
TOTAL	34.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Growth Fund
MPACX 0626

Matthews Pacific Tiger Fund
Institutional Class/MIPTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.11%*
*	Annualized.
Key Fund Statistics
Fund net assets	$889,112,912
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	70.1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.8%
Samsung Electronics Co., Ltd.	11.1%
SK Hynix, Inc.	4.6%
SK Square Co., Ltd.	3.7%
DBS Group Holdings, Ltd.	2.9%
MediaTek, Inc.	2.7%
NAURA Technology Group Co., Ltd.	2.6%
Elite Material Co., Ltd.	2.4%
Tencent Holdings, Ltd.	2.4%
Delta Electronics, Inc.	2.3%
TOTAL	47.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Pacific Tiger Fund
MIPTX 0626

Matthews Pacific Tiger Fund
Investor Class/MAPTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.22%*
*	Annualized.
Key Fund Statistics
Fund net assets	$889,112,912
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	70.1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.8%
Samsung Electronics Co., Ltd.	11.1%
SK Hynix, Inc.	4.6%
SK Square Co., Ltd.	3.7%
DBS Group Holdings, Ltd.	2.9%
MediaTek, Inc.	2.7%
NAURA Technology Group Co., Ltd.	2.6%
Elite Material Co., Ltd.	2.4%
Tencent Holdings, Ltd.	2.4%
Delta Electronics, Inc.	2.3%
TOTAL	47.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Pacific Tiger Fund
MAPTX 0626

Matthews Asia Innovators Fund
Institutional Class/MITEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	1.24%*
*	Annualized.
Key Fund Statistics
Fund net assets	$514,458,362
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	93.2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.5%
Samsung Electro-Mechanics Co., Ltd.	5.4%
SK Hynix, Inc.	4.9%
United Microelectronics Corp.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NAURA Technology Group Co., Ltd.	2.8%
MTAR Technologies, Ltd.	2.8%
Unimicron Technology Corp.	2.5%
MediaTek, Inc.	2.5%
WNC Corp.	2.3%
TOTAL	36.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Innovators Fund
MITEX 0626

Matthews Asia Innovators Fund
Investor Class/MATFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$89	1.34%*
*	Annualized.
Key Fund Statistics
Fund net assets	$514,458,362
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	93.2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd.	5.5%
Samsung Electro-Mechanics Co., Ltd.	5.4%
SK Hynix, Inc.	4.9%
United Microelectronics Corp.	4.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.8%
NAURA Technology Group Co., Ltd.	2.8%
MTAR Technologies, Ltd.	2.8%
Unimicron Technology Corp.	2.5%
MediaTek, Inc.	2.5%
WNC Corp.	2.3%
TOTAL	36.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Innovators Fund
MATFX 0626

Matthews China Fund
Institutional Class/MICFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	1.12%*
*	Annualized.
Key Fund Statistics
Fund net assets	$397,835,476
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	45.7%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.7%
Alibaba Group Holding, Ltd.	5.3%
Jiangsu Zhongtian Technology Co., Ltd.	4.7%
Kingboard Holdings, Ltd.	4.7%
China International Capital Corp., Ltd.	3.2%
Ping An Insurance Group Co. of China, Ltd.	2.9%
Meituan	2.7%
China Merchants Securities Co., Ltd.	2.7%
China Life Insurance Co., Ltd.	2.6%
Montage Technology Co., Ltd.	2.3%
TOTAL	42.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Fund
MICFX 0626

Matthews China Fund
Investor Class/MCHFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.24%*
*	Annualized.
Key Fund Statistics
Fund net assets	$397,835,476
Total number of portfolio holdings	55
Portfolio turnover rate for the reporting period	45.7%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.7%
Alibaba Group Holding, Ltd.	5.3%
Jiangsu Zhongtian Technology Co., Ltd.	4.7%
Kingboard Holdings, Ltd.	4.7%
China International Capital Corp., Ltd.	3.2%
Ping An Insurance Group Co. of China, Ltd.	2.9%
Meituan	2.7%
China Merchants Securities Co., Ltd.	2.7%
China Life Insurance Co., Ltd.	2.6%
Montage Technology Co., Ltd.	2.3%
TOTAL	42.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Fund
MCHFX 0626

Matthews China Innovators Fund
Institutional Class/MICHX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews China Innovators Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	1.32%*
*	Annualized.
Key Fund Statistics
Fund net assets	$109,501,385
Total number of portfolio holdings	46
Portfolio turnover rate for the reporting period	93.4%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Jiangsu Boqian New Materials Stock Co., Ltd.	7.0%
ACM Research, Inc.	5.7%
Acter Technology Integration Group Co., Ltd.	5.6%
Kingboard Laminates Holdings, Ltd.	4.9%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.9%
Beijing Huafeng Test & Control Technology Co., Ltd.	3.8%
ASMPT, Ltd.	3.8%
Wuxi NCE Power Co., Ltd.	3.5%
Hongfa Technology Co., Ltd.	3.3%
Time Interconnect Technology, Ltd.	3.2%
TOTAL	44.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Innovators Fund
MICHX 0626

Matthews China Innovators Fund
Investor Class/MCSMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews China Innovators Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	1.50%*
*	Annualized.
Key Fund Statistics
Fund net assets	$109,501,385
Total number of portfolio holdings	46
Portfolio turnover rate for the reporting period	93.4%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Jiangsu Boqian New Materials Stock Co., Ltd.	7.0%
ACM Research, Inc.	5.7%
Acter Technology Integration Group Co., Ltd.	5.6%
Kingboard Laminates Holdings, Ltd.	4.9%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.9%
Beijing Huafeng Test & Control Technology Co., Ltd.	3.8%
ASMPT, Ltd.	3.8%
Wuxi NCE Power Co., Ltd.	3.5%
Hongfa Technology Co., Ltd.	3.3%
Time Interconnect Technology, Ltd.	3.2%
TOTAL	44.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Innovators Fund
MCSMX 0626

Matthews India Fund
Institutional Class/MIDNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.21%*
*	Annualized.
Key Fund Statistics
Fund net assets	$481,734,883
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	25.1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.0%
Eternal, Ltd.	7.4%
ICICI Bank, Ltd.	6.1%
Reliance Industries, Ltd.	4.7%
Neuland Laboratories, Ltd.	4.5%
Bajaj Finance, Ltd.	4.2%
Bharti Airtel, Ltd.	4.0%
Shriram Finance, Ltd.	3.2%
Axis Bank, Ltd.	3.2%
Kotak Mahindra Bank, Ltd.	2.3%
TOTAL	47.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews India Fund
MIDNX 0626

Matthews India Fund
Investor Class/MINDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.34%*
*	Annualized.
Key Fund Statistics
Fund net assets	$481,734,883
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	25.1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.0%
Eternal, Ltd.	7.4%
ICICI Bank, Ltd.	6.1%
Reliance Industries, Ltd.	4.7%
Neuland Laboratories, Ltd.	4.5%
Bajaj Finance, Ltd.	4.2%
Bharti Airtel, Ltd.	4.0%
Shriram Finance, Ltd.	3.2%
Axis Bank, Ltd.	3.2%
Kotak Mahindra Bank, Ltd.	2.3%
TOTAL	47.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews India Fund
MINDX 0626

Matthews Japan Fund
Institutional Class/MIJFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.09%*
*	Annualized.
Key Fund Statistics
Fund net assets	$751,942,530
Total number of portfolio holdings	51
Portfolio turnover rate for the reporting period	61.3%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tokyo Electron, Ltd.	6.3%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Advantest Corp.	3.8%
Recruit Holdings Co., Ltd.	3.4%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Kioxia Holdings Corp.	3.2%
Sony Group Corp.	3.0%
Hitachi, Ltd.	3.0%
Shin-Etsu Chemical Co., Ltd.	2.9%
Panasonic Holdings Corp.	2.9%
TOTAL	36.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Japan Fund
MIJFX 0626

Matthews Japan Fund
Investor Class/MJFOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.16%*
*	Annualized.
Key Fund Statistics
Fund net assets	$751,942,530
Total number of portfolio holdings	51
Portfolio turnover rate for the reporting period	61.3%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tokyo Electron, Ltd.	6.3%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Advantest Corp.	3.8%
Recruit Holdings Co., Ltd.	3.4%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Kioxia Holdings Corp.	3.2%
Sony Group Corp.	3.0%
Hitachi, Ltd.	3.0%
Shin-Etsu Chemical Co., Ltd.	2.9%
Panasonic Holdings Corp.	2.9%
TOTAL	36.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Japan Fund
MJFOX 0626

Matthews Asia Dividend Fund
Institutional Class/MIPIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.09%*
*	Annualized.
Key Fund Statistics
Fund net assets	$700,909,821
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	11.6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.9%
Samsung Electronics Co., Ltd.	8.4%
Tokyo Electron, Ltd.	3.4%
Mitsubishi UFJ Financial Group, Inc.	2.9%
Hana Financial Group, Inc.	2.6%
ORIX Corp.	2.5%
SK, Inc.	2.4%
DBS Group Holdings, Ltd.	2.3%
Sumitomo Corp.	2.2%
Tencent Holdings, Ltd.	2.1%
TOTAL	42.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Dividend Fund
MIPIX 0626

Matthews Asia Dividend Fund
Investor Class/MAPIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.17%*
*	Annualized.
Key Fund Statistics
Fund net assets	$700,909,821
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	11.6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.9%
Samsung Electronics Co., Ltd.	8.4%
Tokyo Electron, Ltd.	3.4%
Mitsubishi UFJ Financial Group, Inc.	2.9%
Hana Financial Group, Inc.	2.6%
ORIX Corp.	2.5%
SK, Inc.	2.4%
DBS Group Holdings, Ltd.	2.3%
Sumitomo Corp.	2.2%
Tencent Holdings, Ltd.	2.1%
TOTAL	42.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Dividend Fund
MAPIX 0626

Matthews Emerging Markets Equity Active ETF
MEM
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Equity Active ETF	$45	0.80%*
*	Annualized.
Key Fund Statistics
Fund net assets	$55,606,582
Total number of portfolio holdings	72
Portfolio turnover rate for the reporting period	37.4%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	14.8%
Samsung Electronics Co., Ltd.	6.7%
SK Square Co., Ltd.	4.8%
SK Hynix, Inc.	4.5%
Samsung Electro-Mechanics Co., Ltd.	3.2%
Tencent Holdings, Ltd.	2.4%
Itau Unibanco Holding SA	2.3%
Alibaba Group Holding, Ltd.	2.3%
Korea Investment Holdings Co., Ltd.	2.1%
Elite Material Co., Ltd.	2.1%
TOTAL	45.2%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Equity Active ETF
MEM 0626

Matthews Emerging Markets ex China Active ETF
MEMX
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Emerging Markets ex China Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets ex China Active ETF	$46	0.80%*
*	Annualized.
Key Fund Statistics
Fund net assets	$50,300,631
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	24.4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Samsung Electronics Co., Ltd.	10.8%
SK Hynix, Inc.	5.3%
SK Square Co., Ltd.	3.4%
MediaTek, Inc.	3.2%
Accton Technology Corp.	2.0%
Elite Material Co., Ltd.	2.0%
ASE Technology Holding Co., Ltd.	2.0%
Hon Hai Precision Industry Co., Ltd.	1.4%
Freeport-McMoRan, Inc.	1.4%
TOTAL	44.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets ex China Active ETF
MEMX 0626

Matthews Emerging Markets Sustainable Future Active ETF
EMSF
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Sustainable Future Active ETF	$49	0.80%*
*	Annualized.
Key Fund Statistics
Fund net assets	$48,033,606
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	23.3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	9.6%
SK Square Co., Ltd.	9.0%
Samsung Electronics Co., Ltd.	7.7%
Micron Technology, Inc.	5.9%
Elite Material Co., Ltd.	4.9%
Eugene Technology Co., Ltd.	4.5%
Bandhan Bank, Ltd.	3.9%
Marico, Ltd.	2.9%
HD Hyundai Electric Co., Ltd.	2.5%
Lam Research Corp.	2.3%
TOTAL	53.2%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Sustainable Future Active ETF
EMSF 0626

Matthews Asia Innovators Active ETF
MINV
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Asia Innovators Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Innovators Active ETF	$56	0.87%*
*	Annualized.
Key Fund Statistics
Fund net assets	$185,946,422
Total number of portfolio holdings	66
Portfolio turnover rate for the reporting period	96.8%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Samsung Electronics Co., Ltd.	6.4%
Samsung Electro-Mechanics Co., Ltd.	5.3%
SK Hynix, Inc.	4.8%
United Microelectronics Corp.	3.2%
MTAR Technologies, Ltd.	2.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.9%
NAURA Technology Group Co., Ltd.	2.5%
Unimicron Technology Corp.	2.5%
WNC Corp.	2.3%
Advanced Micro-Fabrication Equipment, Inc. China	2.2%
TOTAL	35.0%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Innovators Active ETF
MINV 0626

Matthews Pacific Tiger Active ETF
ASIA
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Pacific Tiger Active ETF	$46	0.80%*
*	Annualized.
Key Fund Statistics
Fund net assets	$55,972,552
Total number of portfolio holdings	68
Portfolio turnover rate for the reporting period	75.1%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	13.0%
Samsung Electronics Co., Ltd.	11.2%
SK Hynix, Inc.	4.6%
SK Square Co., Ltd.	3.9%
DBS Group Holdings, Ltd.	2.9%
NAURA Technology Group Co., Ltd.	2.6%
Elite Material Co., Ltd.	2.4%
Delta Electronics, Inc.	2.4%
Tencent Holdings, Ltd.	2.2%
China Construction Bank Corp.	2.2%
TOTAL	47.4%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Pacific Tiger Active ETF
ASIA 0626

Matthews China Active ETF
MCH
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews China Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Active ETF	$40	0.80%*
*	Annualized.
Key Fund Statistics
Fund net assets	$23,288,716
Total number of portfolio holdings	56
Portfolio turnover rate for the reporting period	50.2%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Tencent Holdings, Ltd.	12.1%
Alibaba Group Holding, Ltd.	5.4%
Kingboard Holdings, Ltd.	4.7%
Jiangsu Zhongtian Technology Co., Ltd.	4.6%
China International Capital Corp., Ltd.	3.1%
Ping An Insurance Group Co. of China, Ltd.	2.7%
Meituan	2.7%
China Merchants Securities Co., Ltd.	2.6%
China Life Insurance Co., Ltd.	2.5%
Montage Technology Co., Ltd.	2.3%
TOTAL	42.7%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Active ETF
MCH 0626

Matthews India Active ETF
INDE
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews India Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews India Active ETF	$39	0.80%*
*	Annualized.
Key Fund Statistics
Fund net assets	$14,056,047
Total number of portfolio holdings	69
Portfolio turnover rate for the reporting period	28.4%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Thanga Mayil Jewellery, Ltd.	7.5%
HDFC Bank, Ltd.	7.2%
Eternal, Ltd.	6.6%
ICICI Bank, Ltd.	5.7%
Neuland Laboratories, Ltd.	3.9%
Bajaj Finance, Ltd.	3.7%
Shriram Finance, Ltd.	3.6%
Bharti Airtel, Ltd.	3.2%
Axis Bank, Ltd.	3.1%
Reliance Industries, Ltd.	3.0%
TOTAL	47.5%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews India Active ETF
INDE 0626

Matthews Japan Active ETF
JPAN
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Japan Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Japan Active ETF	$43	0.80%*
*	Annualized.
Key Fund Statistics
Fund net assets	$9,993,860
Total number of portfolio holdings	52
Portfolio turnover rate for the reporting period	60.4%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Tokyo Electron, Ltd.	6.2%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Advantest Corp.	3.8%
Recruit Holdings Co., Ltd.	3.3%
Sumitomo Mitsui Financial Group, Inc.	3.3%
Sony Group Corp.	3.0%
Hitachi, Ltd.	3.0%
Shin-Etsu Chemical Co., Ltd.	2.9%
Panasonic Holdings Corp.	2.9%
Kioxia Holdings Corp.	2.8%
TOTAL	35.9%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Japan Active ETF
JPAN 0626

Matthews Korea Active ETF
MKOR
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Korea Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Korea Active ETF	$57	0.80%*
*	Annualized.
Key Fund Statistics
Fund net assets	$149,536,794
Total number of portfolio holdings	52
Portfolio turnover rate for the reporting period	30.0%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Samsung Electronics Co., Ltd.	20.2%
SK Hynix, Inc.	4.7%
Samsung Electro-Mechanics Co., Ltd.	4.7%
SK Square Co., Ltd.	4.5%
PSK, Inc.	4.1%
SK, Inc.	3.6%
KB Financial Group, Inc.	2.9%
Samsung C&T Corp.	2.9%
Samsung Electronics Co., Ltd., Pfd.	2.7%
Hana Financial Group, Inc.	2.6%
TOTAL	52.9%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Korea Active ETF
MKOR 0626

Matthews Asia Dividend Active ETF
ADVE
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Asia Dividend Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Dividend Active ETF	$43	0.80%*
*	Annualized.
Key Fund Statistics
Fund net assets	$9,129,769
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	24.1%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	13.7%
Samsung Electronics Co., Ltd.	8.1%
Singapore Telecommunications, Ltd.	4.2%
Tokyo Electron, Ltd.	3.6%
Hana Financial Group, Inc.	2.9%
Mitsubishi UFJ Financial Group, Inc.	2.7%
SK, Inc.	2.2%
DBS Group Holdings, Ltd.	2.2%
Sumitomo Corp.	2.1%
Rio Tinto, Ltd.	2.1%
TOTAL	43.8%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Dividend Active ETF
ADVE 0626

Matthews China Innovators Active ETF
MCHS
Listed on the NASDAQ
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews China Innovators Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Innovators Active ETF	$58	0.90%*
*	Annualized.
Key Fund Statistics
Fund net assets	$24,917,493
Total number of portfolio holdings	51
Portfolio turnover rate for the reporting period	94.5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Jiangsu Boqian New Materials Stock Co., Ltd.	7.0%
Kingboard Laminates Holdings, Ltd.	5.8%
Beijing Huafeng Test & Control Technology Co., Ltd.	5.2%
Advanced Micro-Fabrication Equipment, Inc. China	5.1%
Yantai Jereh Oilfield Services Group Co., Ltd.	5.0%
Acter Technology Integration Group Co., Ltd.	4.3%
ASMPT, Ltd.	4.0%
Shenzhen Megmeet Electrical Co., Ltd.	3.7%
Neway Valve Suzhou Co., Ltd.	3.1%
Wasion Holdings, Ltd.	3.0%
TOTAL	46.2%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Innovators Active ETF
MCHS 0626

Matthews Emerging Markets Discovery Active ETF
MEMS
Listed on the NASDAQ
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Discovery Active ETF (the "Fund") for the period of January 01, 2026 to June 30, 2026. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Discovery Active ETF	$50	0.90%*
*	Annualized.
Key Fund Statistics
Fund net assets	$22,622,895
Total number of portfolio holdings	78
Portfolio turnover rate for the reporting period	27.2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Bandhan Bank, Ltd.	4.1%
Eugene Technology Co., Ltd.	4.0%
Elite Material Co., Ltd.	3.7%
Legend Biotech Corp.	3.2%
Hugel, Inc.	3.1%
Gold Circuit Electronics, Ltd.	2.8%
Cartrade Tech, Ltd.	2.7%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2.4%
Radico Khaitan, Ltd.	2.3%
ASPEED Technology, Inc.	2.3%
TOTAL	30.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Discovery Active ETF
MEMS 0626

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Matthews Asia Funds | Financial Statements and Other Information
June 30, 2026 |  matthewsasia.com

GLOBAL EMERGING MARKETS STRATEGIES

Matthews Emerging Markets Equity Fund

Matthews Emerging Markets Sustainable Future Fund

Matthews Emerging Markets Small Companies Fund

ASIA GROWTH STRATEGIES

Matthews Asia Growth Fund

Matthews Pacific Tiger Fund

Matthews Asia Innovators Fund

Matthews China Fund

Matthews India Fund

Matthews Japan Fund

ASIA GROWTH AND INCOME STRATEGIES

Matthews Asia Dividend Fund

'26

Matthews Emerging Markets Equity FundJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.4%
	Shares	Value
South Korea: 34.9%
Samsung Electronics Co., Ltd.	150,266	$33,343,611
SK Hynix, Inc.	10,344	18,252,842
SK Square Co., Ltd.	14,357	16,235,764
Samsung Electro-Mechanics Co., Ltd.	7,464	10,809,661
Samsung Fire & Marine Insurance Co., Ltd.	17,220	6,948,803
Korea Investment Holdings Co., Ltd.	24,989	3,619,797
KB Financial Group, Inc.	33,463	3,462,326
Macquarie Korea Infrastructure Fund	524,286	3,449,395
HD Hyundai Heavy Industries Co., Ltd.	8,575	3,306,294
Hana Financial Group, Inc.	43,788	3,270,701
Hanwha Aerospace Co., Ltd.	4,020	2,601,668
Hyundai Motor Co.	7,746	2,524,919
HD Hyundai Electric Co., Ltd.	3,929	2,520,380
Hyundai Rotem Co., Ltd.	18,303	2,062,669
NAVER Corp.	15,852	2,056,855
Samsung Biologics Co., Ltd.[b,c,d]	1,032	932,979
Coupang, Inc.[c]	50,008	868,639
Total South Korea		116,267,303

Taiwan: 25.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	625,187	49,321,178
MediaTek, Inc.	78,000	10,628,648
Elite Material Co., Ltd.	41,000	7,088,101
Delta Electronics, Inc.	86,000	5,401,126
United Microelectronics Corp. ADR	181,027	4,925,745
CTBC Financial Holding Co., Ltd.	1,563,000	3,503,480
Hon Hai Precision Industry Co., Ltd.	367,000	2,928,547
WNC Corp.	191,000	1,586,219
Total Taiwan		85,383,044

China/Hong Kong: 15.0%
Tencent Holdings, Ltd.	151,000	8,332,566
Alibaba Group Holding, Ltd.	413,700	4,959,623
Contemporary Amperex Technology Co., Ltd. A Shares	78,340	4,550,283
PetroChina Co., Ltd. H Shares	2,918,000	3,149,285
Yum China Holdings, Inc.	73,761	3,014,612
Zijin Mining Group Co., Ltd. H Shares	824,000	2,913,662
China Construction Bank Corp. H Shares	2,748,000	2,834,431
Hongfa Technology Co., Ltd. A Shares	503,898	2,569,003
Ping An Insurance Group Co. of China, Ltd. H Shares	387,000	2,530,509
JD.com, Inc. Class A	195,900	2,495,844
Cambricon Technologies Corp., Ltd. A Shares	10,125	2,395,408
China Merchants Bank Co., Ltd. H Shares	411,000	2,359,866
Luckin Coffee, Inc. ADR[c]	76,253	2,109,920
CMOC Group, Ltd. H Shares	795,000	1,552,967
China International Capital Corp., Ltd. H Shares[b,d]	514,400	1,384,206
Meituan Class Bb,c,d	144,500	1,275,550
Zijin Gold International Co., Ltd.	74,300	849,094
Montage Technology Co., Ltd. H Shares[c]	10,700	639,956
Total China/Hong Kong		49,916,785

India: 6.3%
Thermax, Ltd.	64,537	3,521,738
Bajaj Finance, Ltd.	255,580	2,718,242
HDFC Bank, Ltd. ADR	104,385	2,696,265
Bandhan Bank, Ltd.[b,d]	1,177,428	2,542,392

	Shares	Value
ICICI Bank, Ltd. ADR	83,935	$2,436,633
Max Financial Services, Ltd.[c]	136,297	2,283,661
Shriram Finance, Ltd.	184,658	2,037,389
State Bank of India	139,091	1,511,107
Reliance Industries, Ltd.	82,741	1,133,437
Total India		20,880,864

Brazil: 5.8%
Itau Unibanco Holding SA ADR	937,534	7,659,653
Petroleo Brasileiro SA - Petrobras ADR	179,142	2,894,935
NU Holdings, Ltd. Class Ac	186,897	2,496,944
XP, Inc. A Shares	144,838	2,355,066
B3 SA - Brasil Bolsa Balcao	834,000	2,347,407
Vale SA ADR	99,882	1,502,225
Total Brazil		19,256,230

South Africa: 2.8%
Capitec Bank Holdings, Ltd.	10,972	3,185,335
Valterra Platinum, Ltd.	45,092	3,030,498
Shoprite Holdings, Ltd.	167,789	3,023,988
Total South Africa		9,239,821

Peru: 2.0%
Credicorp, Ltd.	8,488	3,306,755
Cia de Minas Buenaventura SAA ADR	112,129	3,284,259
Total Peru		6,591,014

Mexico: 1.9%
Grupo Financiero Banorte SAB de CV Class O	314,400	3,318,302
Fomento Economico Mexicano SAB de CV ADR	23,454	2,999,767
Total Mexico		6,318,069

Chile: 1.6%
Antofagasta PLC	108,421	5,502,706
Total Chile		5,502,706

United States: 1.3%
Freeport-McMoRan, Inc.	71,599	4,502,861
Total United States		4,502,861

Singapore: 0.9%
Singapore Telecommunications, Ltd.	887,335	3,029,377
Total Singapore		3,029,377

Philippines: 0.7%
Bank of the Philippine Islands	1,497,886	2,349,594
Total Philippines		2,349,594

Thailand: 0.6%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	3,155,200	1,837,866
CP ALL Public Co., Ltd.	111,600	157,834
Total Thailand		1,995,700

Vietnam: 0.0%
Military Commercial Joint Stock Bank	39,470	37,926
Total Vietnam		37,926
1  MATTHEWS ASIA FUNDS

Matthews Emerging Markets Equity FundJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Russia: 0.0%
Sberbank of Russia PJSC[c,e]	128,308	$1,630
Total Russia		1,630

TOTAL COMMON EQUITIES		331,272,924
(Cost $218,647,860)
PREFERRED EQUITIES: 0.0%
India: 0.0%
TVS Motor Co., Ltd., Pfd.[c]	278,940	30,499
Total India		30,499

TOTAL PREFERRED EQUITIES		30,499
(Cost $0)

Total Investments: 99.4%		331,303,423
(Cost $218,647,860)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		1,876,160
Net Assets: 100.0%		$333,179,583

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $6,135,127, which is 1.84% of net assets.

c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,630 and 0.00% of net assets.
ADR	American Depositary Receipt
Pfd.	Preferred
PJSC	Public Joint Stock Co.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  2

Matthews Emerging Markets Sustainable Future FundJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.7%
	Shares	Value
South Korea: 24.6%
SK Square Co., Ltd.	29,305	$33,139,868
Samsung Electronics Co., Ltd.	120,786	26,802,080
Eugene Technology Co., Ltd.	125,279	15,362,187
HD Hyundai Electric Co., Ltd.	14,404	9,239,896
Samsung SDI Co., Ltd.[b]	5,847	1,863,618
Total South Korea		86,407,649

Taiwan: 18.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	327,000	25,797,122
Elite Material Co., Ltd.	95,000	16,423,650
Delta Electronics, Inc.	113,000	7,096,828
Poya International Co., Ltd.	246,797	5,190,686
AURAS Technology Co., Ltd.	141,000	4,566,209
M31 Technology Corp.	206,006	3,129,955
Andes Technology Corp.[b]	353,000	2,204,045
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,016	962,781
Total Taiwan		65,371,276

India: 16.2%
Bandhan Bank, Ltd.[c,d]	6,604,779	14,261,544
Marico, Ltd.	1,192,284	10,543,974
Indus Towers, Ltd.[b]	1,354,464	5,606,293
Phoenix Mills, Ltd.	211,407	4,359,870
Swiggy, Ltd.[b]	1,511,012	3,826,372
NTPC Green Energy, Ltd.[b]	3,608,192	3,645,310
Mahindra & Mahindra, Ltd.	99,377	3,232,217
Shriram Finance, Ltd.	280,532	3,095,197
HDFC Asset Management Co., Ltd.[c,d]	95,982	2,694,649
Inox Wind, Ltd.[b]	2,379,467	2,271,917
Lenskart Solutions, Ltd.[b]	312,395	1,701,412
UNO Minda, Ltd.	129,707	1,493,831
Total India		56,732,586

China/Hong Kong: 14.5%
Contemporary Amperex Technology Co., Ltd. A Shares	141,740	8,232,794
Lam Research Corp.	17,759	7,695,507
Legend Biotech Corp. ADR[b]	259,551	7,495,833
Advanced Micro-Fabrication Equipment, Inc. China A Shares	70,741	4,919,259
Alibaba Group Holding, Ltd.	345,900	4,146,806
JD Health International, Inc.[b,c,d]	774,300	3,260,770
Wuxi Biologics Cayman, Inc.[b,c,d]	673,000	2,993,206
NARI Technology Co., Ltd. A Shares	712,920	2,404,840
Silergy Corp.	125,000	2,389,274
Meituan Class Bb,c,d	232,800	2,055,003
Full Truck Alliance Co., Ltd. ADR	161,539	1,311,697
Flat Glass Group Co., Ltd. H Shares	1,495,000	1,221,974
BYD Co., Ltd. H Shares	109,600	1,015,545
Hong Kong Exchanges & Clearing, Ltd.	18,800	874,707
Medlive Technology Co., Ltd.[c,d]	958,000	835,090
Total China/Hong Kong		50,852,305

United States: 4.8%
Micron Technology, Inc.	14,478	16,711,811
Total United States		16,711,811

	Shares	Value

Brazil: 3.3%
B3 SA - Brasil Bolsa Balcao	1,332,900	$3,751,629
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	614,067	3,525,744
NU Holdings, Ltd. Class Ab	185,271	2,475,221
YDUQS Participacoes SA	1,144,000	1,967,867
Total Brazil		11,720,461

Turkey: 2.7%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,123,865	6,677,032
Akbank TAS	1,763,447	2,919,058
Total Turkey		9,596,090

Greece: 1.8%
Piraeus Bank SA	606,664	6,314,683
Total Greece		6,314,683

Romania: 1.5%
Banca Transilvania SA	601,223	5,087,554
Total Romania		5,087,554

Hungary: 1.1%
OTP Bank Nyrt	26,778	3,955,272
Total Hungary		3,955,272

Argentina: 0.9%
Grupo Financiero Galicia SA ADR	63,407	3,172,252
Total Argentina		3,172,252

Poland: 0.8%
InPost SAb	159,383	2,808,827
Total Poland		2,808,827

Saudi Arabia: 0.8%
Saudi Tadawul Group Holding Co.	74,939	2,638,781
Total Saudi Arabia		2,638,781

Bangladesh: 0.3%
BRAC Bank PLC	2,057,946	1,095,008
Total Bangladesh		1,095,008

Indonesia: 0.3%
PT Bank Rakyat Indonesia Persero Tbk	7,062,100	1,081,305
Total Indonesia		1,081,305

Vietnam: 0.3%
Nam Long Investment Corp.	940,001	937,222
Total Vietnam		937,222

Jordan: 0.2%
Hikma Pharmaceuticals PLC	40,199	809,909
Total Jordan		809,909

TOTAL COMMON EQUITIES		325,292,991
(Cost $200,426,159)
3  MATTHEWS ASIA FUNDS

Matthews Emerging Markets Sustainable Future FundJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
PREFERRED EQUITIES: 1.0%
	Shares	Value
South Korea: 1.0%
Samsung SDI Co., Ltd., Pfd.[b]	24,346	$3,508,930
Total South Korea		3,508,930

TOTAL PREFERRED EQUITIES		3,508,930
(Cost $3,938,184)

Total Investments: 93.7%		328,801,921
(Cost $204,364,343)
CASH AND OTHER ASSETS, LESS LIABILITIES: 6.3%		22,048,472
Net Assets: 100.0%		$350,850,393

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $26,100,262, which is 7.44% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Pfd.	Preferred
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  4

Matthews Emerging Markets Small Companies FundJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.3%
	Shares	Value
Taiwan: 25.6%
Elite Material Co., Ltd.	91,000	$15,732,127
Gold Circuit Electronics, Ltd.	336,000	12,903,615
Yageo Corp.[b]	263,000	9,505,696
ASPEED Technology, Inc.	17,000	8,970,193
Poya International Co., Ltd.	424,579	8,929,834
AURAS Technology Co., Ltd.	240,000	7,772,271
Formosa Sumco Technology Corp.[b]	657,000	7,582,110
M31 Technology Corp.	488,057	7,415,301
Acter Group Corp., Ltd.	164,000	6,763,352
AP Memory Technology Corp.	208,000	6,637,848
Fortune Electric Co., Ltd.	254,500	6,283,079
WNC Corp.	619,000	5,140,677
Airtac International Group	108,000	4,577,958
Phison Electronics Corp.	52,000	4,026,515
Total Taiwan		112,240,576

India: 23.7%
Bandhan Bank, Ltd.[c,d]	8,860,621	19,132,530
Cartrade Tech, Ltd.[e]	442,664	12,624,327
Radico Khaitan, Ltd.	249,204	10,407,665
Bharti Hexacom, Ltd.	510,388	8,006,221
Phoenix Mills, Ltd.	363,888	7,504,503
Netweb Technologies India, Ltd.	137,844	6,631,910
Avalon Technologies, Ltd.[c,d,e]	278,280	5,312,381
BlackBuck, Ltd.[e]	836,194	4,696,095
Shriram Finance, Ltd.	415,517	4,584,528
GE Vernova T&D India, Ltd.	83,929	4,402,507
Rainbow Children’s Medicare, Ltd.	272,502	4,073,827
PB Fintech, Ltd.[e]	235,994	4,065,986
Action Construction Equipment, Ltd.	305,926	3,316,806
UNO Minda, Ltd.	280,483	3,230,314
Senco Gold, Ltd.	660,429	2,306,437
Amber Enterprises India, Ltd.[e]	25,821	2,058,539
Niva Bupa Health Insurance Co., Ltd.[e]	1,546,308	1,383,680
Total India		103,738,256

South Korea: 14.1%
Eugene Technology Co., Ltd.	149,786	18,367,328
Hugel, Inc.[e]	86,081	14,750,655
HD Hyundai Co., Ltd.	75,030	9,771,342
PSK, Inc.	49,038	6,368,732
KIWOOM Securities Co., Ltd.	20,556	4,629,428
Hanwha Engine[e]	103,502	3,460,761
BGF Retail Co., Ltd.	30,787	2,315,500
SNT Dynamics Co., Ltd.	100,828	2,297,012
Total South Korea		61,960,758

China/Hong Kong: 13.9%
Legend Biotech Corp. ADR[e]	472,485	13,645,367
ASMPT, Ltd.	296,700	9,146,367
Silergy Corp.	263,000	5,027,033
Full Truck Alliance Co., Ltd. ADR	523,118	4,247,718
Hongfa Technology Co., Ltd. A Shares	748,640	3,816,762
Neway Valve Suzhou Co., Ltd. A Shares	510,639	3,798,447
Atour Lifestyle Holdings, Ltd. ADR	102,989	3,275,050
Kingsoft Cloud Holdings, Ltd. ADR[e]	360,905	3,266,190
Minth Group, Ltd.	870,500	2,949,695
China Conch Venture Holdings, Ltd.	1,984,500	2,760,440

	Shares	Value
Centre Testing International Group Co., Ltd. A Shares	1,219,838	$2,502,101
Centre Testing International Group Co., Ltd. A Shares	1,097,500	2,249,391
Shanghai MicroPort MedBot Group Co., Ltd. H Shares[e]	532,000	1,566,183
Ever Sunshine Services Group, Ltd.[d]	6,750,000	1,421,442
Yuexiu Property Co., Ltd.	2,902,000	1,240,483
Total China/Hong Kong		60,912,669

Brazil: 3.8%
Vivara Participacoes SA	1,047,100	4,640,887
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	7,084,800	3,856,476
YDUQS Participacoes SA	1,996,400	3,434,134
Grupo SBF SA	1,658,900	3,316,322
Empreendimentos Pague Menos S/A	2,261,900	1,581,748
Total Brazil		16,829,567

Vietnam: 3.1%
Mobile World Investment Corp.	2,073,014	6,175,819
Military Commercial Joint Stock Bank	5,730,974	5,506,834
FPT Corp.	660,944	1,768,060
Total Vietnam		13,450,713

Turkey: 2.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,828,358	10,862,518
Total Turkey		10,862,518

Greece: 1.6%
Piraeus Bank SA	685,475	7,135,016
Total Greece		7,135,016

Cyprus: 1.4%
Theon International PLC	182,161	6,218,053
Total Cyprus		6,218,053

South Africa: 1.2%
We Buy Cars Holdings, Ltd.	2,421,609	5,048,715
Total South Africa		5,048,715

Philippines: 1.1%
GT Capital Holdings, Inc.	591,080	4,679,822
Total Philippines		4,679,822

Georgia: 1.0%
TBC Bank Group PLC	75,411	4,430,593
Total Georgia		4,430,593

Peru: 1.0%
Intercorp Financial Services, Inc.	77,694	4,425,450
Total Peru		4,425,450

United Kingdom: 1.0%
Baltic Classifieds Group PLC	1,677,353	4,184,281
Total United Kingdom		4,184,281
5  MATTHEWS ASIA FUNDS

Matthews Emerging Markets Small Companies FundJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Argentina: 0.8%
Grupo Financiero Galicia SA ADR	73,634	$3,683,909
Total Argentina		3,683,909

Chile: 0.7%
Lundin Mining Corp.	128,600	3,133,732
Total Chile		3,133,732

Saudi Arabia: 0.7%
Saudi Tadawul Group Holding Co.	84,840	2,987,419
Total Saudi Arabia		2,987,419

Mexico: 0.6%
Gentera SAB de CV	1,280,000	2,774,096
Total Mexico		2,774,096

Panama: 0.6%
Bladex, Inc.	43,885	2,697,611
Total Panama		2,697,611

Indonesia: 0.6%
PT Mitra Adiperkasa Tbk	29,507,400	2,524,846
Total Indonesia		2,524,846

Bangladesh: 0.3%
BRAC Bank PLC	2,627,548	1,398,086
Total Bangladesh		1,398,086

Russia: 0.0%
Moscow Exchange MICEX-RTS PJSC[b,e]	2,101,250	26,700
Total Russia		26,700

Total Investments: 99.3%		435,343,386
(Cost $324,752,652)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.7%		3,100,406
Net Assets: 100.0%		$438,443,792

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $17,114,506 and 3.90% of net assets.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $24,444,911, which is 5.58% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Non-income producing security.
ADR	American Depositary Receipt
PJSC	Public Joint Stock Co.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  6

Matthews Asia Growth FundJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 86.8%
	Shares	Value
Taiwan: 29.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	103,000	$8,125,699
Unimicron Technology Corp.	232,000	7,991,923
Delta Electronics, Inc.	108,000	6,782,809
Kaori Heat Treatment Co., Ltd.	135,000	6,684,853
Elite Material Co., Ltd.	37,000	6,396,579
Quanta Computer, Inc.	523,000	6,097,398
WNC Corp.	676,000	5,614,051
Innolux Corp.	2,246,000	4,970,831
United Microelectronics Corp. ADR	177,978	4,842,781
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,294	4,438,536
Accton Technology Corp.	53,000	4,227,395
Compeq Manufacturing Co., Ltd.	561,000	4,169,738
Universal Microwave Technology, Inc.	89,000	3,834,435
MediaTek, Inc.	24,000	3,270,353
Hon Precision, Inc.	15,000	3,081,799
Grand Process Technology Corp.	25,000	2,911,844
ASPEED Technology, Inc.	4,000	2,110,634
Realtek Semiconductor Corp.	78,000	1,990,912
Yageo Corp.[b]	50,000	1,807,167
Acter Group Corp., Ltd.	40,000	1,649,598
LandMark Optoelectronics Corp.	16,000	1,053,335
Total Taiwan		92,052,670

China/Hong Kong: 22.5%
NAURA Technology Group Co., Ltd. A Shares	53,505	7,011,738
Advanced Micro-Fabrication Equipment, Inc. China A Shares	96,380	6,702,204
Contemporary Amperex Technology Co., Ltd. A Shares	113,500	6,592,508
Tencent Holdings, Ltd.	116,400	6,423,250
Montage Technology Co., Ltd. H Shares[c]	89,000	5,322,999
Midea Group Co., Ltd. A Shares	394,600	4,395,842
Grace Fabric Technology Co., Ltd. A Shares	108,000	4,271,466
Alibaba Group Holding, Ltd.	300,500	3,602,530
WUS Printed Circuit Kunshan Co., Ltd. A Shares	155,800	3,538,160
Eoptolink Technology, Inc., Ltd. A Shares	38,500	3,489,937
Zhongji Innolight Co., Ltd. A Shares	16,700	3,177,371
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	137,843	3,117,322
Sieyuan Electric Co., Ltd. A Shares	113,600	2,905,454
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. H Shares[c]	45,400	2,533,130
Innovent Biologics, Inc.[c,d,e]	231,000	2,353,059
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	131,800	2,094,610
Hygon Information Technology Co., Ltd. A Shares	35,086	1,926,425
Universal Scientific Industrial Shanghai Co., Ltd. A Shares	294,900	1,423,782
Total China/Hong Kong		70,881,787

South Korea: 21.5%
Samsung Electronics Co., Ltd.	92,499	20,525,273
Samsung Electro-Mechanics Co., Ltd.	11,906	17,242,741
SK Hynix, Inc.	8,769	15,473,624
HD Hyundai Heavy Industries Co., Ltd.	9,415	3,630,177
HD Hyundai Electric Co., Ltd.	5,584	3,582,031
Hanwha Aerospace Co., Ltd.	4,644	3,005,509
Samsung C&T Corp.	9,494	2,939,577

	Shares	Value
Doosan Enerbility Co., Ltd.[c]	23,184	$1,320,874
Total South Korea		67,719,806

Japan: 7.6%
Tokyo Electron, Ltd.	11,500	5,575,823
Mitsubishi Electric Corp.	145,000	5,317,804
Sumitomo Electric Industries, Ltd.	276,400	5,129,189
Panasonic Holdings Corp.	165,500	4,656,076
Advantest Corp.	9,000	1,851,556
Ibiden Co., Ltd.	10,500	1,585,304
Total Japan		24,115,752

India: 6.0%
MTAR Technologies, Ltd.[c,e]	99,051	8,004,941
Thermax, Ltd.	44,936	2,452,125
Delhivery, Ltd.[c]	400,860	2,001,600
Reliance Industries, Ltd.	141,566	1,939,258
Bharti Airtel, Ltd.	90,150	1,765,971
Lenskart Solutions, Ltd.[c]	289,026	1,574,136
Bajaj Finance, Ltd.	114,361	1,216,296
Total India		18,954,327

TOTAL COMMON EQUITIES		273,724,342
(Cost $183,371,784)

RIGHTS: 0.0%

Taiwan: 0.0%
Compeq Manufacturing Co., Ltd. Rights, Expires 07/20/26[c]	15,816	0
Total Taiwan		0

TOTAL RIGHTS		0
(Cost $0)

Total Investments: 86.8%		273,724,342
(Cost $183,371,784)
CASH AND OTHER ASSETS, LESS LIABILITIES: 13.2%		41,745,386
Net Assets: 100.0%		$315,469,728

7  MATTHEWS ASIA FUNDS

Matthews Asia Growth FundJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,807,167 and 0.57% of net assets.
c	Non-income producing security.
d
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $2,353,059, which is 0.75% of net assets.

e	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  8

Matthews Pacific Tiger FundJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.7%
	Shares	Value
Taiwan: 28.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,448,000	$114,233,127
MediaTek, Inc.	178,000	24,255,120
Elite Material Co., Ltd.	125,000	21,610,065
Delta Electronics, Inc.	319,000	20,034,409
Unimicron Technology Corp.	484,000	16,672,805
Accton Technology Corp.	200,000	15,952,433
United Microelectronics Corp.	2,025,000	10,861,698
Cathay Financial Holding Co., Ltd.	2,501,000	7,756,085
Compeq Manufacturing Co., Ltd.	922,000	6,852,939
ASE Technology Holding Co., Ltd.	235,000	5,244,391
Universal Microwave Technology, Inc.	107,000	4,609,939
Hon Hai Precision Industry Co., Ltd.	461,000	3,678,638
All Ring Tech Co., Ltd.	63,000	2,026,850
Total Taiwan		253,788,499

South Korea: 26.2%
Samsung Electronics Co., Ltd.	444,182	98,562,761
SK Hynix, Inc.	23,422	41,330,052
SK Square Co., Ltd.	29,176	32,993,986
KB Financial Group, Inc.	123,523	12,780,590
HD Hyundai Heavy Industries Co., Ltd.	22,917	8,836,193
Doosan Enerbility Co., Ltd.[b]	149,288	8,505,460
Samsung Electro-Mechanics Co., Ltd.	5,027	7,280,301
Samsung Fire & Marine Insurance Co., Ltd.	14,978	6,044,087
Samsung C&T Corp.	18,943	5,865,220
Hyundai Motor Co.	16,873	5,499,995
NAVER Corp.	39,605	5,138,894
Total South Korea		232,837,539

China/Hong Kong: 25.1%
NAURA Technology Group Co., Ltd. A Shares	177,812	23,301,954
Tencent Holdings, Ltd.	388,900	21,460,497
China Construction Bank Corp. H Shares	18,659,000	19,245,867
Zhongji Innolight Co., Ltd. A Shares	94,500	17,979,736
Contemporary Amperex Technology Co., Ltd. A Shares	270,180	15,693,074
Shengyi Technology Co., Ltd. A Shares	585,400	15,092,762
Industrial & Commercial Bank of China, Ltd. H Shares	14,595,000	11,989,586
Alibaba Group Holding, Ltd.	983,800	11,794,239
WUS Printed Circuit Kunshan Co., Ltd. A Shares	402,800	9,147,439
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	389,993	8,819,699
WuXi AppTec Co., Ltd. H Shares[c,d]	426,500	8,395,881
Zijin Mining Group Co., Ltd. H Shares	2,370,000	8,380,316
Kingboard Laminates Holdings, Ltd.	638,500	8,175,377
Eoptolink Technology, Inc., Ltd. A Shares	82,980	7,521,948
China Shenhua Energy Co., Ltd. H Shares	1,183,000	6,059,702
PetroChina Co., Ltd. H Shares	5,076,000	5,478,331
BOE Technology Group Co., Ltd. A Shares	4,221,800	5,425,379
Cambricon Technologies Corp., Ltd. A Shares	21,674	5,127,938
China Resources Land, Ltd.	1,112,500	4,274,009
AIA Group, Ltd.	437,600	4,006,331
Contemporary Amperex Technology Co., Ltd. H Shares	34,100	3,071,700
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	183,940	2,923,236
Total China/Hong Kong		223,365,001

	Shares	Value

India: 6.6%
HDFC Bank, Ltd.	897,497	$7,574,387
Bajaj Auto, Ltd.	59,030	6,071,708
ICICI Bank, Ltd.	406,842	5,938,767
Mahindra & Mahindra, Ltd.	173,132	5,631,084
Bajaj Finance, Ltd.	460,659	4,899,376
Bharti Airtel, Ltd.	243,862	4,777,073
Cummins India, Ltd.	77,405	4,637,114
Metropolis Healthcare, Ltd.[c,d]	781,019	4,461,966
Inventurus Knowledge Solutions, Ltd.[b]	241,096	4,282,103
Axis Bank, Ltd.	268,548	3,822,020
Max Financial Services, Ltd.[b]	202,613	3,394,788
Sun Pharmaceutical Industries, Ltd.	163,268	3,214,295
Total India		58,704,681

Singapore: 3.9%
DBS Group Holdings, Ltd.	505,700	25,606,019
Singapore Technologies Engineering, Ltd.	1,087,800	8,761,519
Total Singapore		34,367,538

Malaysia: 1.1%
CIMB Group Holdings BHD	3,190,500	5,808,458
Telekom Malaysia BHD	1,911,700	3,494,355
Total Malaysia		9,302,813

Thailand: 1.0%
Central Pattana Public Co., Ltd.	4,583,200	9,287,069
Total Thailand		9,287,069

United Kingdom: 0.8%
Standard Chartered PLC	249,700	6,780,390
Total United Kingdom		6,780,390

Vietnam: 0.5%
Asia Commercial Bank JSC	5,242,053	4,527,252
Total Vietnam		4,527,252

TOTAL COMMON EQUITIES		832,960,782
(Cost $552,003,178)

9  MATTHEWS ASIA FUNDS

Matthews Pacific Tiger FundJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
RIGHTS: 0.0%
	Shares	Value
Taiwan: 0.0%
Compeq Manufacturing Co., Ltd. Rights, Expires 07/20/26[b]	25,993	$0
Total Taiwan		0

TOTAL RIGHTS		0
(Cost $0)

Total Investments: 93.7%		832,960,782
(Cost $552,003,178)
CASH AND OTHER ASSETS, LESS LIABILITIES: 6.3%		56,152,130
Net Assets: 100.0%		$889,112,912

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $12,857,847, which is 1.45% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
BHD	Berhad
JSC	Joint Stock Co.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  10

Matthews Asia Innovators FundJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 91.4%
	Shares	Value
Taiwan: 37.5%
United Microelectronics Corp. ADR	487,118	$13,254,481
Unimicron Technology Corp.	376,000	12,952,427
MediaTek, Inc.	93,000	12,672,619
Taiwan Semiconductor Manufacturing Co., Ltd.	149,000	11,754,652
WNC Corp.	1,410,000	11,709,782
Delta Electronics, Inc.	173,000	10,865,056
Kaori Heat Treatment Co., Ltd.	218,000	10,794,799
Elite Material Co., Ltd.	62,000	10,718,592
Quanta Computer, Inc.	849,000	9,898,071
United Microelectronics Corp.	1,545,000	8,287,073
Innolux Corp.	3,614,000	7,998,479
Chroma ATE, Inc.	115,000	7,991,748
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,559	7,908,082
Acter Group Corp., Ltd.	191,000	7,876,831
Compeq Manufacturing Co., Ltd.	961,000	7,142,814
Accton Technology Corp.	86,000	6,859,546
Universal Microwave Technology, Inc.	151,000	6,505,615
ASPEED Technology, Inc.	12,000	6,331,901
Grand Process Technology Corp.	45,000	5,241,319
Hon Precision, Inc.	25,339	5,205,981
Realtek Semiconductor Corp.	126,000	3,216,088
Yageo Corp.[b]	80,000	2,891,466
All Ring Tech Co., Ltd.	60,000	1,930,333
LandMark Optoelectronics Corp.	27,000	1,777,502
WinWay Technology Co., Ltd.	4,000	1,037,462
Total Taiwan		192,822,719

China/Hong Kong: 24.7%
NAURA Technology Group Co., Ltd. A Shares	111,682	14,635,732
Advanced Micro-Fabrication Equipment, Inc. China A Shares	164,389	11,431,473
Contemporary Amperex Technology Co., Ltd. A Shares	191,340	11,113,749
Montage Technology Co., Ltd. H Shares[c]	143,700	8,594,549
Acter Technology Integration Group Co., Ltd. A Shares	321,800	7,005,891
Tencent Holdings, Ltd.	115,600	6,379,104
Hygon Information Technology Co., Ltd. A Shares	107,547	5,904,955
Alibaba Group Holding, Ltd.	483,000	5,790,422
Eoptolink Technology, Inc., Ltd. A Shares	61,865	5,607,922
WUS Printed Circuit Kunshan Co., Ltd. A Shares	244,530	5,553,186
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	231,763	5,241,325
Zhongji Innolight Co., Ltd. A Shares	26,828	5,104,342
Midea Group Co., Ltd. A Shares	423,941	4,722,701
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. H Shares[c]	74,900	4,179,106
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	527,312	4,053,445
Innovent Biologics, Inc.[c,d,e]	391,000	3,982,884
Neway Valve Suzhou Co., Ltd. A Shares	490,000	3,644,921
Grace Fabric Technology Co., Ltd. A Shares	85,200	3,369,712
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	207,200	3,292,892
Sieyuan Electric Co., Ltd. A Shares	103,400	2,644,577
Luckin Coffee, Inc. ADR[c]	85,192	2,357,263

	Shares	Value
Universal Scientific Industrial Shanghai Co., Ltd. A Shares	474,957	$2,293,100
Total China/Hong Kong		126,903,251

South Korea: 20.0%
Samsung Electronics Co., Ltd.	127,853	28,370,228
Samsung Electro-Mechanics Co., Ltd.	19,215	27,827,925
SK Hynix, Inc.	14,134	24,940,610
HD Hyundai Electric Co., Ltd.	8,624	5,532,134
Hanwha Aerospace Co., Ltd.	7,472	4,835,737
HD Hyundai Heavy Industries Co., Ltd.	12,414	4,786,512
Samsung C&T Corp.	15,276	4,729,827
Doosan Enerbility Co., Ltd.[c]	38,293	2,181,686
Total South Korea		103,204,659

India: 7.2%
MTAR Technologies, Ltd.[c,e]	180,318	14,572,644
Thermax, Ltd.	72,365	3,948,906
Delhivery, Ltd.[c]	781,447	3,901,971
Netweb Technologies India, Ltd.	72,144	3,470,971
Bajaj Finance, Ltd.	300,437	3,195,322
Reliance Industries, Ltd.	205,958	2,821,339
Lenskart Solutions, Ltd.[c]	488,535	2,660,731
Bharti Airtel, Ltd.	121,801	2,385,990
Total India		36,957,874

Japan: 2.0%
Panasonic Holdings Corp.	275,700	7,756,376
Ibiden Co., Ltd.	16,800	2,536,486
Total Japan		10,292,862

TOTAL COMMON EQUITIES		470,181,365
(Cost $308,055,540)

RIGHTS: 0.0%

Taiwan: 0.0%
Compeq Manufacturing Co., Ltd. Rights, Expires 07/20/26[c]	27,092	0
Total Taiwan		0

TOTAL RIGHTS		0
(Cost $0)

Total Investments: 91.4%		470,181,365
(Cost $308,055,540)
CASH AND OTHER ASSETS, LESS LIABILITIES: 8.6%		44,276,997
Net Assets: 100.0%		$514,458,362

11  MATTHEWS ASIA FUNDS

Matthews Asia Innovators FundJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $2,891,466 and 0.56% of net assets.
c	Non-income producing security.
d
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $3,982,884, which is 0.77% of net assets.

e	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  12

Matthews China FundJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.8%
	Shares	Value
Information Technology: 23.8%
Electronic Equipment, Instruments & Components: 11.7%
Kingboard Holdings, Ltd.	1,228,500	$18,612,755
Suzhou Dongshan Precision Manufacturing Co., Ltd. A Shares[b]	220,700	8,632,040
WUS Printed Circuit Kunshan Co., Ltd. A Shares	371,258	8,431,132
Foxconn Industrial Internet Co., Ltd. A Shares	577,575	6,215,776
Chaozhou Three-Circle Group Co., Ltd. A Shares	183,400	4,580,367
		46,472,070
Semiconductors & Semiconductor Equipment: 9.1%
Montage Technology Co., Ltd. A Shares	203,480	9,391,622
Cambricon Technologies Corp., Ltd. A Shares	34,687	8,206,784
NAURA Technology Group Co., Ltd. A Shares	60,740	7,959,872
GigaDevice Semiconductor, Inc. A Shares	64,900	7,894,493
Xinyi Solar Holdings, Ltd.	10,778,000	2,841,054
		36,293,825
Communications Equipment: 2.2%
Suzhou TFC Optical Communication Co., Ltd. A Shares	194,202	8,834,621
Technology Hardware, Storage & Peripherals: 0.8%
Lenovo Group, Ltd.	1,124,000	3,335,249
Total Information Technology		94,935,765

Financials: 21.6%
Capital Markets: 8.5%
China International Capital Corp., Ltd. H Shares[c,d]	4,782,000	12,867,947
China Merchants Securities Co., Ltd. H Shares[c,d]	4,813,200	10,644,605
CITIC Securities Co., Ltd. H Shares	1,740,000	6,074,256
Hithink RoyalFlush Information Network Co., Ltd. A Shares	117,640	4,196,089
		33,782,897
Insurance: 6.9%
Ping An Insurance Group Co. of China, Ltd. H Shares	1,748,000	11,429,792
China Life Insurance Co., Ltd. H Shares	3,035,000	10,387,939
New China Life Insurance Co., Ltd. H Shares	934,100	5,505,189
		27,322,920
Banks: 5.5%
China Merchants Bank Co., Ltd. A Shares	1,712,443	8,958,912
China Construction Bank Corp. H Shares	6,917,000	7,134,555
Bank of Ningbo Co., Ltd. A Shares	1,324,489	5,792,660
		21,886,127
Consumer Finance: 0.7%
Qfin Holdings, Inc. ADR	189,551	2,996,801
Total Financials		85,988,745

	Shares	Value

Industrials: 13.4%
Electrical Equipment: 6.9%
Jiangsu Zhongtian Technology Co., Ltd. A Shares	2,082,900	$18,821,419
Contemporary Amperex Technology Co., Ltd. A Shares	148,160	8,605,692
		27,427,111
Machinery: 3.4%
Neway Valve Suzhou Co., Ltd. A Shares	641,197	4,769,617
China Yuchai International, Ltd.	97,946	4,643,620
Yutong Bus Co., Ltd. A Shares	1,036,100	4,097,512
		13,510,749
Professional Services: 1.3%
Kanzhun, Ltd. ADR	406,639	5,233,444
Air Freight & Logistics: 1.2%
JD Logistics, Inc.[b,c,d]	3,138,000	4,722,882
Building Products: 0.6%
MayAir Technology China Co., Ltd. A Shares	147,007	2,537,484
Total Industrials		53,431,670

Consumer Discretionary: 12.3%
Broadline Retail: 8.5%
Alibaba Group Holding, Ltd.	1,743,000	20,895,873
JD.com, Inc. Class A	527,063	6,714,992
PDD Holdings, Inc. ADR[b]	78,314	5,973,792
		33,584,657
Hotels, Restaurants & Leisure: 2.7%
Meituan Class Bb,c,d	1,229,880	10,856,560
Automobile Components: 1.1%
Minth Group, Ltd.	1,320,000	4,472,829
Total Consumer Discretionary		48,914,046

Communication Services: 11.7%
Interactive Media & Services: 11.7%
Tencent Holdings, Ltd.	841,600	46,441,641
Total Communication Services		46,441,641

Materials: 8.2%
Metals & Mining: 6.2%
Zijin Mining Group Co., Ltd. A Shares	2,352,401	8,827,365
JCHX Mining Management Co., Ltd. A Shares	642,454	5,641,418
CMOC Group, Ltd. A Shares	1,655,700	4,318,573
CMOC Group, Ltd. H Shares	2,031,000	3,967,393
Zijin Gold International Co., Ltd.	170,800	1,951,888
		24,706,637
Chemicals: 2.0%
Dongyue Group, Ltd.	1,368,000	3,345,385
Ganfeng Lithium Group Co., Ltd. A Shares	309,100	2,992,218
Wanhua Chemical Group Co., Ltd. A Shares	148,818	1,503,601
		7,841,204
Total Materials		32,547,841
13  MATTHEWS ASIA FUNDS

Matthews China FundJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Health Care: 5.4%
Life Sciences Tools & Services: 2.8%
WuXi AppTec Co., Ltd. A Shares	482,800	$8,877,119
Genscript Biotech Corp.[b]	1,354,000	2,115,571
		10,992,690
Biotechnology: 1.7%
Innovent Biologics, Inc.[b,c,d]	681,000	6,936,940
Pharmaceuticals: 0.9%
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	466,569	3,586,514
Total Health Care		21,516,144

Real Estate: 2.4%
Real Estate Management & Development: 2.4%
Longfor Group Holdings, Ltd.[c,d]	3,794,000	2,904,373
China Resources Land, Ltd.	708,000	2,719,998
Yuexiu Property Co., Ltd.	5,059,000	2,162,510
China Overseas Grand Oceans Group, Ltd.	3,122,000	891,193
CIFI Holdings Group Co., Ltd.[b]	104,961,520	591,546
Times China Holdings, Ltd.[b]	42,755,000	168,995
Total Real Estate		9,438,615

Total Investments: 98.8%		393,214,467
(Cost $379,193,734)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		4,621,009
Net Assets: 100.0%		$397,835,476

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $48,933,307, which is 12.30% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  14

Matthews China Innovators FundJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.2%
	Shares	Value
Information Technology: 47.5%
Semiconductors & Semiconductor Equipment: 24.3%
ACM Research, Inc. Class Ab	49,560	$6,288,668
Beijing Huafeng Test & Control Technology Co., Ltd. A Shares	54,042	4,214,725
ASMPT, Ltd.	133,500	4,115,403
Wuxi NCE Power Co., Ltd. A Shares	262,800	3,868,010
Advanced Micro-Fabrication Equipment, Inc. China A Shares	49,107	3,414,905
Montage Technology Co., Ltd. H Shares[b]	48,800	2,918,678
Realtek Semiconductor Corp.	25,000	638,113
Hygon Information Technology Co., Ltd. A Shares	11,393	625,542
LandMark Optoelectronics Corp.	8,000	526,667
		26,610,711
Electronic Equipment, Instruments & Components: 16.7%
Kingboard Laminates Holdings, Ltd.	421,000	5,390,499
Wasion Holdings, Ltd.	1,024,000	2,607,492
Innolux Corp.	760,000	1,682,027
Universal Scientific Industrial Shanghai Co., Ltd. A Shares	343,600	1,658,906
Elite Material Co., Ltd.	9,000	1,555,925
Eoptolink Technology, Inc., Ltd. A Shares	12,600	1,142,161
Compeq Manufacturing Co., Ltd.	137,000	1,018,278
WUS Printed Circuit Kunshan Co., Ltd. A Shares	43,400	985,598
FIT Hon Teng, Ltd.[b,c,d]	1,015,000	935,944
Universal Microwave Technology, Inc.	21,000	904,755
All Ring Tech Co., Ltd.	12,000	386,067
		18,267,652
Communications Equipment: 4.0%
Zhongji Innolight Co., Ltd. A Shares	13,600	2,587,560
WNC Corp.	215,000	1,785,534
		4,373,094
Technology Hardware, Storage & Peripherals: 2.5%
Lenovo Group, Ltd.	500,000	1,483,652
Quanta Computer, Inc.	114,000	1,329,069
		2,812,721
Total Information Technology		52,064,178

Industrials: 24.5%
Electrical Equipment: 11.7%
Hongfa Technology Co., Ltd. A Shares	721,619	3,679,001
Time Interconnect Technology, Ltd.	1,586,000	3,461,573
Shenzhen Megmeet Electrical Co., Ltd. A Shares	92,400	2,296,889
Sieyuan Electric Co., Ltd. A Shares	45,500	1,163,716
Contemporary Amperex Technology Co., Ltd. H Shares	12,900	1,162,022
Contemporary Amperex Technology Co., Ltd. A Shares	17,300	1,004,849
		12,768,050
Construction & Engineering: 5.6%
Acter Technology Integration Group Co., Ltd. A Shares	283,800	6,178,595
Machinery: 5.5%
Kaori Heat Treatment Co., Ltd.	39,000	1,931,180

	Shares	Value
Neway Valve Suzhou Co., Ltd. A Shares	224,000	$1,666,249
Precision Tsugami China Corp., Ltd.[d]	179,000	1,613,574
Sany Heavy Equipment International Holdings Co., Ltd.	985,000	836,826
		6,047,829
Marine Transportation: 1.7%
SITC International Holdings Co., Ltd.	450,500	1,807,205
Total Industrials		26,801,679

Materials: 8.2%
Metals & Mining: 7.0%
Jiangsu Boqian New Materials Stock Co., Ltd. A Shares	188,900	7,606,432
Chemicals: 1.2%
Grace Fabric Technology Co., Ltd. A Shares	33,700	1,332,856
Total Materials		8,939,288

Consumer Discretionary: 5.5%
Hotels, Restaurants & Leisure: 2.3%
Atour Lifestyle Holdings, Ltd. ADR	79,642	2,532,616
Automobile Components: 1.8%
Minth Group, Ltd.	580,000	1,965,334
Household Durables: 1.4%
Midea Group Co., Ltd. A Shares	134,200	1,494,987
Total Consumer Discretionary		5,992,937

Energy: 3.9%
Energy Equipment & Services: 3.9%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	186,900	4,226,747
Total Energy		4,226,747

Health Care: 1.7%
Biotechnology: 1.7%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. H Shares[b]	24,100	1,344,679
Innovent Biologics, Inc.[b,c,d]	52,500	534,786
Total Health Care		1,879,465

Real Estate: 0.9%
Real Estate Management & Development: 0.9%
China Resources Land, Ltd.	268,000	1,029,604
Total Real Estate		1,029,604

TOTAL COMMON EQUITIES		100,933,898
(Cost $62,936,779)
15  MATTHEWS ASIA FUNDS

Matthews China Innovators FundJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
RIGHTS: 0.0%
	Shares	Value
Information Technology: 0.0%
Electronic Equipment, Instruments & Components: 0.0%
Compeq Manufacturing Co., Ltd. Rights, Expires 07/20/2026[b]	3,496	$0
Total Information Technology		0

TOTAL RIGHTS		0
(Cost $0)

Total Investments: 92.2%		100,933,898
(Cost $62,936,779)
CASH AND OTHER ASSETS, LESS LIABILITIES: 7.8%		8,567,487
Net Assets: 100.0%		$109,501,385

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $1,470,730, which is 1.34% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  16

Matthews India FundJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 104.4%
	Shares	Value
Financials: 39.5%
Banks: 22.2%
HDFC Bank, Ltd.	4,560,937	$38,491,831
ICICI Bank, Ltd.	2,001,313	29,213,630
Axis Bank, Ltd.	1,072,994	15,271,028
Kotak Mahindra Bank, Ltd.	2,683,071	11,130,576
State Bank of India	621,594	6,753,098
Federal Bank, Ltd.	1,095,936	3,826,372
AU Small Finance Bank, Ltd.[b,c]	192,509	2,112,511
		106,799,046
Consumer Finance: 9.4%
Bajaj Finance, Ltd.	1,921,775	20,439,193
Shriram Finance, Ltd.	1,411,302	15,571,333
Cholamandalam Investment and Finance Co., Ltd.	316,343	5,993,312
L&T Finance, Ltd.	692,786	2,279,044
SBI Cards & Payment Services, Ltd.	189,399	1,188,473
		45,471,355
Insurance: 5.4%
Star Health & Allied Insurance Co., Ltd.[d]	1,751,267	10,900,400
Max Financial Services, Ltd.[d]	415,285	6,958,115
Canara HSBC Life Insurance Co., Ltd.[d]	2,847,913	4,214,763
ICICI Lombard General Insurance Co., Ltd.[b,c]	192,259	3,542,301
PB Fintech, Ltd.[d]	37,242	641,650
		26,257,229
Capital Markets: 2.5%
Billionbrains Garage Ventures, Ltd.[b,c,d]	1,808,167	3,867,757
Nippon Life India Asset Management, Ltd.[b,c]	239,881	2,951,211
ICICI Prudential Asset Management Co., Ltd.	82,421	2,896,133
BSE, Ltd.	55,714	2,281,101
		11,996,202
Total Financials		190,523,832

Consumer Discretionary: 21.4%
Hotels, Restaurants & Leisure: 10.2%
Eternal, Ltd.[d]	12,755,135	35,749,494
Swiggy, Ltd.[d]	3,417,437	8,654,058
Le Travenues Technology, Ltd.[c,d]	2,190,084	4,560,945
		48,964,497
Automobiles: 6.6%
Mahindra & Mahindra, Ltd.	298,209	9,699,189
Ather Energy, Ltd.[d]	783,129	9,461,681
TVS Motor Co., Ltd.	171,210	6,268,979
Eicher Motors, Ltd.	39,770	2,978,117
Bajaj Auto, Ltd.	21,232	2,183,881
Maruti Suzuki India, Ltd.	6,779	1,013,495
		31,605,342
Textiles, Apparel & Luxury Goods: 1.7%
Titan Co., Ltd.	175,763	8,186,391
Specialty Retail: 1.5%
Lenskart Solutions, Ltd.[d]	1,183,953	6,448,219
Cartrade Tech, Ltd.[d]	33,939	967,906
		7,416,125

	Shares	Value
Automobile Components: 1.2%
Sona Blw Precision Forgings, Ltd.[b,c]	531,929	$3,491,467
Exide Industries, Ltd.	588,154	2,413,399
		5,904,866
Household Durables: 0.2%
Crompton Greaves Consumer Electricals, Ltd.	423,852	1,232,011
Total Consumer Discretionary		103,309,232

Industrials: 8.9%
Machinery: 3.4%
Thermax, Ltd.	193,737	10,572,089
Cummins India, Ltd.	97,227	5,824,594
		16,396,683
Electrical Equipment: 2.4%
Bharat Heavy Electricals, Ltd.	1,327,766	5,822,741
CG Power & Industrial Solutions, Ltd.	364,389	3,675,300
Finolex Cables, Ltd.	144,415	1,787,287
		11,285,328
Air Freight & Logistics: 1.0%
Delhivery, Ltd.[d]	981,974	4,903,255
Passenger Airlines: 0.9%
InterGlobe Aviation, Ltd.[b,c]	79,689	4,527,192
Transportation Infrastructure: 0.8%
Gujarat Pipavav Port, Ltd.	2,337,361	3,736,268
Construction & Engineering: 0.3%
Praj Industries, Ltd.	352,647	1,309,410
Industrial Conglomerates: 0.1%
Apar Industries, Ltd.	2,856	474,771
Total Industrials		42,632,907

Consumer Staples: 8.7%
Food Products: 3.8%
Marico, Ltd.	1,216,942	10,762,038
Tata Consumer Products, Ltd.	674,570	7,677,215
		18,439,253
Personal Care Products: 2.3%
Hindustan Unilever, Ltd.	347,053	7,772,215
Godrej Consumer Products, Ltd.	297,823	3,182,066
		10,954,281
Beverages: 2.1%
Varun Beverages, Ltd.	1,268,309	6,818,715
United Spirits, Ltd.	237,465	3,396,496
		10,215,211
Tobacco: 0.5%
ITC, Ltd.	786,735	2,386,094
Total Consumer Staples		41,994,839
17  MATTHEWS ASIA FUNDS

Matthews India FundJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Health Care: 7.9%
Pharmaceuticals: 5.7%
Neuland Laboratories, Ltd.	110,763	$21,753,561
Aether Industries, Ltd.[d]	162,883	2,341,090
Sun Pharmaceutical Industries, Ltd.	101,439	1,997,054
Zydus Lifesciences, Ltd.	101,525	1,193,934
		27,285,639
Health Care Providers & Services: 1.1%
Metropolis Healthcare, Ltd.[b,c]	914,605	5,225,143
Life Sciences Tools & Services: 0.7%
Divi’s Laboratories, Ltd.	47,979	3,338,059
Health Care Technology: 0.4%
Inventurus Knowledge Solutions, Ltd.[d]	119,607	2,124,339
Total Health Care		37,973,180

Information Technology: 5.5%
Electronic Equipment, Instruments & Components: 2.4%
Avalon Technologies, Ltd.[b,c,d]	405,535	7,741,686
Syrma SGS Technology, Ltd.	247,192	3,660,842
		11,402,528
Communications Equipment: 1.4%
Sterlite Technologies, Ltd.[d]	1,032,842	6,755,133
IT Services: 1.0%
Infosys, Ltd.	301,996	3,201,757
Persistent Systems, Ltd.	41,475	1,901,400
		5,103,157
Software: 0.7%
AurionPro Solutions, Ltd.	185,696	1,685,727
Capillary Technologies India, Ltd.[d]	308,429	1,675,999
		3,361,726
Total Information Technology		26,622,544

Communication Services: 5.0%
Wireless Telecommunication Services: 4.0%
Bharti Airtel, Ltd.	973,462	19,069,386
Diversified Telecommunication Services: 1.0%
HFCL, Ltd.	2,168,138	4,905,313
Total Communication Services		23,974,699

	Shares	Value

Energy: 4.9%
Oil, Gas & Consumable Fuels: 4.9%
Reliance Industries, Ltd.	1,643,553	$22,514,402
Oil & Natural Gas Corp., Ltd.	475,660	1,179,447
Total Energy		23,693,849

Materials: 2.6%
Chemicals: 1.1%
Gujarat Fluorochemicals, Ltd.	56,153	2,354,850
Carborundum Universal, Ltd.	159,487	1,986,841
Asian Paints, Ltd.	41,589	1,158,800
		5,500,491
Construction Materials: 1.1%
UltraTech Cement, Ltd.	44,153	5,256,665
Metals & Mining: 0.4%
Hindalco Industries, Ltd.	163,572	1,661,392
Total Materials		12,418,548

Total Investments: 104.4%		503,143,630
(Cost $450,881,877)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (4.4%)		(21,408,747)
Net Assets: 100.0%		$481,734,883

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30,
2026, the aggregate value is $33,459,268, which is 6.95% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  18

Matthews Japan FundJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.7%
	Shares	Value
Industrials: 25.3%
Machinery: 5.7%
MISUMI Group, Inc.	636,300	$15,854,721
Kawasaki Heavy Industries, Ltd.	769,300	13,922,076
THK Co., Ltd.	287,300	13,141,508
		42,918,305
Trading Companies & Distributors: 5.4%
Sumitomo Corp.	1,652,800	15,886,181
Toyota Tsusho Corp.	398,300	14,825,584
Marubeni Corp.	348,500	10,160,022
		40,871,787
Industrial Conglomerates: 3.5%
Hitachi, Ltd.	807,700	22,353,985
Hikari Tsushin, Inc.	17,800	3,911,285
		26,265,270
Professional Services: 3.4%
Recruit Holdings Co., Ltd.	364,400	25,354,578
Electrical Equipment: 3.3%
Mitsubishi Electric Corp.	405,900	14,886,183
Fuji Electric Co., Ltd.	120,700	10,223,854
		25,110,037
Ground Transportation: 2.2%
East Japan Railway Co.	481,300	10,058,219
GO, Inc.[b]	446,200	6,048,309
		16,106,528
Construction & Engineering: 1.1%
Kinden Corp.	173,500	8,564,423
Commercial Services & Supplies: 0.7%
Itoki Corp.	296,300	4,860,537
Total Industrials		190,051,465

Information Technology: 21.0%
Semiconductors & Semiconductor Equipment: 15.3%
Tokyo Electron, Ltd.	97,600	47,321,767
Advantest Corp.	138,800	28,555,108
Kioxia Holdings Corp.[b]	41,700	24,237,288
Renesas Electronics Corp.	486,500	15,017,696
		115,131,859
Electronic Equipment, Instruments & Components: 4.1%
Keyence Corp.	34,000	17,186,570
Anritsu Corp.	492,700	13,555,388
		30,741,958
IT Services: 1.6%
NEC Corp.	505,500	12,203,937
Total Information Technology		158,077,754

Consumer Discretionary: 18.3%
Household Durables: 5.9%
Sony Group Corp.	1,127,300	22,685,858

	Shares	Value
Panasonic Holdings Corp.	773,700	$21,766,803
		44,452,661
Automobile Components: 4.8%
Sumitomo Electric Industries, Ltd.	1,032,400	19,158,377
Yokohama Rubber Co., Ltd.	219,800	9,914,345
GS Yuasa Corp.	167,100	6,737,237
		35,809,959
Textiles, Apparel & Luxury Goods: 2.1%
Asics Corp.	579,800	15,769,812
Automobiles: 2.0%
Isuzu Motors, Ltd.	701,000	9,334,656
Toyota Motor Corp.	360,300	6,035,928
		15,370,584
Specialty Retail: 2.0%
Fast Retailing Co., Ltd.	28,900	14,806,752
Broadline Retail: 1.5%
Ryohin Keikaku Co., Ltd.	504,900	11,036,126
Total Consumer Discretionary		137,245,894

Financials: 17.9%
Banks: 10.0%
Mitsubishi UFJ Financial Group, Inc.	1,771,600	35,295,471
Sumitomo Mitsui Financial Group, Inc.	632,600	24,797,324
Japan Post Bank Co., Ltd.	805,000	15,321,042
		75,413,837
Insurance: 3.6%
Tokio Marine Holdings, Inc.	344,600	15,151,653
MS&AD Insurance Group Holdings, Inc.	451,200	11,695,089
		26,846,742
Financial Services: 2.5%
ORIX Corp.	496,500	18,912,447
Capital Markets: 1.8%
Nomura Holdings, Inc.	1,530,600	13,438,563
Total Financials		134,611,589

Materials: 4.8%
Chemicals: 4.8%
Shin-Etsu Chemical Co., Ltd.	504,900	22,008,335
Resonac Holdings Corp.	130,000	14,460,983
Total Materials		36,469,318

Consumer Staples: 3.2%
Food Products: 2.0%
Ajinomoto Co., Inc.	405,900	14,798,777
Personal Care Products: 1.2%
Kao Corp.	468,600	9,287,035
Total Consumer Staples		24,085,812
19  MATTHEWS ASIA FUNDS

Matthews Japan FundJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Real Estate: 3.1%
Real Estate Management & Development: 3.1%
Mitsubishi Estate Co., Ltd.	379,400	$9,675,154
Sumitomo Realty & Development Co., Ltd.	332,100	7,710,439
NS Group, Inc.	628,800	5,676,288
Total Real Estate		23,061,881

Communication Services: 2.5%
Wireless Telecommunication Services: 1.3%
SoftBank Group Corp.	274,500	10,182,110
Entertainment: 1.2%
Konami Group Corp.	81,600	8,939,032
Total Communication Services		19,121,142

Health Care: 2.0%
Pharmaceuticals: 2.0%
Shionogi & Co., Ltd.	492,300	8,411,695
Santen Pharmaceutical Co., Ltd.	506,400	6,643,239
Total Health Care		15,054,934

	Shares	Value

Energy: 0.6%
Oil, Gas & Consumable Fuels: 0.6%
Inpex Corp.	227,300	$4,586,512
Total Energy		4,586,512

Total Investments: 98.7%		742,366,301
(Cost $578,921,706)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		9,576,229
Net Assets: 100.0%		$751,942,530

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  20

Matthews Asia Dividend FundJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.0%
	Shares	Value
China/Hong Kong: 23.5%
Tencent Holdings, Ltd.	264,000	$14,568,196
Industrial & Commercial Bank of China, Ltd. H Shares	16,533,000	13,581,625
Ping An Insurance Group Co. of China, Ltd. H Shares	1,780,500	11,642,302
China Construction Bank Corp. H Shares	8,983,000	9,265,535
Hongkong Land Holdings, Ltd.	1,190,500	8,481,227
Yuexiu Transport Infrastructure, Ltd.	18,020,000	8,306,331
AIA Group, Ltd.	894,000	8,184,780
PetroChina Co., Ltd. H Shares	7,566,000	8,165,693
Yum China Holdings, Inc.	197,351	8,065,735
Swire Pacific, Ltd. Class A	760,500	7,943,779
Link REIT	1,663,200	7,761,064
Midea Group Co., Ltd. A Shares	668,741	7,455,645
HKT Trust & HKT, Ltd.	5,010,000	7,453,615
BOC Hong Kong Holdings, Ltd.	1,250,000	6,783,173
NARI Technology Co., Ltd. A Shares	1,806,568	6,093,961
Dongfang Electric Corp., Ltd. H Shares	2,131,600	5,845,908
JD.com, Inc. Class A	436,733	5,564,152
Alibaba Group Holding, Ltd.	443,600	5,318,078
China Tower Corp., Ltd. H Shares[b,c]	4,439,000	4,995,355
China Merchants Bank Co., Ltd. H Shares	559,500	3,212,518
Techtronic Industries Co., Ltd.	89,500	1,489,419
Baidu, Inc. Class Ad	100,350	1,432,602
GF Securities Co., Ltd. H Shares	636,600	1,385,434
Midea Group Co., Ltd. A Shares	113,700	1,266,618
China International Capital Corp., Ltd. H Shares[b,c]	187,200	503,739
Total China/Hong Kong		164,766,484

Japan: 21.8%
Tokyo Electron, Ltd.	49,800	24,145,738
Mitsubishi UFJ Financial Group, Inc.	1,003,300	19,988,680
ORIX Corp.	465,200	17,720,181
Sumitomo Corp.	1,576,000	15,148,004
Marubeni Corp.	473,800	13,812,966
Shin-Etsu Chemical Co., Ltd.	293,100	12,776,080
Tokio Marine Holdings, Inc.	274,300	12,060,645
Kajima Corp.	203,200	7,407,246
NEC Corp.	262,000	6,325,284
Mitsui Fudosan Co., Ltd.	663,200	6,146,818
Asahi Group Holdings, Ltd.	625,600	5,947,367
Sawai Group Holdings Co., Ltd.	388,800	4,041,921
Hikari Tsushin, Inc.	17,900	3,933,258
Sony Group Corp.	146,800	2,954,213
Sony Financial Group, Inc.	379,600	330,759
Total Japan		152,739,160

South Korea: 19.6%
Samsung Electronics Co., Ltd.	264,442	58,678,951
Hana Financial Group, Inc.	247,228	18,466,448
SK, Inc.	30,276	16,602,244
Samsung Fire & Marine Insurance Co., Ltd.	27,481	11,089,434
Korea Investment Holdings Co., Ltd.	62,940	9,117,212
KT&G Corp.	65,174	7,172,742
Lotte Shopping Co., Ltd.	55,007	6,069,427
Kia Corp.	61,243	5,531,327
Macquarie Korea Infrastructure Fund	714,182	4,698,763
Total South Korea		137,426,548

	Shares	Value

Taiwan: 17.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,238,469	$97,703,168
CTBC Financial Holding Co., Ltd.	5,395,000	12,092,947
WNC Corp.	965,000	8,014,141
Quanta Computer, Inc.	611,000	7,123,347
Total Taiwan		124,933,603

Australia: 5.0%
Rio Tinto, Ltd.	118,390	14,244,663
Telstra Group, Ltd.	3,830,874	13,434,379
ANZ Group Holdings, Ltd.	302,459	7,381,331
Total Australia		35,060,373

Singapore: 3.5%
DBS Group Holdings, Ltd.	313,500	15,874,010
Singapore Telecommunications, Ltd.	2,587,300	8,833,085
Total Singapore		24,707,095

India: 3.5%
HDFC Bank, Ltd.	870,682	7,348,083
Power Grid Corp. of India, Ltd.	2,408,629	7,285,303
Bharti Airtel, Ltd.	297,394	5,825,724
Hindustan Unilever, Ltd.	177,692	3,979,394
Total India		24,438,504

Thailand: 0.7%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	8,030,800	4,677,845
Total Thailand		4,677,845

Indonesia: 0.6%
PT Bank Rakyat Indonesia Persero Tbk	28,538,284	4,369,606
Total Indonesia		4,369,606

Total Investments: 96.0%		673,119,218
(Cost $479,942,915)
CASH AND OTHER ASSETS, LESS LIABILITIES: 4.0%		27,790,603
Net Assets: 100.0%		$700,909,821

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $5,499,094, which is 0.78% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
21  MATTHEWS ASIA FUNDS

..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
Statements of Assets and Liabilities (unaudited)June 30, 2026

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$331,303,423	$328,801,921	$435,343,386
Cash	2,474,562	17,634,955	9,822,970
Segregated foreign currency at value (B)	472	8,923	3,872
Foreign currency at value (B)	13,298	274,165	1,052,952
Dividends and interest receivable	754,505	294,205	424,820
Receivable for securities sold	—	5,406,234	782,201
Receivable for capital shares sold	50,030	48,161	101,144
Other receivable	27,038	26,336	114,944
Prepaid expenses	41,740	24,690	95,576
TOTAL ASSETS	334,665,068	352,519,590	447,741,865
LIABILITIES:
Payable for capital shares redeemed	756,431	193,655	3,127,114
Deferred foreign capital gains tax liability (Note 2-E)	382,988	1,109,974	5,443,650
Due to Advisor (Note 4)	147,843	200,964	266,763
Administration and accounting fees payable (Note 4)	4,378	4,545	5,843
Administration and shareholder servicing fees payable (Note 4)	56,697	58,768	75,054
Custodian fees payable	6,326	708	44,862
Intermediary service fees payable (Note 4)	57,370	20,852	157,164
Professional fees payable	45,667	41,396	63,143
Printing fees payables	2,632	1,076	17,048
Transfer agent fees payable	2,570	506	3,849
Accrued other expenses payable	22,583	36,753	93,583
TOTAL LIABILITIES	1,485,485	1,669,197	9,298,073
NET ASSETS	$333,179,583	$350,850,393	$438,443,792
NET ASSETS:
Investor Class	$247,226,715	$32,641,928	$152,003,019
Institutional Class	85,952,868	318,208,465	286,440,773
TOTAL	$333,179,583	$350,850,393	$438,443,792

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  22

..................................................................................................................................................
..................................................................................................................................................
Statements of Assets and Liabilities (unaudited) (continued)June 30, 2026
	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	11,321,834	1,584,449	4,699,439
Institutional Class	3,939,184	15,428,443	8,864,433
TOTAL	15,261,018	17,012,892	13,563,872
NET ASSET VALUE:
Investor Class, offering price and redemption price	$21.84	$20.60	$32.34
Institutional Class, offering price and redemption price	$21.82	$20.62	$32.31
NET ASSETS CONSISTS OF:
Capital paid-in	$217,971,850	$226,743,967	$389,978,084
Total distributable earnings/(accumulated loss)	115,207,733	124,106,426	48,465,708
NET ASSETS	$333,179,583	$350,850,393	$438,443,792
(A) Investments at cost:
Unaffiliated Issuers	$218,647,860	$204,364,343	$324,752,652
(B) Foreign Currency at Cost	$13,328	$274,018	$1,053,368

See accompanying notes to financial statements.
23  MATTHEWS ASIA FUNDS

..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
Statements of Assets and Liabilities (unaudited) (continued)June 30, 2026
	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$273,724,342	$832,960,782	$470,181,365
Cash	32,361,632	44,527,472	28,484,564
Segregated foreign currency at value (B)	—	—	1,637
Foreign currency at value (B)	1,540,054	5,706,946	98,542
Dividends and interest receivable	267,025	1,872,201	475,009
Receivable for securities sold	10,136,685	12,496,826	17,652,491
Receivable for capital shares sold	74,119	141,732	692,565
Other receivable	6,686	1,128,118	—
Prepaid expenses	—	74,125	84,149
TOTAL ASSETS	318,110,543	898,908,202	517,670,322
LIABILITIES:
Payable for securities purchased	1,491,949	7,628,773	—
Payable for capital shares redeemed	304,822	307,293	296,009
Deferred foreign capital gains tax liability (Note 2-E)	276,090	68,567	2,099,478
Due to Advisor (Note 4)	194,463	515,951	288,951
Administration and accounting fees payable (Note 4)	3,901	11,595	6,422
Administration and shareholder servicing fees payable (Note 4)	52,107	150,254	84,139
Custodian fees payable	8,682	28,389	10,836
Intermediary service fees payable (Note 4)	61,369	161,030	54,912
Professional fees payable	122,869	222,934	314,821
Printing fees payables	78,864	565,166	20,131
Transfer agent fees payable	3,732	9,209	3,181
Accrued other expenses payable	41,967	126,129	33,080
TOTAL LIABILITIES	2,640,815	9,795,290	3,211,960
NET ASSETS	$315,469,728	$889,112,912	$514,458,362
NET ASSETS:
Investor Class	$178,228,796	$550,497,241	$287,771,720
Institutional Class	137,240,932	338,615,671	226,686,642
TOTAL	$315,469,728	$889,112,912	$514,458,362

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  24

..................................................................................................................................................
..................................................................................................................................................
Statements of Assets and Liabilities (unaudited) (continued)June 30, 2026
	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	4,163,112	18,341,642	10,209,470
Institutional Class	3,159,632	11,266,283	7,897,777
TOTAL	7,322,744	29,607,925	18,107,247
NET ASSET VALUE:
Investor Class, offering price and redemption price	$42.81	$30.01	$28.19
Institutional Class, offering price and redemption price	$43.44	$30.06	$28.70
NET ASSETS CONSISTS OF:
Capital paid-in	$302,911,874	$502,325,178	$563,137,116
Total distributable earnings/(accumulated loss)	12,557,854	386,787,734	(48,678,754)
NET ASSETS	$315,469,728	$889,112,912	$514,458,362
(A) Investments at cost:
Unaffiliated Issuers	$183,371,784	$552,003,178	$308,055,540
(B) Foreign Currency at Cost	$1,540,312	$5,707,012	$98,479

See accompanying notes to financial statements.
25  MATTHEWS ASIA FUNDS

..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
Statements of Assets and Liabilities (unaudited) (continued)June 30, 2026
	Matthews China Fund	Matthews China Innovators Fund	Matthews India Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$393,214,467	$100,933,898	$503,143,630
Cash	3,650,973	9,203,938	391,002
Segregated foreign currency at value (B)	27,841	—	—
Foreign currency at value (B)	87,779	85,076	1,612,607
Dividends and interest receivable	1,539,109	101,110	774,790
Receivable for securities sold	—	1,505,923	3,169,831
Receivable for capital shares sold	101,528	306,085	27,018
Other receivable	—	—	11,725
Prepaid expenses	14,885	65,865	—
TOTAL ASSETS	398,636,582	112,201,895	509,130,603
LIABILITIES:
Payable for securities purchased	—	2,487,653	829,822
Payable for capital shares redeemed	105,946	4,306	1,625,063
Deferred foreign capital gains tax liability (Note 2-E)	—	—	23,867,995
Due to Advisor (Note 4)	233,377	43,560	278,646
Administration and accounting fees payable (Note 4)	41,349	1,288	6,429
Administration and shareholder servicing fees payable (Note 4)	67,977	16,912	81,170
Custodian fees payable	33,702	—	104,475
Intermediary service fees payable (Note 4)	114,773	15,153	298,206
Professional fees payable	72,757	97,488	94,855
Printing fees payables	39,822	14,457	1,130
Transfer agent fees payable	14,304	832	9,632
Accrued other expenses payable	77,099	18,861	198,297
TOTAL LIABILITIES	801,106	2,700,510	27,395,720
NET ASSETS	$397,835,476	$109,501,385	$481,734,883
NET ASSETS:
Investor Class	$294,200,907	$81,696,991	$385,377,012
Institutional Class	103,634,569	27,804,394	96,357,871
TOTAL	$397,835,476	$109,501,385	$481,734,883

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  26

..................................................................................................................................................
..................................................................................................................................................
Statements of Assets and Liabilities (unaudited) (continued)June 30, 2026
Statements of Assets and Liabilities (unaudited) (continued)June 30, 2026
	Matthews China Fund	Matthews China Innovators Fund	Matthews India Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	16,806,723	4,456,287	17,435,320
Institutional Class	5,924,398	1,518,145	4,245,031
TOTAL	22,731,121	5,974,432	21,680,351
NET ASSET VALUE:
Investor Class, offering price and redemption price	$17.50	$18.33	$22.10
Institutional Class, offering price and redemption price	$17.49	$18.31	$22.70
NET ASSETS CONSISTS OF:
Capital paid-in	$748,702,027	$213,487,942	$472,980,433
Total distributable earnings/(accumulated loss)	(350,866,551)	(103,986,557)	8,754,450
NET ASSETS	$397,835,476	$109,501,385	$481,734,883
(A) Investments at cost:
Unaffiliated Issuers	$379,193,734	$62,936,779	$450,881,877
(B) Foreign Currency at Cost	$87,584	$85,085	$1,612,957

See accompanying notes to financial statements.
27  MATTHEWS ASIA FUNDS

..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
..................................................................................................................................................
Statements of Assets and Liabilities (unaudited) (continued)June 30, 2026
	Matthews Japan Fund	Matthews Asia Dividend Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$742,366,301	$673,119,218
Cash	7,130,999	25,985,408
Segregated foreign currency at value (B)	—	841
Foreign currency at value (B)	1,508,100	1,729,664
Dividends and interest receivable	600,077	2,159,493
Receivable for securities sold	6,308,108	2,636
Receivable for capital shares sold	103,648	376,982
Other receivable	—	670,751
Prepaid expenses	53,392	18,137
TOTAL ASSETS	758,070,625	704,063,130
LIABILITIES:
Payable for securities purchased	5,079,099	—
Payable for capital shares redeemed	109,350	644,802
Deferred foreign capital gains tax liability (Note 2-E)	—	1,196,459
Due to Advisor (Note 4)	438,280	416,769
Administration and accounting fees payable (Note 4)	9,968	9,605
Administration and shareholder servicing fees payable (Note 4)	127,657	121,394
Custodian fees payable	5,454	5,835
Intermediary service fees payable (Note 4)	115,141	77,003
Professional fees payable	69,821	183,570
Printing fees payables	73,378	357,545
Transfer agent fees payable	16,527	3,938
Accrued other expenses payable	83,420	136,389
TOTAL LIABILITIES	6,128,095	3,153,309
NET ASSETS	$751,942,530	$700,909,821
NET ASSETS:
Investor Class	$296,859,801	$358,389,989
Institutional Class	455,082,729	342,519,832
TOTAL	$751,942,530	$700,909,821

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  28

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Statements of Assets and Liabilities (unaudited) (continued)June 30, 2026
	Matthews Japan Fund	Matthews Asia Dividend Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	10,458,615	17,430,184
Institutional Class	15,977,507	16,672,686
TOTAL	26,436,122	34,102,870
NET ASSET VALUE:
Investor Class, offering price and redemption price	$28.38	$20.56
Institutional Class, offering price and redemption price	$28.48	$20.54
NET ASSETS CONSISTS OF:
Capital paid-in	$509,260,480	$799,932,881
Total distributable earnings/(accumulated loss)	242,682,050	(99,023,060)
NET ASSETS	$751,942,530	$700,909,821
(A) Investments at cost:
Unaffiliated Issuers	$578,921,706	$479,942,915
(B) Foreign Currency at Cost	$1,514,246	$1,732,337
See accompanying notes to financial statements.
29  MATTHEWS ASIA FUNDS

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Statements of Operations (unaudited)Six-Month Period Ended June 30, 2026

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$3,111,634	$1,755,849	$2,270,918
Foreign withholding tax	(368,497)	(192,156)	(175,106)
TOTAL INVESTMENT INCOME	2,743,137	1,563,693	2,095,812
EXPENSES:
Investment advisory fees (Note 4)	1,052,794	1,031,518	1,817,592
Administration and accounting fees (Note 4)	11,807	11,568	17,107
Administration and shareholder servicing fees (Note 4)	309,497	303,175	448,608
Accounting out-of-pocket fees	8,395	15,496	19,926
Custodian fees	25,733	59,232	90,050
Printing fees	6,076	19,657	34,421
Intermediary service fees (Note 4)	223,502	129,105	273,905
Professional fees	33,763	51,568	76,995
Registration fees	10,758	30,240	—
Transfer agent fees	8,110	2,648	27,453
Trustees fees	28,456	23,940	48,363
Other expenses	7,362	20,597	38,816
TOTAL EXPENSES	1,726,253	1,698,744	2,893,236
Advisory fees waived and expenses waived or reimbursed (Note 4)	(186,288)	(1,029)	(271,145)
NET EXPENSES	1,539,965	1,697,715	2,622,091
NET INVESTMENT INCOME (LOSS)	1,203,172	(134,022)	(526,279)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	30,024,969	25,209,805	38,344,807
Net realized foreign capital gains tax	(363,320)	(13,650)	(437,458)
Net realized gain (loss) on foreign currency related transactions	55,253	(60,484)	(73,942)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	53,580,534	89,935,980	61,690,097
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	859,937	(138,008)	(1,334,913)
Net change in unrealized appreciation/depreciation on foreign currency related translations	2,951	(8,724)	(15,645)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	84,160,324	114,924,919	98,172,946
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$85,363,496	$114,790,897	$97,646,667
See accompanying notes to financial statements.
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Statements of Operations (unaudited) (continued)Six-Month Period Ended June 30, 2026

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$1,518,561	$9,265,038	$1,913,857
Foreign withholding tax	(152,363)	(725,775)	(237,269)
TOTAL INVESTMENT INCOME	1,366,198	8,539,263	1,676,588
EXPENSES:
Investment advisory fees (Note 4)	874,414	2,875,043	1,428,305
Administration and accounting fees (Note 4)	9,807	31,555	16,019
Administration and shareholder servicing fees (Note 4)	256,970	829,500	419,740
Accounting out-of-pocket fees	17,731	19,915	15,073
Custodian fees	24,359	82,347	34,846
Printing fees	—	—	12,753
Intermediary service fees (Note 4)	170,295	548,942	259,650
Professional fees	39,449	91,651	231,628
Registration fees	16,328	4,079	233
Reorganization fees (Note 8)	92,667	—	92,667
Transfer agent fees	11,276	28,885	13,961
Trustees fees	21,205	79,002	35,691
Other expenses	14,838	54,448	28,955
TOTAL EXPENSES	1,549,339	4,645,367	2,589,521
Advisory fees waived and expenses waived or reimbursed (Note 4)	(2,130)	—	—
NET EXPENSES	1,547,209	4,645,367	2,589,521
NET INVESTMENT INCOME (LOSS)	(181,011)	3,893,896	(912,933)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	62,108,188	120,894,900	118,035,133
Net realized foreign capital gains tax	(60,971)	(152,181)	(116,706)
Net realized gain (loss) on foreign currency related transactions	(117,140)	(209,685)	(126,333)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	54,824,372	108,296,126	95,466,789
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	142,322	116,194	(1,025,161)
Net change in unrealized appreciation/depreciation on foreign currency related translations	(19,402)	(49,280)	(33,408)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	116,877,369	228,896,074	212,200,314
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$116,696,358	$232,789,970	$211,287,381
See accompanying notes to financial statements.
31  MATTHEWS ASIA FUNDS

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Statements of Operations (unaudited) (continued)Six-Month Period Ended June 30, 2026

	Matthews China Fund	Matthews China Innovators Fund	Matthews India Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$4,466,171	$594,671	$2,024,402
Foreign withholding tax	(263,190)	(24,380)	(480,062)
TOTAL INVESTMENT INCOME	4,202,981	570,291	1,544,340
EXPENSES:
Investment advisory fees (Note 4)	1,447,463	352,396	1,984,674
Administration and accounting fees (Note 4)	16,231	3,317	22,253
Administration and shareholder servicing fees (Note 4)	425,737	86,924	583,973
Accounting out-of-pocket fees	8,375	16,536	19,545
Custodian fees	21,901	34,090	79,662
Printing fees	—	4,369	8,000
Intermediary service fees (Note 4)	366,675	63,808	589,165
Professional fees	52,529	103,249	112,127
Registration fees	21,864	13,959	79,434
Transfer agent fees	24,093	3,957	30,890
Trustees fees	49,211	7,502	76,692
Other expenses	22,518	5,417	58,592
TOTAL EXPENSES	2,456,597	695,524	3,645,007
Advisory fees waived and expenses waived or reimbursed (Note 4)	—	(93,596)	—
NET EXPENSES	2,456,597	601,928	3,645,007
NET INVESTMENT INCOME (LOSS)	1,746,384	(31,637)	(2,100,667)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	34,267,168	15,462,521	578,545
Net realized foreign capital gains tax	—	—	(1,942,942)
Net realized gain (loss) on foreign currency related transactions	(17,290)	(13,117)	(349,288)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	(29,503,323)	24,921,985	(70,249,329)
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	—	10,352,369
Net change in unrealized appreciation/depreciation on foreign currency related translations	(5,761)	(453)	2,085
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	4,740,794	40,370,936	(61,608,560)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,487,178	$40,339,299	($63,709,227 )
See accompanying notes to financial statements.
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Statements of Operations (unaudited) (continued)Six-Month Period Ended June 30, 2026

	Matthews Japan Fund	Matthews Asia Dividend Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$7,569,086	$10,864,254
Foreign withholding tax	(749,348)	(930,220)
TOTAL INVESTMENT INCOME	6,819,738	9,934,034
EXPENSES:
Investment advisory fees (Note 4)	2,622,706	2,422,054
Administration and accounting fees (Note 4)	29,410	26,965
Administration and shareholder servicing fees (Note 4)	771,310	708,526
Accounting out-of-pocket fees	16,224	18,432
Custodian fees	25,578	34,425
Intermediary service fees (Note 4)	348,053	367,527
Professional fees	82,162	96,101
Registration fees	16,976	20,801
Transfer agent fees	58,465	18,263
Trustees fees	77,413	58,986
Other expenses	57,924	32,180
TOTAL EXPENSES	4,106,221	3,804,260
NET INVESTMENT INCOME (LOSS)	2,713,517	6,129,774
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	82,055,996	40,503,438
Net realized gain (loss) on foreign currency related transactions	(157,033)	(198,983)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	33,314,309	60,269,388
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	748,253
Net change in unrealized appreciation/depreciation on foreign currency related translations	(2,211)	(47,783)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	115,211,061	101,274,313
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$117,924,578	$107,404,087
See accompanying notes to financial statements.
33  MATTHEWS ASIA FUNDS

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Statements of Changes in Net Assets

Matthews Emerging Markets Equity Fund	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$1,203,172	$3,085,024
Net realized gain (loss) on investments and foreign currency related transactions	29,716,902	12,698,984
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	53,583,485	39,559,231
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	859,937	(1,163,032)
Net increase (decrease) in net assets resulting from operations	85,363,496	54,180,207
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(4,735,682)
Institutional Class	—	(1,692,237)
Return of capital:
Investor Class	—	(1,039,925)
Institutional Class	—	(373,675)
Net decrease in net assets resulting from distributions	—	(7,841,519)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(15,241,729)	194,379,298
Total increase (decrease) in net assets	70,121,767	240,717,986
NET ASSETS:
Beginning of period	263,057,816	22,339,830
End of period	$333,179,583	$263,057,816

Matthews Emerging Markets Sustainable Future Fund	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	($134,022 )	$545,008
Net realized gain (loss) on investments and foreign currency related transactions	25,135,671	6,812,718
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	89,927,256	32,584,200
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(138,008)	2,145,270
Net increase (decrease) in net assets resulting from operations	114,790,897	42,087,196
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(1,204,507)
Institutional Class	—	(11,339,985)
Net decrease in net assets resulting from distributions	—	(12,544,492)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	11,111,647	(17,606,055)
Total increase (decrease) in net assets	125,902,544	11,936,649
NET ASSETS:
Beginning of period	224,947,849	213,011,200
End of period	$350,850,393	$224,947,849
See accompanying notes to financial statements.
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Statements of Changes in Net Assets (continued)

Matthews Emerging Markets Small Companies Fund	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	($526,279 )	$1,439,404
Net realized gain (loss) on investments and foreign currency related transactions	37,833,407	34,346,660
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	61,674,452	18,219,587
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(1,334,913)	5,930,122
Net increase (decrease) in net assets resulting from operations	97,646,667	59,935,773
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(2,180,873)
Institutional Class	—	(4,987,868)
Net decrease in net assets resulting from distributions	—	(7,168,741)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(95,926,125)	(188,020,600)
Total increase (decrease) in net assets	1,720,542	(135,253,568)
NET ASSETS:
Beginning of period	436,723,250	571,976,818
End of period	$438,443,792	$436,723,250

Matthews Asia Growth Fund	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	($181,011 )	$145,202
Net realized gain (loss) on investments and foreign currency related transactions	61,930,077	29,324,298
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	54,804,970	9,045,503
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	142,322	552,189
Net increase (decrease) in net assets resulting from operations	116,696,358	39,067,192
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(8,876,453)	(68,123,225)
Total increase (decrease) in net assets	107,819,905	(29,056,033)
NET ASSETS:
Beginning of period	207,649,823	236,705,856
End of period	$315,469,728	$207,649,823
See accompanying notes to financial statements.
35  MATTHEWS ASIA FUNDS

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Statements of Changes in Net Assets (continued)

Matthews Pacific Tiger Fund	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$3,893,896	$4,834,174
Net realized gain (loss) on investments and foreign currency related transactions	120,533,034	30,711,982
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	108,246,846	150,894,170
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	116,194	1,563,716
Net increase (decrease) in net assets resulting from operations	232,789,970	188,004,042
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(10,408,825)
Institutional Class	—	(6,596,145)
Net decrease in net assets resulting from distributions	—	(17,004,970)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(75,395,321)	(256,952,700)
Total increase (decrease) in net assets	157,394,649	(85,953,628)
NET ASSETS:
Beginning of period	731,718,263	817,671,891
End of period	$889,112,912	$731,718,263

Matthews Asia Innovators Fund	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	($912,933 )	($759,937 )
Net realized gain (loss) on investments and foreign currency related transactions	117,792,094	36,915,669
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	95,433,381	37,290,027
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(1,025,161)	1,196,173
Net increase (decrease) in net assets resulting from operations	211,287,381	74,641,932
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(15,244,425)	(3,099,849)
Total increase (decrease) in net assets	196,042,956	71,542,083
NET ASSETS:
Beginning of period	318,415,406	246,873,323
End of period	$514,458,362	$318,415,406
See accompanying notes to financial statements.
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Statements of Changes in Net Assets (continued)

Matthews China Fund	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$1,746,384	$4,723,854
Net realized gain (loss) on investments and foreign currency related transactions	34,249,878	7,497,348
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(29,509,084)	88,792,537
Net increase (decrease) in net assets resulting from operations	6,487,178	101,013,739
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(4,342,762)
Institutional Class	—	(1,570,901)
Net decrease in net assets resulting from distributions	—	(5,913,663)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(36,724,132)	(16,980,287)
Total increase (decrease) in net assets	(30,236,954)	78,119,789
NET ASSETS:
Beginning of period	428,072,430	349,952,641
End of period	$397,835,476	$428,072,430

Matthews China Innovators Fund	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	($31,637 )	$563,882
Net realized gain (loss) on investments and foreign currency related transactions	15,449,404	2,679,851
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	24,921,532	13,215,625
Net increase (decrease) in net assets resulting from operations	40,339,299	16,459,358
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(1,079,327)
Institutional Class	—	(391,663)
Net decrease in net assets resulting from distributions	—	(1,470,990)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	4,127,521	(14,345,984)
Total increase (decrease) in net assets	44,466,820	642,384
NET ASSETS:
Beginning of period	65,034,565	64,392,181
End of period	$109,501,385	$65,034,565
See accompanying notes to financial statements.
37  MATTHEWS ASIA FUNDS

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Statements of Changes in Net Assets (continued)

Matthews India Fund	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	($2,100,667 )	($3,036,838 )
Net realized gain (loss) on investments and foreign currency related transactions	(1,713,685)	52,794,938
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(70,247,244)	(54,593,341)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	10,352,369	10,170,988
Net increase (decrease) in net assets resulting from operations	(63,709,227)	5,335,747
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(36,194,100)
Institutional Class	—	(9,503,928)
Net decrease in net assets resulting from distributions	—	(45,698,028)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(161,593,554)	(113,033,941)
Total increase (decrease) in net assets	(225,302,781)	(153,396,222)
NET ASSETS:
Beginning of period	707,037,664	860,433,886
End of period	$481,734,883	$707,037,664

Matthews Japan Fund	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$2,713,517	$4,540,369
Net realized gain (loss) on investments and foreign currency related transactions	81,898,963	100,749,163
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	33,312,098	32,012,357
Net increase (decrease) in net assets resulting from operations	117,924,578	137,301,889
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(5,301,734)
Institutional Class	—	(8,858,565)
Net decrease in net assets resulting from distributions	—	(14,160,299)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(83,869,119)	(43,423,210)
Total increase (decrease) in net assets	34,055,459	79,718,380
NET ASSETS:
Beginning of period	717,887,071	638,168,691
End of period	$751,942,530	$717,887,071
See accompanying notes to financial statements.
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Statements of Changes in Net Assets (continued)

Matthews Asia Dividend Fund	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$6,129,774	$9,400,571
Net realized gain (loss) on investments and foreign currency related transactions	40,304,455	9,109,886
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	60,221,605	113,185,591
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	748,253	204,773
Net increase (decrease) in net assets resulting from operations	107,404,087	131,900,821
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(1,079,510)	(7,032,015)
Institutional Class	(1,030,792)	(7,893,467)
Net decrease in net assets resulting from distributions	(2,110,302)	(14,925,482)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	53,001,547	(183,607,727)
Total increase (decrease) in net assets	158,295,332	(66,632,388)
NET ASSETS:
Beginning of period	542,614,489	609,246,877
End of period	$700,909,821	$542,614,489
See accompanying notes to financial statements.
39  MATTHEWS ASIA FUNDS

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Financial Highlights
Matthews Emerging Markets Equity Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$16.39	$13.06	$11.86	$11.14	$14.34	$15.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.07	0.22	0.14	0.13	0.20	0.19
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	5.38	3.60	1.18	0.81	(3.20)	(0.31)
Total from investment operations	5.45	3.82	1.32	0.94	(3.00)	(0.12)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.32)	(0.12)	(0.22)	(0.20)	(0.18)
Net realized gains on investments	—	(0.08)	—	—	—	(1.12)
Return of capital	—	(0.09)	—	—	—	—
Total distributions	—	(0.49)	(0.12)	(0.22)	(0.20)	(1.30)
Net Asset Value, end of period	$21.84	$16.39	$13.06	$11.86	$11.14	$14.34
TOTAL RETURN[2]	33.25% [3]	29.39%	11.13%	8.43%	(20.94% )	(0.60% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$247,227	$197,777	$9,791	$9,618	$10,111	$13,317
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.20% [4]	1.28%	2.45%	1.70%	1.58%	1.52%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.09% [4,5]	1.09%	1.11%	1.12%	1.08%	1.13%
Ratio of net investment income (loss) to average net assets	0.77% [4]	1.45%	1.13%	1.16%	1.46%	1.15%
Portfolio turnover[6]	32.06% [3]	90.15%	215.17%	26.39%	63.08%	88.45%

	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$16.37	$13.04	$11.84	$11.13	$14.34	$15.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.09	0.24	0.17	0.17	0.23	0.22
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	5.36	3.61	1.18	0.79	(3.21)	(0.31)
Total from investment operations	5.45	3.85	1.35	0.96	(2.98)	(0.09)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.35)	(0.15)	(0.25)	(0.23)	(0.22)
Net realized gains on investments	—	(0.08)	—	—	—	(1.12)
Return of capital	—	(0.09)	—	—	—	—
Total distributions	—	(0.52)	(0.15)	(0.25)	(0.23)	(1.34)
Net Asset Value, end of period	$21.82	$16.37	$13.04	$11.84	$11.13	$14.34
TOTAL RETURN[2]	33.29% [3]	29.65%	11.38%	8.63%	(20.81% )	(0.43% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$85,953	$65,281	$12,549	$11,284	$23,353	$36,240
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.09% [4]	1.16%	2.28%	1.51%	1.47%	1.38%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.91% [4,5]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.96% [4]	1.60%	1.36%	1.45%	1.70%	1.33%
Portfolio turnover[6]	32.06% [3]	90.15%	215.17%	26.39%	63.08%	88.45%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.08% for investor class and 0.90% for institutional class.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  40

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Financial Highlights (continued)
Matthews Emerging Markets Sustainable Future Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$13.85	$11.93	$12.54	$12.51	$15.37	$14.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.02)	0.01	(0.02)	(0.02)	(0.05)	(0.07)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	6.77	2.68	(0.28)	0.99	(2.14)	1.85
Total from investment operations	6.75	2.69	(0.30)	0.97	(2.19)	1.78
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.77)	(0.31)	(0.25)	(0.04)	—
Net realized gains on investments	—	—	—	(0.69)	(0.63)	(1.35)
Total distributions	—	(0.77)	(0.31)	(0.94)	(0.67)	(1.35)
Net Asset Value, end of period	$20.60	$13.85	$11.93	$12.54	$12.51	$15.37
TOTAL RETURN[2]	48.74% [3]	22.89%	(2.46% )	7.83%	(14.38% )	11.76%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$32,642	$22,268	$30,435	$38,176	$32,249	$39,612
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.33% [4]	1.35%	1.37%	1.23%	1.24%	1.20%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.33% [4,5]	1.35%	1.34%	1.23%	1.30%	1.40%
Ratio of net investment income (loss) to average net assets	(0.26% )[4]	0.06%	(0.17% )	(0.17% )	(0.41% )	(0.41% )
Portfolio turnover[6]	19.38% [3]	60.27%	58.51%	49.16%	31.53%	65.56%

	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$13.85	$11.93	$12.55	$12.51	$15.38	$14.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.01)	0.04	— [7]	— [7]	(0.04)	(0.04)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	6.78	2.68	(0.29)	1.00	(2.14)	1.85
Total from investment operations	6.77	2.72	(0.29)	1.00	(2.18)	1.81
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.80)	(0.33)	(0.27)	(0.06)	—
Net realized gains on investments	—	—	—	(0.69)	(0.63)	(1.35)
Total distributions	—	(0.80)	(0.33)	(0.96)	(0.69)	(1.35)
Net Asset Value, end of period	$20.62	$13.85	$11.93	$12.55	$12.51	$15.38
TOTAL RETURN[2]	48.88% [3]	23.15%	(2.33% )	8.04%	(14.32% )	11.98%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$318,208	$202,680	$182,576	$171,349	$140,059	$87,241
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.17% [4]	1.24%	1.28%	1.10%	1.11%	1.07%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.16% [4,5]	1.15%	1.15%	1.10%	1.17%	1.20%
Ratio of net investment income (loss) to average net assets	(0.08% )[4]	0.29%	0.03%	(0.02% )	(0.29% )	(0.25% )
Portfolio turnover[6]	19.38% [3]	60.27%	58.51%	49.16%	31.53%	65.56%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.32% for investor class and 1.15% for institutional class.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
7	Less than $0.01 per share.
See accompanying notes to financial statements.
41  MATTHEWS ASIA FUNDS

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Financial Highlights (continued)
Matthews Emerging Markets Small Companies Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$25.80	$23.07	$25.52	$23.08	$29.92	$25.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.05)	0.04	(0.02)	— [2]	(0.06)	(0.17)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	6.59	3.08	(1.52)	4.58	(4.92)	5.90
Total from investment operations	6.54	3.12	(1.54)	4.58	(4.98)	5.73
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.39)	(0.76)	(0.41)	(0.09)	—
Net realized gains on investments	—	—	(0.15)	(1.73)	(1.77)	(1.74)
Total distributions	—	(0.39)	(0.91)	(2.14)	(1.86)	(1.74)
Net Asset Value, end of period	$32.34	$25.80	$23.07	$25.52	$23.08	$29.92
TOTAL RETURN[3]	25.35% [4]	13.57%	(6.07% )	19.88%	(16.84% )	22.14%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$152,003	$145,866	$226,939	$287,674	$141,254	$176,723
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.42% [5]	1.45%	1.45%	1.49%	1.49%	1.51%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.35% [5,6]	1.36%	1.35%	1.34%	1.37%	1.36%
Ratio of net investment income (loss) to average net assets	(0.37% )[5]	0.15%	(0.06% )	(0.01% )	(0.24% )	(0.55% )
Portfolio turnover[7]	23.20% [4]	35.65%	43.13%	26.92%	27.85%	50.82%

	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$25.75	$23.04	$25.49	$23.04	$29.87	$25.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.03)	0.09	0.04	0.04	— [2]	(0.10)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	6.59	3.06	(1.52)	4.58	(4.92)	5.88
Total from investment operations	6.56	3.15	(1.48)	4.62	(4.92)	5.78
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.44)	(0.82)	(0.44)	(0.14)	(0.04)
Net realized gains on investments	—	—	(0.15)	(1.73)	(1.77)	(1.74)
Total distributions	—	(0.44)	(0.97)	(2.17)	(1.91)	(1.78)
Net Asset Value, end of period	$32.31	$25.75	$23.04	$25.49	$23.04	$29.87
TOTAL RETURN[3]	25.48% [4]	13.76%	(5.84% )	20.12%	(16.66% )	22.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$286,441	$290,857	$345,038	$327,724	$228,194	$221,286
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.32% [5]	1.31%	1.34%	1.38%	1.37%	1.38%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.16% [5,6]	1.15%	1.15%	1.15%	1.15%	1.16%
Ratio of net investment income (loss) to average net assets	(0.18% )[5]	0.38%	0.14%	0.16%	(0.01% )	(0.34% )
Portfolio turnover[7]	23.20% [4]	35.65%	43.13%	26.92%	27.85%	50.82%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.34% for investor class and 1.15% for institutional class.
7	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  42

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Financial Highlights (continued)
Matthews Asia Growth Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$27.00	$22.39	$21.19	$20.84	$31.99	$39.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.03)	— [2]	0.13	0.03	(0.08)	(0.24)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	15.84	4.61	1.60	0.70	(10.49)	(5.56)
Total from investment operations	15.81	4.61	1.73	0.73	(10.57)	(5.80)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.53)	(0.38)	—	—
Net realized gains on investments	—	—	—	—	(0.58)	(1.65)
Total distributions	—	—	(0.53)	(0.38)	(0.58)	(1.65)
Net Asset Value, end of period	$42.81	$27.00	$22.39	$21.19	$20.84	$31.99
TOTAL RETURN[3]	58.56% [4]	20.59%	8.14%	3.53%	(33.12% )	(14.65% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$178,229	$113,326	$126,698	$162,263	$225,923	$568,001
Ratio of expenses to average net assets	1.31% [5,6]	1.30%	1.25%	1.13%	1.13%	1.07%
Ratio of net investment income (loss) to average net assets	(0.19% )[5]	0.02%	0.56%	0.13%	(0.32% )	(0.62% )
Portfolio turnover[7]	86.65% [4]	95.47%	184.44%	77.32%	47.48%	42.37%

	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$27.38	$22.68	$21.46	$21.11	$32.33	$39.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.02)	0.03	0.18	0.07	(0.04)	(0.19)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	16.08	4.67	1.59	0.70	(10.60)	(5.63)
Total from investment operations	16.06	4.70	1.77	0.77	(10.64)	(5.82)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.55)	(0.42)	—	(0.02)
Net realized gains on investments	—	—	—	—	(0.58)	(1.65)
Total distributions	—	—	(0.55)	(0.42)	(0.58)	(1.67)
Net Asset Value, end of period	$43.44	$27.38	$22.68	$21.46	$21.11	$32.33
TOTAL RETURN[3]	58.66% [4]	20.72%	8.25%	3.69%	(32.99% )	(14.55% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$137,241	$94,324	$110,008	$209,009	$406,155	$1,186,769
Ratio of expenses to average net assets	1.21% [5,6]	1.19%	1.12%	0.98%	0.98%	0.92%
Ratio of net investment income (loss) to average net assets	(0.10% )[5]	0.13%	0.77%	0.31%	(0.15% )	(0.47% )
Portfolio turnover[7]	86.65% [4]	95.47%	184.44%	77.32%	47.48%	42.37%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.30% for investor class and 1.20% for institutional class.
7	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
43  MATTHEWS ASIA FUNDS

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Financial Highlights (continued)
Matthews Pacific Tiger Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$22.45	$17.68	$18.62	$20.16	$27.54	$34.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.12	0.12	0.16	0.10	0.09	0.06
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	7.44	5.17	0.48	(1.10)	(5.75)	(1.60)
Total from investment operations	7.56	5.29	0.64	(1.00)	(5.66)	(1.54)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.59)	(0.54)	—	—
Net realized gains on investments	—	(0.52)	(0.99)	—	(1.72)	(5.86)
Total distributions	—	(0.52)	(1.58)	(0.54)	(1.72)	(5.86)
Net Asset Value, end of period	$30.01	$22.45	$17.68	$18.62	$20.16	$27.54
TOTAL RETURN[2]	33.67% [3]	30.07%	3.41%	(4.87% )	(20.73% )	(4.41% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$550,497	$446,936	$456,099	$707,717	$1,081,347	$1,835,266
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.22% [4]	1.22%	1.22%	1.12%	1.10%	1.06%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.22% [4,5]	1.22%	1.22%	1.12%	1.09%	1.03%
Ratio of net investment income (loss) to average net assets	0.95% [4]	0.62%	0.86%	0.49%	0.37%	0.17%
Portfolio turnover[6]	70.14% [3]	86.96%	386.73%	14.78%	5.61%	46.64%

	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$22.47	$17.67	$18.61	$20.16	$27.50	$34.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.13	0.14	0.18	0.13	0.11	0.11
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	7.46	5.18	0.48	(1.10)	(5.73)	(1.60)
Total from investment operations	7.59	5.32	0.66	(0.97)	(5.62)	(1.49)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.61)	(0.58)	—	(0.05)
Net realized gains on investments	—	(0.52)	(0.99)	—	(1.72)	(5.86)
Total distributions	—	(0.52)	(1.60)	(0.58)	(1.72)	(5.91)
Net Asset Value, end of period	$30.06	$22.47	$17.67	$18.61	$20.16	$27.50
TOTAL RETURN[2]	33.78% [3]	30.26%	3.56%	(4.75% )	(20.62% )	(4.29% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$338,616	$284,782	$361,573	$1,221,317	$2,607,437	$5,357,198
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.11% [4]	1.10%	1.09%	0.99%	0.97%	0.92%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.11% [4,5]	1.10%	1.09%	0.98%	0.96%	0.90%
Ratio of net investment income (loss) to average net assets	1.05% [4]	0.73%	0.92%	0.66%	0.48%	0.30%
Portfolio turnover[6]	70.14% [3]	86.96%	386.73%	14.78%	5.61%	46.64%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.21% for investor class and 1.10% for institutional class.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  44

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Financial Highlights (continued)
Matthews Asia Innovators Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$16.85	$12.94	$11.11	$11.31	$18.86	$26.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.05)	(0.05)	(0.02)	(0.02)	(0.06)	(0.16)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	11.39	3.96	1.85	(0.18)	(4.49)	(3.34)
Total from investment operations	11.34	3.91	1.83	(0.20)	(4.55)	(3.50)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	— [2]	—	—
Net realized gains on investments	—	—	—	—	(3.00)	(4.34)
Total distributions	—	—	—	— [2]	(3.00)	(4.34)
Net Asset Value, end of period	$28.19	$16.85	$12.94	$11.11	$11.31	$18.86
TOTAL RETURN[3]	67.30% [4]	30.22%	16.47%	(1.77% )	(24.80% )	(13.10% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$287,772	$172,599	$161,552	$177,070	$272,950	$465,207
Ratio of expenses to average net assets	1.34% [5,6]	1.27%	1.29%	1.15%	1.18%	1.09%
Ratio of net investment income (loss) to average net assets	(0.49% )[5]	(0.32% )	(0.18% )	(0.21% )	(0.40% )	(0.59% )
Portfolio turnover[7]	93.17% [4]	97.67%	257.92%	248.19%	118.08%	220.45%

	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$17.15	$13.15	$11.28	$11.49	$19.08	$26.91
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.04)	(0.03)	(0.01)	(0.01)	(0.04)	(0.11)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	11.59	4.03	1.88	(0.18)	(4.55)	(3.38)
Total from investment operations	11.55	4.00	1.87	(0.19)	(4.59)	(3.49)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.02)	—	—
Net realized gains on investments	—	—	—	—	(3.00)	(4.34)
Total distributions	—	—	—	(0.02)	(3.00)	(4.34)
Net Asset Value, end of period	$28.70	$17.15	$13.15	$11.28	$11.49	$19.08
TOTAL RETURN[3]	67.35% [4]	30.42%	16.58%	(1.62% )	(24.73% )	(12.97% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$226,687	$145,817	$85,321	$135,882	$199,368	$930,562
Ratio of expenses to average net assets	1.24% [5,6]	1.13%	1.17%	1.02%	1.04%	0.93%
Ratio of net investment income (loss) to average net assets	(0.42% )[5]	(0.18% )	(0.05% )	(0.11% )	(0.27% )	(0.43% )
Portfolio turnover[7]	93.17% [4]	97.67%	257.92%	248.19%	118.08%	220.45%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.23% for investor class and 1.13% for institutional class.
7	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
45  MATTHEWS ASIA FUNDS

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Financial Highlights (continued)
Matthews China Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$17.21	$13.44	$11.62	$14.50	$20.58	$27.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.07	0.18	0.16	0.09	— [2]	0.03
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.22	3.82	1.92	(2.88)	(4.99)	(3.25)
Total from investment operations	0.29	4.00	2.08	(2.79)	(4.99)	(3.22)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.23)	(0.26)	(0.09)	—	(0.05)
Net realized gains on investments	—	—	—	—	(1.09)	(3.15)
Total distributions	—	(0.23)	(0.26)	(0.09)	(1.09)	(3.20)
Net Asset Value, end of period	$17.50	$17.21	$13.44	$11.62	$14.50	$20.58
TOTAL RETURN[3]	1.69% [4]	29.81%	17.87%	(19.22% )	(24.40% )	(12.26% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$294,201	$321,672	$280,761	$300,132	$448,623	$710,844
Ratio of expenses to average net assets	1.24% [5,6]	1.25%	1.25%	1.15%	1.12%	1.06%
Ratio of net investment income (loss) to average net assets	0.82% [5]	1.16%	1.32%	0.65%	(0.01% )	0.13%
Portfolio turnover[7]	45.72% [4]	36.73%	49.99%	49.60%	49.38%	92.28%

	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$17.18	$13.42	$11.60	$14.48	$20.53	$26.94
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.08	0.19	0.21	0.11	0.01	0.10
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.23	3.82	1.87	(2.88)	(4.97)	(3.26)
Total from investment operations	0.31	4.01	2.08	(2.77)	(4.96)	(3.16)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.25)	(0.26)	(0.11)	—	(0.10)
Net realized gains on investments	—	—	—	—	(1.09)	(3.15)
Total distributions	—	(0.25)	(0.26)	(0.11)	(1.09)	(3.25)
Net Asset Value, end of period	$17.49	$17.18	$13.42	$11.60	$14.48	$20.53
TOTAL RETURN[3]	1.80% [4]	29.93%	17.95%	(19.11% )	(24.31% )	(12.07% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$103,635	$106,401	$69,192	$148,327	$297,165	$630,966
Ratio of expenses to average net assets	1.12% [5,6]	1.13%	1.12%	1.01%	0.98%	0.91%
Ratio of net investment income (loss) to average net assets	0.97% [5]	1.21%	1.76%	0.82%	0.07%	0.38%
Portfolio turnover[7]	45.72% [4]	36.73%	49.99%	49.60%	49.38%	92.28%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.23% for investor class and 1.11% for institutional class.
7	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  46

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Financial Highlights (continued)
Matthews China Innovators Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$11.44	$9.08	$8.95	$11.11	$16.44	$19.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.01)	0.08	0.26	0.01	0.02	0.09
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	6.90	2.53	(0.01)	(1.96)	(5.15)	(0.80)
Total from investment operations	6.89	2.61	0.25	(1.95)	(5.13)	(0.71)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.25)	(0.12)	(0.21)	(0.20)	(0.12)
Net realized gains on investments	—	—	—	—	—	(2.59)
Total distributions	—	(0.25)	(0.12)	(0.21)	(0.20)	(2.71)
Net Asset Value, end of period	$18.33	$11.44	$9.08	$8.95	$11.11	$16.44
TOTAL RETURN[2]	60.23% [3]	28.83%	2.82%	(17.51% )	(31.26% )	(3.59% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$81,697	$48,645	$48,596	$66,174	$114,440	$218,398
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.70% [4]	1.57%	1.61%	1.55%	1.55%	1.48%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.50% [4,5]	1.40%	1.40%	1.41%	1.41%	1.43%
Ratio of net investment income (loss) to average net assets	(0.12% )[4]	0.81%	2.91%	0.09%	0.17%	0.44%
Portfolio turnover[6]	93.41% [3]	36.83%	54.39%	59.05%	59.00%	119.65%

	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$11.42	$9.06	$8.94	$11.12	$16.47	$19.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	—	0.10	0.27	0.04	0.06	0.13
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	6.89	2.54	(0.01)	(1.98)	(5.17)	(0.80)
Total from investment operations	6.89	2.64	0.26	(1.94)	(5.11)	(0.67)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.28)	(0.14)	(0.24)	(0.24)	(0.17)
Net realized gains on investments	—	—	—	—	—	(2.59)
Total distributions	—	(0.28)	(0.14)	(0.24)	(0.24)	(2.76)
Net Asset Value, end of period	$18.31	$11.42	$9.06	$8.94	$11.12	$16.47
TOTAL RETURN[2]	60.33% [3]	29.15%	2.97%	(17.37% )	(31.08% )	(3.35% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$27,804	$16,390	$15,796	$22,983	$40,322	$162,770
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.61% [4]	1.46%	1.50%	1.41%	1.38%	1.31%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.32% [4,5]	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	0.06% [4]	0.99%	3.03%	0.36%	0.47%	0.63%
Portfolio turnover[6]	93.41% [3]	36.83%	54.39%	59.05%	59.00%	119.65%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.38% for investor class and 1.20% for institutional class.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
47  MATTHEWS ASIA FUNDS

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Financial Highlights (continued)
Matthews India Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$24.07	$25.33	$26.37	$22.09	$28.17	$26.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.08)	(0.11)	(0.13)	(0.01)	(0.12)	(0.11)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(1.89)	0.48	2.90	5.10	(2.58)	4.81
Total from investment operations	(1.97)	0.37	2.77	5.09	(2.70)	4.70
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	— [2]	(0.51)	—	—
Net realized gains on investments	—	(1.62)	(3.81)	(0.30)	(3.38)	(2.82)
Total distributions	—	(1.63)	(3.81)	(0.81)	(3.38)	(2.82)
Net Asset Value, end of period	$22.10	$24.07	$25.33	$26.37	$22.09	$28.17
TOTAL RETURN[3]	(8.19% )[4]	1.55%	10.29%	23.10%	(9.92% )	18.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$385,377	$561,690	$680,284	$614,103	$505,764	$635,067
Ratio of expenses to average net assets	1.34% [5,6]	1.26%	1.22%	1.14%	1.15%	1.10%
Ratio of net investment income (loss) to average net assets	(0.78% )[5]	(0.43% )	(0.45% )	(0.04% )	(0.45% )	(0.38% )
Portfolio turnover[7]	25.09% [4]	53.98%	82.99%	50.98%	41.35%	42.50%

	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$24.70	$25.95	$26.93	$22.54	$28.64	$26.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.07)	(0.08)	(0.10)	0.02	(0.08)	(0.06)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	(1.93)	0.49	2.97	5.21	(2.64)	4.87
Total from investment operations	(2.00)	0.41	2.87	5.23	(2.72)	4.81
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.04)	(0.04)	(0.54)	—	—
Net realized gains on investments	—	(1.62)	(3.81)	(0.30)	(3.38)	(2.82)
Total distributions	—	(1.66)	(3.85)	(0.84)	(3.38)	(2.82)
Net Asset Value, end of period	$22.70	$24.70	$25.95	$26.93	$22.54	$28.64
TOTAL RETURN[3]	(8.10% )[4]	1.67%	10.43%	23.32%	(9.83% )	18.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$96,358	$145,348	$180,150	$149,023	$97,018	$128,708
Ratio of expenses to average net assets	1.21% [5,6]	1.14%	1.10%	1.01%	1.01%	0.96%
Ratio of net investment income (loss) to average net assets	(0.66% )[5]	(0.31% )	(0.33% )	0.07%	(0.31% )	(0.19% )
Portfolio turnover[7]	25.09% [4]	53.98%	82.99%	50.98%	41.35%	42.50%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.33% for investor class and 1.20% for institutional class.
7	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
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Financial Highlights (continued)
Matthews Japan Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$24.11	$20.03	$17.58	$14.90	$22.09	$25.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.08	0.14	0.11	0.09	0.07	0.09
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	4.19	4.41	2.77	2.59	(6.19)	(0.52)
Total from investment operations	4.27	4.55	2.88	2.68	(6.12)	(0.43)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.47)	(0.43)	—	—	(0.24)
Net realized gains on investments	—	—	—	—	(1.07)	(2.51)
Total distributions	—	(0.47)	(0.43)	—	(1.07)	(2.75)
Net Asset Value, end of period	$28.38	$24.11	$20.03	$17.58	$14.90	$22.09
TOTAL RETURN[2]	17.71% [3]	22.76%	16.38%	17.99%	(27.85% )	(1.92% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$296,860	$273,657	$246,422	$239,578	$208,329	$373,739
Ratio of expenses to average net assets	1.16% [4,5]	1.16%	1.15%	1.09%	1.05%	0.95%
Ratio of net investment income (loss) to average net assets	0.63% [4]	0.62%	0.54%	0.58%	0.41%	0.38%
Portfolio turnover[6]	61.31% [3]	106.87%	88.02%	100.59%	83.38%	70.30%

	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$24.19	$20.09	$17.63	$14.93	$22.13	$25.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.11	0.16	0.13	0.12	0.09	0.05
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	4.18	4.43	2.77	2.58	(6.22)	(0.46)
Total from investment operations	4.29	4.59	2.90	2.70	(6.13)	(0.41)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.49)	(0.44)	—	—	(0.27)
Net realized gains on investments	—	—	—	—	(1.07)	(2.51)
Total distributions	—	(0.49)	(0.44)	—	(1.07)	(2.78)
Net Asset Value, end of period	$28.48	$24.19	$20.09	$17.63	$14.93	$22.13
TOTAL RETURN[2]	17.73% [3]	22.86%	16.48%	18.08%	(27.84% )	(1.83% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$455,083	$444,230	$391,746	$415,920	$413,807	$1,170,380
Ratio of expenses to average net assets	1.09% [4,5]	1.10%	1.08%	1.02%	0.97%	0.89%
Ratio of net investment income (loss) to average net assets	0.81% [4]	0.71%	0.65%	0.71%	0.55%	0.22%
Portfolio turnover[6]	61.31% [3]	106.87%	88.02%	100.59%	83.38%	70.30%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.15% for investor class and 1.08% for institutional class.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
49  MATTHEWS ASIA FUNDS

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Financial Highlights (continued)
Matthews Asia Dividend Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$17.39	$14.08	$13.70	$13.24	$18.94	$22.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.17	0.25	0.22	0.19	0.13	0.18
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.06	3.51	0.59	0.42	(5.72)	(0.81)
Total from investment operations	3.23	3.76	0.81	0.61	(5.59)	(0.63)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.45)	(0.43)	(0.15)	(0.11)	(0.19)
Net realized gains on investments	—	—	—	—	—	(2.87)
Total distributions	(0.06)	(0.45)	(0.43)	(0.15)	(0.11)	(3.06)
Net Asset Value, end of period	$20.56	$17.39	$14.08	$13.70	$13.24	$18.94
TOTAL RETURN[2]	18.59% [3]	26.88%	5.92%	4.69%	(29.57% )	(2.83% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$358,390	$266,467	$271,633	$401,341	$602,694	$1,586,460
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.17% [4]	1.21%	1.20%	1.10%	1.10%	1.03%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.17% [4,5]	1.21%	1.20%	1.10%	1.10%	1.02%
Ratio of net investment income (loss) to average net assets	1.79% [4]	1.62%	1.57%	1.43%	0.84%	0.80%
Portfolio turnover[6]	11.55% [3]	56.67%	16.81%	75.88%	50.75%	47.41%

	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2025	2024	2023	2022	2021
Net Asset Value, beginning of period	$17.37	$14.06	$13.68	$13.23	$18.94	$22.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.18	0.27	0.23	0.21	0.14	0.21
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.05	3.51	0.60	0.41	(5.72)	(0.80)
Total from investment operations	3.23	3.78	0.83	0.62	(5.58)	(0.59)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.47)	(0.45)	(0.17)	(0.13)	(0.22)
Net realized gains on investments	—	—	—	—	—	(2.87)
Total distributions	(0.06)	(0.47)	(0.45)	(0.17)	(0.13)	(3.09)
Net Asset Value, end of period	$20.54	$17.37	$14.06	$13.68	$13.23	$18.94
TOTAL RETURN[2]	18.63% [3]	27.06%	6.05%	4.77%	(29.55% )	(2.67% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$342,520	$276,148	$337,614	$650,333	$1,248,676	$3,154,407
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.09% [4]	1.10%	1.09%	0.99%	0.99%	0.92%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.09% [4,5]	1.10%	1.09%	0.99%	0.99%	0.91%
Ratio of net investment income (loss) to average net assets	1.85% [4]	1.72%	1.63%	1.55%	0.95%	0.93%
Portfolio turnover[6]	11.55% [3]	56.67%	16.81%	75.88%	50.75%	47.41%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.16% for investor class and 1.08% for institutional class.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  50

Notes to Financial Statements (unaudited)
1.
ORGANIZATION
Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2026, the Trust issued twenty-three separate series of shares. This shareholder report pertains to eleven of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund, Matthews Emerging Markets Small Companies Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews China Innovators Fund (formerly known as Matthews China Small Companies Fund until April 30, 2026), Matthews India Fund, Matthews Japan Fund and Matthews Asia Dividend Fund. Each Fund offers two classes of shares: Investor Class and Institutional Class. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class. The other twelve separate series of the Trust are Exchange Traded Funds and are covered in a separate shareholder report.
A.
Reorganization of Matthews China Dividend Fund into Matthews Asia Dividend Fund
On January 27, 2026, the Matthews China Dividend Fund was reorganized into the Matthews Asia Dividend Fund.
For U.S. GAAP purposes, the transaction was treated as a merger. The merger took place after the close of business on January 27, 2026. For accounting and performance reporting purposes, the Matthews Asia Dividend Fund is the survivor. The reorganization was accomplished by a tax-free exchange of shares of Matthews Asia Dividend Fund in the following amounts and at the following conversion ratios:
Fund	Fund Share Class	Shares Prior to Reorganization	Conversion Ratio	Matthews Asia Dividend Fund’s Share Class	Shares of Matthews Asia Dividend Fund
Matthews China Dividend Fund	Investor	4,713,179	0.815860709	Investor	3,845,298
Matthews China Dividend Fund	Institutional	1,325,648	0.818544794	Institutional	1,085,102
The exchange was based on values at the close of the New York Stock Exchange on January 27, 2026. The net assets of the acquired Fund at that date included unrealized appreciation of $19,457,710, securities of $88,132,670, cash of $5,257,908, foreign currency of $135,406, receivables and other assets of $315,177, payables of $356,207, capital paid-in of $147,017,427, total distributable earnings of $(53,532,473), and net assets of $93,484,954 that were combined with those of the acquiring Fund, resulting in aggregate net assets of $681,067,178 immediately after the acquisition. The assets and liabilities of Matthews China Dividend Fund were recorded at fair value; however, the cost basis of the investments received from the Matthews China Dividend Fund was carried forward to align ongoing reporting of the Matthews Asia Dividend Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the six-months ended June 30, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows
* Net investment income: $6,111,937
* Net realized gain on investments: $48,754,737
* Net change in unrealized gain/loss on investments: $57,704,672
* Net increase in the net assets resulting from operations: $112,571,346
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings that have been included in Matthews Asia Dividend Fund’s statement of operations since January 27, 2026.
B.
Reorganization of Matthews Asian Growth and Income Fund into Matthews Emerging Markets Equity Fund
On February 19, 2025, at a special meeting of shareholders of the Matthews Asian Growth and Income Fund, shareholders approved the reorganization of the Fund with the Matthews Emerging Markets Equity Fund. The reorganization was completed on March 14, 2025. Information related to the reorganization is provided in the Proxy Statement/Prospectus that was filed with the SEC on December 4, 2024.
51  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
For U.S. GAAP purposes, the transaction was treated as a merger. The merger took place after the close of business on March 14, 2025. For accounting and performance reporting purposes, the Matthews Emerging Markets Equity Fund is the survivor. The reorganization was accomplished by a tax-free exchange of shares of Matthews Emerging Markets Equity Fund in the following amounts and at the following conversion ratios:
Fund	Fund Share Class	Shares Prior to Reorganization	Conversion Ratio	Matthews Emerging Markets Equity Fund’s Share Class	Shares of Matthews Emerging Markets Equity Fund
Matthews Asian Growth and Income Fund	Investor	13,071,403	0.995734659	Investor	13,015,649
Matthews Asian Growth and Income Fund	Institutional	3,593,025	0.994747642	Institutional	3,574,153
The exchange was based on values at the close of the New York Stock Exchange on March 14, 2025. The net assets of the acquired Fund at that date included unrealized appreciation of $19,413,471, securities of $197,672,534, cash of $28,730,164, foreign currency of $106,112, receivables and other assets of $346,125, payables of $426,554, capital paid-in of $238,946,866, total distributable earnings of $(12,518,485), and net assets of $226,428,381 that were combined with those of the acquiring Fund, resulting in aggregate net assets of $249,325,510 immediately after the acquisition. The assets and liabilities of Matthews Asian Growth and Income Fund were recorded at fair value; however, the cost basis of the investments received from the Matthews Asian Growth and Income Fund was carried forward to align ongoing reporting of the Matthews Emerging Markets Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the year ended December 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows
* Net investment income: $3,398,305
* Net realized gain on investments: $20,919,526
* Net change in unrealized gain/loss on investments: $35,899,585
* Net increase in the net assets resulting from operations: $60,217,416
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings that have been included in Matthews Emerging Markets Equity Fund’s statement of operations since March 14, 2025.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment adviser (the “investment adviser”), to make fair valuation determinations under adopted procedures, subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices determined by Matthews or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.
When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.
matthewsasia.com | 800.789.ASIA  52

Notes to Financial Statements (unaudited)  (continued)
The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.
Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.
B.
FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).
Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services are used when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.
Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under procedures approved by the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Levels for Multi-Country Funds (1 of 2):
Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2026.
	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Argentina	$—	$3,172,252	$3,683,909	$—	$—
Bangladesh	—	1,095,008	1,398,086	—	—
Brazil	19,256,230	11,720,461	16,829,567	—	—
Chile	—	—	3,133,732	—	—
China/Hong Kong	5,124,532	16,503,037	24,434,325	—	—
India	5,132,898	—	—	—	—
Mexico	6,318,069	—	2,774,096	—	—
Panama	—	—	2,697,611	—	—
Peru	6,591,014	—	4,425,450	—	—
Romania	—	5,087,554	—	—	—
Saudi Arabia	—	2,638,781	2,987,419	—	—
South Africa	—	—	5,048,715	—	—
South Korea	868,639	—	—	—	—
Taiwan	4,925,745	962,781	—	9,281,317	—
United States	4,502,861	16,711,811	—	—	—
Sub-total	52,719,988	57,891,685	67,412,910	9,281,317	—
Preferred Equities:
India	30,499	—	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Chile	5,502,706	—	—	—	—
China/Hong Kong	44,792,253	34,349,268	36,478,344	70,881,787	223,365,001
Cyprus	—	—	6,218,053	—	—
Georgia	—	—	4,430,593	—	—
Greece	—	6,314,683	7,135,016	—	—
Hungary	—	3,955,272	—	—	—
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53  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund
India	15,747,966	56,732,586	103,738,256	18,954,327	58,704,681
Indonesia	—	1,081,305	2,524,846	—	—
Japan	—	—	—	24,115,752	—
Jordan	—	809,909	—	—	—
Malaysia	—	—	—	—	9,302,813
Philippines	2,349,594	—	4,679,822	—	—
Poland	—	2,808,827	—	—	—
Singapore	3,029,377	—	—	—	34,367,538
South Africa	9,239,821	—	—	—	—
South Korea	115,398,664	86,407,649	61,960,758	67,719,806	232,837,539
Taiwan	80,457,299	64,408,495	95,152,770	80,964,186	253,788,499
Thailand	1,995,700	—	—	—	9,287,069
Turkey	—	9,596,090	10,862,518	—	—
United Kingdom	—	—	4,184,281	—	6,780,390
Vietnam	37,926	937,222	13,450,713	—	4,527,252
Sub-total	278,551,306	267,401,306	350,815,970	262,635,858	832,960,782
Preferred Equities:
South Korea	—	3,508,930	—	—	—
Level 3: Other Significant Observable Inputs
Common Equities:
Russia	1,630	—	26,700	—	—
Taiwan	—	—	17,087,806	1,807,167	—
Sub-total	1,630	—	17,114,506	1,807,167	—
Total Market Value of Investments	$331,303,423	$328,801,921	$435,343,386	$273,724,342	$832,960,782
Levels for Multi-Country Funds (2 of 2):
Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2026.
	Matthews Asia Innovators Fund	Matthews China Innovators Fund	Matthews Asia Dividend Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$2,357,263	$2,532,616	$8,065,735
Taiwan	21,162,563	—	—
United States	—	6,288,668	—
Sub-total	23,519,826	8,821,284	8,065,735
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	35,060,373
China/Hong Kong	124,545,988	79,419,055	156,700,749
India	36,957,874	—	24,438,504
Indonesia	—	—	4,369,606
Japan	10,292,862	—	152,739,160
Singapore	—	—	24,707,095
South Korea	103,204,659	—	137,426,548
Taiwan	168,768,690	12,693,559	124,933,603
Thailand	—	—	4,677,845
Sub-total	443,770,073	92,112,614	665,053,483
Level 3: Other Significant Observable Inputs
Common Equities:
Taiwan	2,891,466	—	—
Total Market Value of Investments	$470,181,365	$100,933,898	$673,119,218
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matthewsasia.com | 800.789.ASIA  54

Notes to Financial Statements (unaudited)  (continued)
Levels for Single Country Funds:
Summary of inputs used to determine the fair valuation of the single country Funds’ investments as of June 30, 2026.
	Matthews China Fund	Matthews India Fund	Matthews Japan Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$5,973,792	$—	$—
Financials	2,996,801	—	—
Industrials	9,877,064	—	6,048,309
Real Estate	168,995	—	—
Sub-total	19,016,652	—	6,048,309
Level 2: Other Significant Observable Inputs
Common Equities:
Communication Services	46,441,641	23,974,699	19,121,142
Consumer Discretionary	42,940,254	103,309,232	137,245,894
Consumer Staples	—	41,994,839	24,085,812
Energy	—	23,693,849	4,586,512
Financials	82,991,944	190,523,832	134,611,589
Health Care	21,516,144	37,973,180	15,054,934
Industrials	43,554,606	42,632,907	184,003,156
Information Technology	94,935,765	26,622,544	158,077,754
Materials	32,547,841	12,418,548	36,469,318
Real Estate	9,269,620	—	23,061,881
Sub-total	374,197,815	503,143,630	736,317,992
Total Market Value of Investments	$393,214,467	$503,143,630	$742,366,301
Changes in the Balances of Level 3 Securities:
The Funds’ policy is to recognize transfers in and transfers out of Level 3 as of the beginning of the reporting period.
	Matthews Emerging Markets Equity Fund		Matthews Emerging Markets Small Companies Fund	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund		Matthews Asia Innovators Fund	Matthews India Fund		Matthews Asia Dividend Fund
	Common Equities — Russia	Preferred Equities — India	Common Equities — Taiwan and Russia	Common Equities — Taiwan	Common Equities — India	Preferred Equities — India	Common Equities — Taiwan	Common Equities — Consumer Staples	Preferred Equities — Consumer Discretionary	Common Equities — India
Balance as of 12/31/25(market value)	1,622	34,130	26,564	—	220,731	93,628	—	265,688	195,075	75,521
Accrued discounts/premiums	—	—	—	—	—	—	—	—	—	—
Realized gain/(loss)	—	—	3,037,964	—	(94,797)	—	—	(100,761)	—	(29,773)
Change in unrealized appreciation/ depreciation	8	(3,631)	12,889,564	182,343	(244)	(93,628)	293,785	(293)	(195,075)	(83)
Purchases	—	—	—	1,624,824	—	—	2,597,681	—	—	—
Sales	—	—	(4,271,185)	—	(125,690)	—	—	(164,634)	—	(45,665)
Transfers in to Level 3	—	—	5,431,599	—	—	—	—	—	—	—
Transfer out of Level 3**	—	(30,499)	—	—	—	—	—	—	—	—
Balance as of Current 6/30/26(market value)	$1,630	$—	$17,114,506	$1,807,167	$—	$—	$2,891,466	$—	$—	$—
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55  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
	Matthews Emerging Markets Equity Fund		Matthews Emerging Markets Small Companies Fund	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund		Matthews Asia Innovators Fund	Matthews India Fund		Matthews Asia Dividend Fund
	Common Equities — Russia	Preferred Equities — India	Common Equities — Taiwan and Russia	Common Equities — Taiwan	Common Equities — India	Preferred Equities — India	Common Equities — Taiwan	Common Equities — Consumer Staples	Preferred Equities — Consumer Discretionary	Common Equities — India
Net change in unrealized appreciation/ depreciation on Level 3 investments held as of 6/30/26*	$8	(3,631)	$12,889,564	$182,343	($244 )	(93,628)	$293,785	($293 )	(195,075)	$(83)

**Transfers out of Level 3 were because observable market data became available for the security.
*Included in the related amounts on the Statements of Operations.
C.
RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of Emerging Market or Asia Pacific countries where the Funds may invest; international relations with other nations; natural disasters; corruption; and military activity. Foreign securities may trade in securities markets that are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Emerging Market and Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Emerging Market and Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to changes in global trade.
Certain Emerging Market and Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).
Among other risks of investing in foreign markets, particularly those of emerging and frontier markets in which the Funds invest, are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. For example, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies that sell stock into U.S. markets. This can result in investment decisions being made based on flawed or misleading information.
Foreign stock markets, particularly those of emerging and frontier markets in which the Funds invest, may not be as developed or efficient as those in more developed markets such as the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any Emerging Market or Asia Pacific country will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.
Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.
The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors, such as technology, media, and telecommunications, by non-Chinese individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs, through which foreign investors hold stock in an offshore holding company or a special purpose vehicle (“SPV”)  that has entered into contractual arrangements with a China-based operating company, allowing U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Shares of the offshore holding company or SPV, in turn, may be listed and traded on exchanges outside of mainland China and made available to non-Chinese investors.
VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s
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Notes to Financial Statements (unaudited)  (continued)
financial performance and the enforceability of an offshore holding company’s or a special purpose vehicle’s contractual arrangements. In addition, the interests of the Chinese equity holders of an operating company may not align with those of foreign investors in the offshore holding company or SPV. Investments in Chinese VIEs present significant risks. Under extreme circumstances, China might prohibit the existence of VIEs or sever their ability to transmit economic and governance rights to foreign investors. In addition, listed holding companies or SPVs acting as VIEs may also face delisting or other regulatory consequences for failure to meet the requirements of U.S. exchanges and regulators. If any of these events take place, the market value of a Fund’s associated portfolio holdings would likely decline significantly, which could result in substantial investment losses.
Due to the Russian invasion of Ukraine, sanctions have since been imposed on Russia and certain of its citizens and financial infrastructure entities. As a result of these sanctions and countermeasures by Russia, the sale and/or purchase of Russian securities to/by US persons is prohibited and sales of certain Russian securities to non-US persons may also be prohibited. Due to these measures, Russian and Russian-related securities have since suffered significant declines in value. The ongoing conflict has the potential to adversely impact global economies and increase volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of June 30, 2026, the Russian positions held across the Matthews Asia Funds have been valued near zero.
Recently, the war between Israel, Iran and the U.S., as well as conflicts among other militant groups in the Middle East, has caused and could continue to cause significant market disruptions and volatility within the markets of the Middle East, the U.S. and globally. These conflicts and the continued involvement of the U.S. or the involvement of other countries could present material uncertainty and risk with respect to a Fund’s performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict but could be substantial.
In recent years, the U.S. government has indicated its intent to, and has taken actions to, renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Most recently, the current U.S. presidential administration has imposed significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Existing, new, or increased tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by the Funds’ current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from impacted jurisdictions, with a potentially negative impact to the Funds.
D.
DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews Asia Dividend Fund to distribute net investment income on a quarterly basis and capital gains, if any, annually. All other Funds generally distribute their net investment income and capital gains, if any, once annually in December. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
The tax character of distributions paid for the fiscal year ended December 31, 2025 was as follows:
YEAR ENDED December 31, 2025	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Taxable Distributions
Matthews Emerging Markets Equity Fund	$6,427,919	$—	$1,413,600	$7,841,519
Matthews Emerging Markets Sustainable Future Fund	12,544,492	—	—	12,544,492
Matthews Emerging Markets Small Companies Fund	7,168,741	—	—	7,168,741
Matthews Asia Growth Fund	—	—	—	—
Matthews Pacific Tiger Fund	23	17,004,947	—	17,004,970
Matthews Asia Innovators Fund	—	—	—	—
Matthews China Fund	5,913,663	—	—	5,913,663
Matthews China Innovators Fund	1,470,990	—	—	1,470,990
Matthews India Fund	361,718	45,336,310	—	45,698,028
Matthews Japan Fund	14,160,299	—	—	14,160,299
Matthews Asia Dividend Fund	14,925,482	—	—	14,925,482
E.
INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.
57  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
F.
FUND EXPENSE ALLOCATIONS: The Funds account separately for the assets, liabilities and operations of each Fund. Estimated expenses are accrued daily. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.
G.
CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian based on the BBH Overdraft Base Rate which are set daily reflecting BBH’s effective trading rate in the relevant local money markets on each day. In markets where a true money market rate is not available, or is not reflective of the market, the BBH Treasury Group sets overdraft rates on a market-by-market basis, taking into consideration market standards and conditions.
QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market.
H.
USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
3.
CAPITAL SHARE TRANSACTIONS
	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Equity Fund
Investor Class
Shares sold	211,826	$3,940,031	305,216	$4,567,499
Shares issued in reorganization[1]	—	—	13,015,649	177,703,579
Shares issued through reinvestment of distributions	—	—	359,037	5,640,467
Shares redeemed	(954,438)	(18,190,885)	(2,364,890)	(34,411,624)
Net increase (decrease)	(742,612)	($14,250,854 )	11,315,012	$153,499,921
Institutional Class
Shares sold	202,958	$3,809,852	775,628	$11,012,386
Shares issued in reorganization[1]	—	—	3,574,153	48,724,802
Shares issued through reinvestment of distributions	—	—	126,296	1,980,329
Shares redeemed	(252,528)	(4,800,727)	(1,449,695)	(20,838,140)
Net increase (decrease)	(49,570)	($990,875 )	3,026,382	$40,879,377
Matthews Emerging Markets Sustainable Future Fund
Investor Class
Shares sold	182,137	$3,315,914	150,121	$1,922,324
Shares issued through reinvestment of distributions	—	—	91,196	1,203,781
Shares redeemed	(205,900)	(3,592,400)	(1,185,281)	(15,153,830)
Net (decrease)	(23,763)	($276,486 )	(943,964)	($12,027,725 )
Institutional Class
Shares sold	2,726,216	$45,237,090	3,794,282	$49,608,028
Shares issued through reinvestment of distributions	—	—	833,344	11,008,472
Shares redeemed	(1,931,349)	(33,848,957)	(5,297,436)	(66,194,830)
Net increase (decrease)	794,867	$11,388,133	(669,810)	($5,578,330 )
Matthews Emerging Markets Small Companies Fund
Investor Class
Shares sold	181,199	$5,307,683	794,536	$19,054,261
Shares issued through reinvestment of distributions	—	—	83,324	2,078,105
Shares redeemed	(1,134,452)	(32,903,555)	(5,060,432)	(119,760,650)
Net (decrease)	(953,253)	($27,595,872 )	(4,182,572)	($98,628,284 )
Institutional Class
Shares sold	772,473	$22,614,862	4,025,562	$96,295,019
Shares issued through reinvestment of distributions	—	—	180,326	4,488,313
Shares redeemed	(3,201,750)	(90,945,115)	(7,890,374)	(190,175,648)
Net (decrease)	(2,429,277)	($68,330,253 )	(3,684,486)	($89,392,316 )
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Notes to Financial Statements (unaudited)  (continued)
	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews Asia Growth Fund
Investor Class
Shares sold	463,796	$17,660,755	169,228	$4,261,884
Shares redeemed	(497,482)	(16,586,098)	(1,631,281)	(39,020,536)
Net increase (decrease)	(33,686)	$1,074,657	(1,462,053)	($34,758,652 )
Institutional Class
Shares sold	197,890	$6,670,942	369,675	$9,065,614
Shares redeemed	(483,002)	(16,622,052)	(1,776,006)	(42,430,187)
Net (decrease)	(285,112)	($9,951,110 )	(1,406,331)	($33,364,573 )
Matthews Pacific Tiger Fund
Investor Class
Shares sold	259,536	$6,871,259	409,096	$8,209,967
Shares issued through reinvestment of distributions	1	19	469,897	10,069,901
Shares redeemed	(1,824,494)	(47,567,443)	(6,776,173)	(131,929,415)
Net (decrease)	(1,564,957)	($40,696,165 )	(5,897,180)	($113,649,547 )
Institutional Class
Shares sold	456,700	$12,118,332	2,280,456	$44,600,611
Shares issued through reinvestment of distributions	—	—	230,298	4,939,898
Shares redeemed	(1,863,964)	(46,817,488)	(10,301,877)	(192,843,662)
Net (decrease)	(1,407,264)	($34,699,156 )	(7,791,123)	($143,303,153 )
Matthews Asia Innovators Fund
Investor Class
Shares sold	1,009,182	$23,813,959	1,241,413	$18,030,431
Shares redeemed	(1,041,452)	(22,806,507)	(3,487,434)	(52,271,338)
Net increase (decrease)	(32,270)	$1,007,452	(2,246,021)	($34,240,907 )
Institutional Class
Shares sold	1,755,716	$36,657,703	4,909,124	$73,448,519
Shares redeemed	(2,358,781)	(52,909,580)	(2,896,065)	(42,307,461)
Net increase (decrease)	(603,065)	($16,251,877 )	2,013,059	$31,141,058
Matthews China Fund
Investor Class
Shares sold	851,369	$14,714,822	3,071,525	$48,187,693
Shares issued through reinvestment of distributions	—	—	243,967	4,149,877
Shares redeemed	(2,740,941)	(47,068,716)	(5,512,124)	(85,813,045)
Net (decrease)	(1,889,572)	($32,353,894 )	(2,196,632)	($33,475,475 )
Institutional Class
Shares sold	585,468	$10,041,527	3,262,024	$51,011,285
Shares issued through reinvestment of distributions	—	—	74,481	1,265,436
Shares redeemed	(853,244)	(14,411,765)	(2,299,499)	(35,781,533)
Net increase (decrease)	(267,776)	($4,370,238 )	1,037,006	$16,495,188
Matthews China Innovators Fund
Investor Class
Shares sold	865,446	$12,383,659	524,443	$5,466,286
Shares issued through reinvestment of distributions	—	—	92,701	1,049,367
Shares redeemed	(661,700)	(9,549,770)	(1,715,885)	(17,779,351)
Net increase (decrease)	203,746	$2,833,889	(1,098,741)	($11,263,698 )
Institutional Class
Shares sold	213,732	$3,099,668	131,017	$1,387,731
Shares issued through reinvestment of distributions	—	—	33,675	380,533
Shares redeemed	(131,087)	(1,806,036)	(471,767)	(4,850,550)
Net increase (decrease)	82,645	$1,293,632	(307,075)	($3,082,286 )
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59  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews India Fund
Investor Class
Shares sold	796,042	$17,589,595	2,311,395	$56,770,272
Shares issued through reinvestment of distributions	—	—	1,475,467	34,953,804
Shares redeemed	(6,701,260)	(142,882,037)	(7,307,289)	(178,229,391)
Net (decrease)	(5,905,218)	($125,292,442 )	(3,520,427)	($86,505,315 )
Institutional Class
Shares sold	656,234	$15,018,194	1,742,251	$43,497,291
Shares issued through reinvestment of distributions	—	—	297,938	7,242,869
Shares redeemed	(2,296,332)	(51,319,306)	(3,097,539)	(77,268,786)
Net (decrease)	(1,640,098)	($36,301,112 )	(1,057,350)	($26,528,626 )
Matthews Japan Fund
Investor Class
Shares sold	350,203	$9,285,125	1,022,396	$22,578,186
Shares issued through reinvestment of distributions	—	—	210,194	5,002,630
Shares redeemed	(1,242,378)	(32,075,511)	(2,186,260)	(47,949,085)
Net (decrease)	(892,175)	($22,790,386 )	(953,670)	($20,368,269 )
Institutional Class
Shares sold	1,566,661	$40,313,121	2,823,111	$60,849,689
Shares issued through reinvestment of distributions	—	—	325,464	7,768,825
Shares redeemed	(3,957,116)	(101,391,854)	(4,282,000)	(91,673,455)
Net (decrease)	(2,390,455)	($61,078,733 )	(1,133,425)	($23,054,941 )
Matthews Asia Dividend Fund
Investor Class
Shares sold	370,612	$7,473,698	315,350	$4,973,136
Shares issued in reorganization[2]	3,845,298	72,927,249	—	—
Shares issued through reinvestment of distributions	55,280	1,039,275	406,410	6,812,471
Shares redeemed	(2,160,333)	(42,699,628)	(4,700,882)	(71,818,699)
Net increase (decrease)	2,110,857	$38,740,594	(3,979,122)	($60,033,092 )
Institutional Class
Shares sold	1,149,543	$22,515,045	1,634,242	$24,994,055
Shares issued in reorganization[2]	1,085,102	20,557,705	—	—
Shares issued through reinvestment of distributions	41,906	787,002	357,630	5,969,516
Shares redeemed	(1,497,538)	(29,598,799)	(10,110,746)	(154,538,206)
Net increase (decrease)	779,013	$14,260,953	(8,118,874)	($123,574,635 )

1	See Note 1-B regarding the reorganization.
2	See Note 1-A regarding the reorganization.
4.
INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Matthews, a registered investment advisor under the Investment Advisors Act of 1940, as amended, provides the Funds with investment management services. Pursuant to the prior Investment Advisory Agreement dated August 13, 2004, as amended (the “Prior Advisory Agreement”) and the current Investment Advisory Agreement dated February 1, 2016, as amended (the “Current Advisory Agreement,” and together with the Prior Advisory Agreement, the “Advisory Agreement”), the Funds pay Matthews (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Under the Advisory Agreement each of the Funds, other than Matthews Emerging Markets Small Companies Fund and Matthews China innovators Fund (the “Family-Priced Funds”), pays Matthews 0.75% of their aggregate average daily net assets up to $2 billion, 0.6834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.65% of their aggregate average daily net assets over $5 billion up to $25 billion, 0.64% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.63% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.62% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.61% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.60% of their aggregate average daily net assets over $45 billion. Effective January 1, 2024, each of the Matthews Emerging Markets Small Companies Fund and the Matthews China innovators Fund pays Matthews a fee equal to 0.85% of its average daily net assets. Each Fund pays Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Fund’s average daily net asset value for the month.
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Notes to Financial Statements (unaudited)  (continued)
Pursuant to a fee waiver letter agreement, effective as of September 1, 2014, between the Trust, on behalf of the Family-Priced Funds, and Matthews (as amended from time to time, the “Fee Waiver Agreement”), for each Family-Priced Fund, Matthews has agreed to waive a portion of the fee payable under the Advisory Agreement and a portion of the fee payable under the Administration and Shareholder Services Agreement, if any Family-Priced Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of a Family-Priced Fund that are over $3 billion, the fee rates that otherwise would be applied for calculating fees payable under the Advisory Agreement and the Administration and Shareholder Services Agreement for such Family-Priced Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%.
Investment advisory fees charged, waived fees and reimbursed additional expenses for the six-month period ended June 30, 2026, were as follows:
	Gross Advisory Fees	Advisory Fees Waived and Expenses Waived or Reimbursed in Excess of the Expense Limitation	Net Advisory Fee/ (Net Reimbursement)
Matthews Emerging Markets Equity Fund	$1,052,794	($186,288 )	$866,506
Matthews Emerging Markets Sustainable Future Fund	1,031,518	(1,029)	1,030,489
Matthews Emerging Markets Small Companies Fund	1,817,592	(271,145)	1,546,447
Matthews Asia Growth Fund	874,414	(2,130)	872,284
Matthews Pacific Tiger Fund	2,875,043	—	2,875,043
Matthews Asia Innovators Fund	1,428,305	—	1,428,305
Matthews China Fund	1,447,463	—	1,447,463
Matthews China Innovators Fund	352,396	(93,596)	258,800
Matthews India Fund	1,984,674	—	1,984,674
Matthews Japan Fund	2,622,706	—	2,622,706
Matthews Asia Dividend Fund	2,422,054	—	2,422,054
Under a written agreement between the Funds and Matthews (the “Operating Expense Agreement”), Matthews agrees to waive fees and reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For all Funds, except the Matthews Emerging Markets Equity Fund, the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.20% for the Institutional Class. For the Matthews Emerging Markets Equity Fund, this level is 0.90% for the Institutional Class. For the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.15% for the Institutional Class. Matthews agrees to reduce the expense ratio for the Investor Class by waiving an equal amount of non-class specific expenses (e.g., custody fees) as the Institutional Class. Because certain expenses of the Investor Class may be higher than those of the Institutional Class and because class specific expenses may be waived solely for the Institutional Class, total annual Fund expenses for the Investor Class may exceed 1.20% (or 0.90% for the Matthews Emerging Markets Equity Fund, or 1.15% for the Matthews Emerging Markets Sustainable Future Fund and Matthews Emerging Markets Small Companies Fund). In turn, if the expenses of a Fund, fall below the level noted within three years after Matthews has made such a reimbursement, the Fund may reimburse Matthews up to an amount of the recoupment available not to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will continue through April 30, 2027, may be extended for additional periods not exceeding one year, and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.
Waived Fees Subject to Possible Future Recoupment:
On June 30, 2026, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:
	Expiring December 31,
	2026	2027	2028	2029
Matthews Emerging Markets Equity Fund	$53,084	$293,266	$434,637	$186,288
Matthews Emerging Markets Sustainable Future Fund	—	266,556	161,217	1,029
Matthews Emerging Markets Small Companies Fund	597,510	1,016,563	651,469	271,145
Matthews China Innovators Fund	70,718	173,139	127,548	93,596
The Funds have an Administration and Shareholder Services Agreement dated August 13, 2004, as amended (the “Shareholder Services Agreement” or “Services Agreement”), in which the Funds pay an annual administration and shareholder servicing fee to Matthews, as a percentage of the average daily net assets of each Fund in aggregate, computed and prorated on a daily basis. Under the Shareholder Services Agreement, the Funds in the aggregate pay Matthews 0.25% of their aggregate average daily net assets up to $2 billion, 0.1834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.15% of their aggregate average daily net assets over $5 billion up to $7.5 billion, 0.125% of their aggregate average daily net assets over $7.5 billion up to $15 billion, 0.11% of their aggregate average daily net assets over $15 billion up to $22.5 billion, 0.10% of their aggregate average daily net assets over $22.5 billion up to $25 billion, 0.09% of their aggregate average daily net assets over $25 billion up to
61  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
$30 billion, 0.08% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.07% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.06% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.05% of their aggregate average daily net assets over $45 billion.
Administration and shareholder servicing fees charged, for the six-month period ended June 30, 2026, were as follows:
	Gross Administration and Shareholder Servicing Fees	Administration and Shareholder Servicing Fees Waived in Excess of Expense Limitation	Net Administration and Shareholder Servicing Fees
Matthews Emerging Markets Equity Fund	$309,497	$—	$309,497
Matthews Emerging Markets Sustainable Future Fund	303,175	—	303,175
Matthews Emerging Markets Small Companies Fund	448,608	—	448,608
Matthews Asia Growth Fund	256,970	—	256,970
Matthews Pacific Tiger Fund	829,500	—	829,500
Matthews Asia Innovators Fund	419,740	—	419,740
Matthews China Fund	425,737	—	425,737
Matthews China Innovators Fund	86,924	—	86,924
Matthews India Fund	583,973	—	583,973
Matthews Japan Fund	771,310	—	771,310
Matthews Asia Dividend Fund	708,526	—	708,526
In addition to the fees paid to the Funds’ transfer agent, the Funds bear the cost of fees paid to certain service providers or intermediaries, including supermarkets, which provide transfer agency, record-keeping and shareholder servicing to certain shareholders. These fees are referred to as intermediary service fees on the Statements of Assets and Liabilities as well as the Statements of Operations. Additional information concerning these services and fees is contained in the Funds’ prospectus.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ administrator, and in that capacity, performs various administrative and accounting services for each Fund. BNY Mellon also serves as the Funds’ transfer agent, dividend disbursing agent and registrar. Total fees accrued by the Funds for administration and accounting services for the six-month period ended June 30, 2026 were as follows:
Administration and Accounting fees
Matthews Emerging Markets Equity Fund	$11,807
Matthews Emerging Markets Sustainable Future Fund	11,568
Matthews Emerging Markets Small Companies Fund	17,107
Matthews Asia Growth Fund	9,807
Matthews Pacific Tiger Fund	31,555
Matthews Asia Innovators Fund	16,019
Matthews China Fund	16,231
Matthews China Innovators Fund	3,317
Matthews India Fund	22,253
Matthews Japan Fund	29,410
Matthews Asia Dividend Fund	26,965
As of June 30, 2026, Matthews and its affiliates held no significant shares in the Funds.
Certain officers and Trustees of the Funds are also officers and directors of Matthews. All officers serve without compensation from the Funds. The Funds paid the Independent Trustees $493,817 in aggregate for regular compensation during the six-month period ended June 30, 2026.
5.
INVESTMENTS
The value of investment transactions made for affiliated and unaffiliated holdings for the six-month period ended June 30, 2026 were as follows:
	Unaffiliated Purchases	Proceeds from Unaffiliated Sales
Matthews Emerging Markets Equity Fund	$93,266,351	$102,690,691
Matthews Emerging Markets Sustainable Future Fund	54,584,732	64,706,384
Matthews Emerging Markets Small Companies Fund	99,450,365	201,865,467
Matthews Asia Growth Fund	201,060,178	249,520,675
Matthews Pacific Tiger Fund	542,852,846	661,719,269
matthewsasia.com | 800.789.ASIA  62

Notes to Financial Statements (unaudited)  (continued)
	Unaffiliated Purchases	Proceeds from Unaffiliated Sales
Matthews Asia Innovators Fund	$364,370,306	$417,987,095
Matthews China Fund	184,979,805	222,393,705
Matthews China Innovators Fund	74,352,028	78,026,396
Matthews India Fund	145,324,413	312,618,497
Matthews Japan Fund	450,157,819	538,889,230
Matthews Asia Dividend Fund	75,182,797	129,699,970
6.
SEGMENT REPORTING
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The Funds’ President, Treasurer and Vice President, who serve as the Chief Executive Officer, Vice President of Accounting and Operations, and Chief Investment Officer of the investment advisor, Matthews International Capital Management, LLC, respectively, act as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
7.
INCOME TAX INFORMATION
It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six-month period ended June 30, 2026. Therefore, no federal income tax provision is required.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2025:
Late Year Losses*
Matthews Emerging Markets Equity Fund	($518,589 )

*	As permitted by the Internal Revenue Service, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.
As of December 31, 2025, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
Amount With No Expiration
	Long-term Losses	Short-term Losses	Total
Matthews Emerging Markets Equity Fund*	(12,839,459)	(9,673,798)	(22,513,257)
Matthews Emerging Markets Sustainable Future Fund	—	(7,104,090)	(7,104,090)
Matthews Emerging Markets Small Companies Fund**	(1,166,569)	(78,337,163)	(79,503,732)
Matthews Asia Growth Fund	(113,516,302)	(23,981,275)	(137,497,577)
Matthews Pacific Tiger Fund	(4,598,667)	—	(4,598,667)
Matthews Asia Innovators Fund	(127,529,287)	(191,860,180)	(319,389,467)
Matthews China Fund	(110,972,459)	(262,999,687)	(373,972,146)
Matthews China Innovators Fund	(59,035,461)	(98,517,491)	(157,552,952)
Matthews Japan Fund	(7,820,730)	—	(7,820,730)
Matthews Asia Dividend Fund	(312,179,906)	(7,040,125)	(319,220,031)

*	Includes $(5,418,092), which may be carried over to offset future capital gains, subject to certain limitations and includes $(17,095,165) from the acquired Matthews Asian Growth and Income Fund.
**	Includes $(78,337,163) from the acquired Matthews Emerging Asia Fund, which may be carried over to offset future capital gains, subject to certain limitations.
63  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
As of June 30, 2026, the tax cost of investments, including derivatives, and the related net unrealized appreciation and depreciation were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Matthews Emerging Markets Equity Fund	$220,027,795	$130,146,914	($18,871,286 )	$111,275,628
Matthews Emerging Markets Sustainable Future Fund	211,334,008	142,956,602	(25,488,689)	117,467,913
Matthews Emerging Markets Small Companies Fund	331,782,298	151,974,888	(48,413,800)	103,561,088
Matthews Asia Growth Fund	183,813,308	98,155,790	(8,244,756)	89,911,034
Matthews Pacific Tiger Fund	557,188,465	303,861,735	(28,089,418)	275,772,317
Matthews Asia Innovators Fund	308,562,360	176,682,777	(15,063,772)	161,619,005
Matthews China Fund	408,176,894	96,189,244	(111,151,671)	(14,962,427)
Matthews China Innovators Fund	62,936,817	40,400,103	(2,403,022)	37,997,081
Matthews India Fund	454,573,415	80,364,571	(31,794,356)	48,570,215
Matthews Japan Fund	586,530,550	181,851,978	(26,016,227)	155,835,751
Matthews Asia Dividend Fund	486,415,198	226,681,995	(39,977,975)	186,704,020
8.
REORGANIZATION FEES
On February 26, 2026, the Board of Trustees approved calling a special meeting of the shareholders of the Matthews Asia Growth Fund (the “Target Fund”) to vote on the proposed reorganization (the “Reorganization”) of the Target Fund into the Matthews Asia Innovators Fund (the “Acquiring Fund”). As of June 30, 2026, the Target Fund, the Acquiring Fund and Matthews International Capital Management, LLC each incurred $92,667 in expenses related to the Reorganization.
9.
SUBSEQUENT  EVENTS
Subsequent to period end, shareholders approved a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of each Fund, and Matthews. The New Advisory Agreement became effective on July 7, 2026, upon the completion of Matthews’ ownership transaction, and has the same terms (other than commencement and termination dates) as the prior investment advisory agreement.
In connection with the New Advisory Agreement, a new operating expenses agreement also became effective on July 7, 2026. This agreement is unchanged from the prior agreement, except for commencement and terminations dates and lowered expense limitations for Institutional Class shares of the Matthews Asia Dividend Fund from 1.20% to 1.01% and Institutional Class shares of the Matthews Emerging Markets Small Companies Fund from 1.15% to 1.11%.
On July 7, 2026, Matthews China Innovators Fund shareholders approved a change in the Fund’s sub-classification under the 1940 Act from “diversified” to “non-diversified.” This change became effective on July 24, 2026.
On August 17,2026, Matthews Asia Innovators Fund shareholders approved a change in the Fund’s sub-classification under the 1940 Act from “diversified” to “non-diversified.” This change became effective on August 24, 2026.
On August 19, 2026, Matthews Asia Growth Fund shareholders approved the reorganization of the Fund into the Matthews Asia Innovators Fund. The reorganization is expected to be completed on or around September 29, 2026.
matthewsasia.com | 800.789.ASIA  64

Matthews Asia Funds
...

INVESTMENT ADVISOR
Matthews International Capital Management, LLC
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
800.789.ASIA

ACCOUNT SERVICES
Matthews Asia Funds
P.O. Box 534475
Pittsburgh, PA 15253-4475
800.789.ASIA

ADMINISTRATOR &
TRANSFER AGENT
BNY Mellon
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

LEGAL COUNSEL
Paul Hastings LLP
101 California Street, 48th Floor
San Francisco, CA 94111
P.O. Box 534475 | Pittsburgh, PA 15253-4475 | matthewsasia.com | 800.789.ASIA (2742)
Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine
Matthews Asia Funds are distributed in Latin America by Picton S. A.
N-CSR-MF-0626

Matthews Asia Active ETFs | Financial Statements and Other Information
June 30, 2026 |  matthewsasia.com

Matthews Emerging Markets Equity Active ETF (MEM)
Matthews Emerging Markets ex China Active ETF (MEMX)
Matthews Emerging Markets Sustainable Future Active ETF (EMSF)
Matthews Emerging Markets Discovery Active ETF (MEMS)*
Matthews Pacific Tiger Active ETF (ASIA)
Matthews Asia Innovators Active ETF (MINV)
Matthews China Active ETF (MCH)
Matthews China Innovators Active ETF (MCHS)*
(formerly known as Matthews China Discovery Active ETF)
Matthews India Active ETF (INDE)
Matthews Japan Active ETF (JPAN)
Matthews Korea Active ETF (MKOR)
Matthews Asia Dividend Active ETF (ADVE)

'26

Listed on the NYSE Arca
*Listed on NASDAQ

Matthews Emerging Markets Equity Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 94.8%
	Shares	Value
South Korea: 30.9%
Samsung Electronics Co., Ltd.	17,294	$3,728,262
SK Square Co., Ltd.	2,440	2,672,613
SK Hynix, Inc.	1,450	2,480,152
Samsung Electro-Mechanics Co., Ltd.	1,250	1,762,086
Korea Investment Holdings Co., Ltd.	8,414	1,200,216
Samsung Fire & Marine Insurance Co., Ltd.	2,890	1,152,792
HD Hyundai Electric Co., Ltd.	1,221	766,031
HD Hyundai Heavy Industries Co., Ltd.	1,470	561,699
KB Financial Group, Inc.	5,412	555,417
Hana Financial Group, Inc.	6,644	491,449
Hyundai Motor Co.	1,315	420,141
Hanwha Aerospace Co., Ltd.	630	404,602
Hyundai Rotem Co., Ltd.	2,939	328,179
NAVER Corp.	2,517	323,296
Classys, Inc.	5,987	180,078
Samsung Biologics Co., Ltd.[b,c,d]	162	145,448
Total South Korea		17,172,461

Taiwan: 24.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	109,000	8,246,041
Elite Material Co., Ltd.	7,000	1,184,374
MediaTek, Inc.	8,000	1,066,030
Delta Electronics, Inc.	14,000	856,968
United Microelectronics Corp. ADR	30,553	831,347
CTBC Financial Holding Co., Ltd.	243,000	541,585
Hon Hai Precision Industry Co., Ltd.	62,000	488,503
WNC Corp.	32,000	260,669
Total Taiwan		13,475,517

China/Hong Kong: 17.8%
Tencent Holdings, Ltd.	24,500	1,342,774
Alibaba Group Holding, Ltd.	108,200	1,281,090
Contemporary Amperex Technology Co., Ltd. A Shares	17,400	1,007,421
China Construction Bank Corp. H Shares	934,000	961,149
Yum China Holdings, Inc.	12,445	508,627
Zijin Mining Group Co., Ltd. H Shares	138,000	482,170
Hongfa Technology Co., Ltd. A Shares	85,600	434,936
JD.com, Inc. Class A	33,450	423,348
Ping An Insurance Group Co. of China, Ltd. H Shares	64,000	416,626
China Merchants Bank Co., Ltd. A Shares	77,300	404,265
PetroChina Co., Ltd. H Shares	360,000	389,286
Cambricon Technologies Corp., Ltd. A Shares	1,623	381,493
China International Capital Corp., Ltd. H Shares[b,d]	134,400	359,906
Luckin Coffee, Inc. ADR[c]	12,960	358,603
China Merchants Bank Co., Ltd. H Shares	50,500	289,269
CMOC Group, Ltd. H Shares	135,000	261,322
Baidu, Inc. ADR[c]	2,025	231,437
Zijin Gold International Co., Ltd.	12,600	142,195
Meituan Class Bb,c,d	16,000	139,759
Montage Technology Co., Ltd. H Shares[c]	1,700	100,716
Total China/Hong Kong		9,916,392

Brazil: 6.3%
Itau Unibanco Holding SA ADR	158,742	1,296,922
Vale SA ADR	33,646	506,036
Petroleo Brasileiro SA - Petrobras ADR	30,313	489,858
NU Holdings, Ltd. Class Ac	31,882	425,943
XP, Inc. Class A	24,843	403,947

	Shares	Value
B3 SA - Brasil Bolsa Balcao	130,100	$365,219
Total Brazil		3,487,925

India: 4.3%
Thermax, Ltd.	10,962	597,498
HDFC Bank, Ltd. ADR	18,034	465,818
Bajaj Finance, Ltd.	37,579	398,880
Max Financial Services, Ltd.[c]	20,673	345,938
Shriram Finance, Ltd.	25,520	280,964
Reliance Industries, Ltd.	13,203	180,473
ICICI Bank, Ltd. ADR	3,770	109,443
Total India		2,379,014

South Africa: 2.6%
Valterra Platinum, Ltd.	7,636	515,465
Capitec Bank Holdings, Ltd.	1,594	461,971
Shoprite Holdings, Ltd.	25,285	455,099
Total South Africa		1,432,535

Chile: 2.0%
Antofagasta PLC	22,217	1,126,424
Total Chile		1,126,424

Peru: 2.0%
Credicorp, Ltd.	1,447	563,722
Cia de Minas Buenaventura SAA ADR	19,127	560,230
Total Peru		1,123,952

Mexico: 1.7%
Grupo Financiero Banorte SAB de CV Class O	47,660	503,418
Fomento Economico Mexicano SAB de CV ADR	3,563	455,708
Total Mexico		959,126

United States: 0.9%
Freeport-McMoRan, Inc.	7,493	471,235
Total United States		471,235

Singapore: 0.6%
Singapore Telecommunications, Ltd.	100,000	340,949
Total Singapore		340,949

Thailand: 0.5%
CP ALL Public Co., Ltd.	196,200	276,105
Total Thailand		276,105

Philippines: 0.5%
Bank of the Philippine Islands	172,990	270,605
Total Philippines		270,605

Vietnam: 0.5%
Military Commercial Joint Stock Bank	282,297	270,372
Total Vietnam		270,372

TOTAL COMMON EQUITIES		52,702,612
(Cost $35,762,617)

Matthews Emerging Markets Equity Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
PREFERRED EQUITIES: 0.0%
	Shares	Value
India: 0.0%
TVS Motor Co., Ltd., Pfd.[c]	38,894	$4,252
Total India		4,252

TOTAL PREFERRED EQUITIES		4,252
(Cost $0)

SHORT-TERM INVESTMENTS: 5.1%

Money Market Funds: 5.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[e]	2,866,270	2,866,270
(Cost $2,866,270)

Total Investments: 99.9%		55,573,134
(Cost $38,628,887)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		33,448
Net Assets: 100.0%		$55,606,582

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $645,113, which is 1.16% of net assets.

c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of June 30, 2026.
ADR	American Depositary Receipt
Pfd.	Preferred
See accompanying notes to financial statements.

Matthews Emerging Markets ex China Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.8%
	Shares	Value
South Korea: 30.7%
Samsung Electronics Co., Ltd.	25,203	$5,433,294
SK Hynix, Inc.	1,562	2,671,723
SK Square Co., Ltd.	1,568	1,717,483
PSK, Inc.	5,445	689,191
Hyundai Motor Co.	1,943	620,787
SK, Inc.	1,096	589,985
KB Financial Group, Inc.	5,025	515,701
Hyundai Mobis Co., Ltd.	1,595	514,748
HD Hyundai Electric Co., Ltd.	775	486,219
NAVER Corp.	3,055	392,400
Hana Financial Group, Inc.	5,193	384,120
Hanwha Aerospace Co., Ltd.	588	377,629
Hanwha Engine[b]	10,990	361,770
Hugel, Inc.[b]	1,994	339,777
HD Hyundai Heavy Industries Co., Ltd.	511	195,257
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	600	135,545
Total South Korea		15,425,629

Taiwan: 28.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,905	5,207,901
MediaTek, Inc.	12,000	1,599,046
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	1,361,731
Accton Technology Corp.	13,000	1,018,159
Elite Material Co., Ltd.	6,000	1,015,177
ASE Technology Holding Co., Ltd.	47,000	1,003,249
Hon Hai Precision Industry Co., Ltd.	92,000	724,876
Delta Electronics, Inc.	11,000	673,332
Quanta Computer, Inc.	42,000	485,176
Poya International Co., Ltd.	21,270	445,344
AURAS Technology Co., Ltd.	13,000	412,161
E Ink Holdings, Inc.	44,000	296,266
Total Taiwan		14,242,418

India: 10.0%
ICICI Bank, Ltd. ADR	18,423	534,820
Apollo Hospitals Enterprise, Ltd.	5,446	499,501
Mahindra & Mahindra, Ltd.	14,642	474,688
PB Fintech, Ltd.[b]	26,279	452,129
Shriram Finance, Ltd.	40,320	443,905
HDFC Bank, Ltd. ADR	16,218	418,911
Eternal, Ltd.[b]	149,170	416,976
Phoenix Mills, Ltd.	20,116	414,098
Bharti Airtel, Ltd.	19,980	390,909
360 ONE WAM, Ltd.	30,967	351,549
SBI Life Insurance Co., Ltd.[c,d]	17,672	329,642
Reliance Industries, Ltd.	21,323	291,466
Total India		5,018,594

Brazil: 6.0%
Petroleo Brasileiro SA - Petrobras ADR	40,357	652,169
NU Holdings, Ltd. Class Ab	36,713	490,486
Itau Unibanco Holding SA ADR	52,525	429,129
B3 SA - Brasil Bolsa Balcao	147,000	412,661
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	71,494	409,409
Localiza Rent a Car SA	41,100	329,851
Vivara Participacoes SA	68,000	300,590
Total Brazil		3,024,295

	Shares	Value

South Africa: 2.6%
Discovery, Ltd.	32,380	$522,012
Capitec Bank Holdings, Ltd.	1,786	517,616
Shoprite Holdings, Ltd.	15,784	284,093
Total South Africa		1,323,721

Vietnam: 2.5%
Asia Commercial Bank JSC	619,398	533,203
Mobile World Investment Corp.	119,600	355,007
Vietnam Technological & Commercial Joint Stock Bank	275,300	350,514
Total Vietnam		1,238,724

Peru: 2.3%
Cia de Minas Buenaventura SAA ADR	22,017	644,878
Credicorp, Ltd.	1,268	493,987
Total Peru		1,138,865

Philippines: 2.0%
International Container Terminal Services, Inc.	40,590	588,644
BDO Unibank, Inc.	215,420	415,957
Total Philippines		1,004,601

Thailand: 1.8%
Krungthai Card Public Co., Ltd.	490,500	490,935
CP ALL Public Co., Ltd.	287,300	404,307
Total Thailand		895,242

Malaysia: 1.5%
IHH Healthcare BHD	191,400	394,300
CIMB Group Holdings BHD	191,300	347,648
Total Malaysia		741,948

United States: 1.4%
Freeport-McMoRan, Inc.	11,346	713,550
Total United States		713,550

Indonesia: 1.2%
PT Bank Central Asia Tbk	988,100	306,709
PT Astra International Tbk	1,166,300	294,836
Total Indonesia		601,545

Greece: 1.0%
Piraeus Bank SA	50,172	521,303
Total Greece		521,303

Poland: 0.9%
Powszechna Kasa Oszczednosci Bank Polski SA	16,900	463,723
Total Poland		463,723

Singapore: 0.9%
iFAST Corp., Ltd.	34,700	236,887
DFI Retail Group Holdings, Ltd.	56,110	212,657
Total Singapore		449,544

Mexico: 0.7%
Grupo Financiero Banorte SAB de CV Class O	18,039	190,541

Matthews Emerging Markets ex China Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Gentera SAB de CV	76,045	$164,939
Total Mexico		355,480

TOTAL COMMON EQUITIES		47,159,182
(Cost $29,538,304)

SHORT-TERM INVESTMENTS: 6.2%

Money Market Funds: 6.2%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[e]	3,142,883	3,142,883
(Cost $3,142,883)

Total Investments: 100.0%		50,302,065
(Cost $32,681,187)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.0%)		(1,434)
Net Assets: 100.0%		$50,300,631

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $329,642, which is 0.66% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of June 30, 2026.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
See accompanying notes to financial statements.

Matthews Emerging Markets Sustainable Future Active ETFJune 30, 2026
Schedule of Investments (unaudited)

COMMON EQUITIES: 96.2%
	Shares	Value
South Korea: 24.8%
SK Square Co., Ltd.	3,937	$4,312,327
Samsung Electronics Co., Ltd.	17,227	3,713,818
Eugene Technology Co., Ltd.	18,181	2,179,185
HD Hyundai Electric Co., Ltd.	1,914	1,200,806
Samsung SDI Co., Ltd.[a]	1,600	502,937
Total South Korea		11,909,073

Taiwan: 20.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	54,000	4,085,195
Elite Material Co., Ltd.	14,000	2,368,747
Delta Electronics, Inc.	15,000	918,180
Poya International Co., Ltd.	41,421	867,258
AURAS Technology Co., Ltd.	19,000	602,389
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,051	501,926
M31 Technology Corp.	16,800	251,026
Andes Technology Corp.[a]	40,000	247,359
Total Taiwan		9,842,080

India: 16.9%
Bandhan Bank, Ltd.[b,c]	873,151	1,883,397
Marico, Ltd.	157,507	1,391,475
Indus Towers, Ltd.[a]	186,059	769,916
Lenskart Solutions, Ltd.[a]	120,508	655,572
Phoenix Mills, Ltd.	31,473	647,888
Swiggy, Ltd.[a]	210,994	533,510
NTPC Green Energy, Ltd.[a]	488,707	493,050
Mahindra & Mahindra, Ltd.	14,252	462,044
Shriram Finance, Ltd.	38,830	427,501
HDFC Asset Management Co., Ltd.[b,c]	13,303	372,871
Inox Wind, Ltd.[a]	313,332	298,308
UNO Minda, Ltd.	17,292	198,716
Total India		8,134,248

China/Hong Kong: 14.2%
Lam Research Corp.	2,536	1,098,925
Legend Biotech Corp. ADR[a]	35,976	1,038,987
Contemporary Amperex Technology Co., Ltd. A Shares	17,600	1,019,001
Advanced Micro-Fabrication Equipment, Inc. China A Shares	9,774	674,590
Alibaba Group Holding, Ltd.	45,700	541,089
JD Health International, Inc.[a,b,c]	113,650	475,930
Wuxi Biologics Cayman, Inc.[a,b,c]	94,500	416,945
Silergy Corp.	18,000	337,890
NARI Technology Co., Ltd. A Shares	94,500	318,109
Meituan Class Ba,b,c	21,200	185,181
Full Truck Alliance Co., Ltd. ADR	21,880	177,666
Flat Glass Group Co., Ltd. H Shares	199,000	162,406
BYD Co., Ltd. H Shares	14,800	136,732
Hong Kong Exchanges & Clearing, Ltd.	2,700	124,980
Medlive Technology Co., Ltd.[b,c]	124,000	107,681
Total China/Hong Kong		6,816,112

United States: 5.9%
Micron Technology, Inc.	2,472	2,853,405
Total United States		2,853,405

	Shares	Value

Brazil: 3.3%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	85,307	$488,509
B3 SA - Brasil Bolsa Balcao	168,600	473,296
NU Holdings, Ltd. Class Aa	25,273	337,647
YDUQS Participacoes SA	157,200	269,697
Total Brazil		1,569,149

Turkey: 2.7%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	145,045	859,597
Akbank TAS	247,769	408,917
Total Turkey		1,268,514

Greece: 1.7%
Piraeus Bank SA	79,623	827,308
Total Greece		827,308

Poland: 1.5%
InPost SAa	39,850	702,088
Total Poland		702,088

Romania: 1.4%
Banca Transilvania SA	80,162	678,790
Total Romania		678,790

Hungary: 1.1%
OTP Bank Nyrt	3,644	537,856
Total Hungary		537,856

Argentina: 0.8%
Grupo Financiero Galicia SA ADR	8,003	400,390
Total Argentina		400,390

Saudi Arabia: 0.7%
Saudi Tadawul Group Holding Co.	8,847	311,524
Total Saudi Arabia		311,524

Indonesia: 0.3%
PT Bank Rakyat Indonesia Persero Tbk	1,060,500	161,922
Total Indonesia		161,922

Jordan: 0.2%
Hikma Pharmaceuticals PLC	5,347	107,872
Total Jordan		107,872

Vietnam: 0.2%
Nam Long Investment Corp.	74,734	74,275
Total Vietnam		74,275

TOTAL COMMON EQUITIES		46,194,606
(Cost $25,983,186)

Matthews Emerging Markets Sustainable Future Active ETFJune 30, 2026
Schedule of Investments (unaudited) (continued)
PREFERRED EQUITIES: 0.5%
	Shares	Value
South Korea: 0.5%
Samsung SDI Co., Ltd., Pfd.[a]	1,575	$224,666
Total South Korea		224,666

TOTAL PREFERRED EQUITIES		224,666
(Cost $185,985)

SHORT-TERM INVESTMENTS: 3.5%

Money Market Funds: 3.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[d]	1,695,699	1,695,699
(Cost $1,695,699)

Total Investments: 100.2%		48,114,971
(Cost $27,864,870)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.2%)		(81,365)
Net Assets: 100.0%		$48,033,606

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $3,442,005, which is 7.17% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of June 30, 2026.
ADR	American Depositary Receipt
Pfd.	Preferred
See accompanying notes to financial statements.

Matthews Emerging Markets Discovery Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.8%
	Shares	Value
Taiwan: 23.4%
Elite Material Co., Ltd.	5,000	$845,981
Gold Circuit Electronics, Ltd.	17,000	640,372
ASPEED Technology, Inc.	1,000	517,791
Yageo Corp.[b]	13,000	469,863
Poya International Co., Ltd.	19,250	403,050
AURAS Technology Co., Ltd.	11,000	348,751
Formosa Sumco Technology Corp.[b]	29,000	334,675
Acter Group Corp., Ltd.	8,000	323,953
Fortune Electric Co., Ltd.	11,800	287,439
M31 Technology Corp.	18,600	277,921
AP Memory Technology Corp.	8,000	250,624
WNC Corp.	30,000	244,377
Airtac International Group	5,000	209,533
Phison Electronics Corp.	2,000	149,734
Total Taiwan		5,304,064

India: 21.6%
Bandhan Bank, Ltd.[c,d]	430,193	927,931
Cartrade Tech, Ltd.[e]	21,582	613,998
Radico Khaitan, Ltd.	12,551	523,142
Bharti Hexacom, Ltd.	24,780	388,223
Phoenix Mills, Ltd.	18,263	375,953
Netweb Technologies India, Ltd.	6,028	288,999
Avalon Technologies, Ltd.[c,d,e]	12,537	238,651
Shriram Finance, Ltd.	20,173	222,096
PB Fintech, Ltd.[e]	12,002	206,494
UNO Minda, Ltd.	17,711	203,531
GE Vernova T&D India, Ltd.	3,890	203,174
Action Construction Equipment, Ltd.	16,162	174,837
BlackBuck, Ltd.[e]	29,859	167,435
Rainbow Children’s Medicare, Ltd.	11,167	166,835
Amber Enterprises India, Ltd.[e]	1,167	92,834
Niva Bupa Health Insurance Co., Ltd.[e]	78,273	69,931
Senco Gold, Ltd.	5,213	18,185
Total India		4,882,249

China/Hong Kong: 13.3%
Legend Biotech Corp. ADR[e]	25,297	730,577
ASMPT, Ltd.	14,900	453,723
Silergy Corp.	12,000	225,260
Full Truck Alliance Co., Ltd. ADR	26,479	215,009
Neway Valve Suzhou Co., Ltd. A Shares	25,800	191,182
Hongfa Technology Co., Ltd. A Shares	33,640	170,926
Kingsoft Cloud Holdings, Ltd. ADR[e]	18,365	166,203
Atour Lifestyle Holdings, Ltd. ADR	5,183	164,819
Minth Group, Ltd.	43,500	146,552
Centre Testing International Group Co., Ltd. A Shares	60,300	123,123
Centre Testing International Group Co., Ltd. A Shares	58,200	118,881
China Conch Venture Holdings, Ltd.	79,000	109,604
Ever Sunshine Services Group, Ltd.[d]	358,000	75,325
Shanghai MicroPort MedBot Group Co., Ltd. H Shares[e]	23,500	68,744
Hongfa Technology Co., Ltd. A Shares	11,400	57,946
Total China/Hong Kong		3,017,874

South Korea: 13.1%
Eugene Technology Co., Ltd.	7,581	908,663
Hugel, Inc.[e]	4,164	709,544

	Shares	Value
HD Hyundai Co., Ltd.	3,236	$416,693
PSK, Inc.	2,516	318,458
KIWOOM Securities Co., Ltd.	1,002	221,833
Hanwha Engine[e]	5,675	186,810
SNT Dynamics Co., Ltd.	5,044	114,111
BGF Retail Co., Ltd.	1,283	95,896
Total South Korea		2,972,008

Brazil: 3.7%
Vivara Participacoes SA	50,400	222,790
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	380,200	206,409
Grupo SBF SA	87,000	173,464
YDUQS Participacoes SA	87,700	150,461
Empreendimentos Pague Menos S/A	109,500	76,371
Total Brazil		829,495

Turkey: 2.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	92,305	547,038
Total Turkey		547,038

Vietnam: 2.4%
Mobile World Investment Corp.	74,500	221,137
Military Commercial Joint Stock Bank	219,957	210,665
FPT Corp.	37,185	99,211
Total Vietnam		531,013

Greece: 1.5%
Piraeus Bank SA	33,278	345,769
Total Greece		345,769

Chile: 1.3%
Lundin Mining Corp.	12,000	292,314
Total Chile		292,314

Cyprus: 1.2%
Theon International PLC	7,960	271,564
Total Cyprus		271,564

Panama: 1.1%
Bladex, Inc.	4,080	250,798
Total Panama		250,798

South Africa: 1.1%
We Buy Cars Holdings, Ltd.	117,476	244,771
Total South Africa		244,771

Philippines: 1.0%
GT Capital Holdings, Inc.	28,810	227,682
Total Philippines		227,682

Peru: 1.0%
Intercorp Financial Services, Inc.[d]	3,787	215,707
Total Peru		215,707

Matthews Emerging Markets Discovery Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Georgia: 1.0%
TBC Bank Group PLC	3,661	$215,354
Total Georgia		215,354

Mexico: 0.9%
Gentera SAB de CV	97,700	211,908
Total Mexico		211,908

Argentina: 0.9%
Grupo Financiero Galicia SA ADR	3,928	196,518
Total Argentina		196,518

United Kingdom: 0.8%
Baltic Classifieds Group PLC	74,084	184,955
Total United Kingdom		184,955

Saudi Arabia: 0.6%
Saudi Tadawul Group Holding Co.	4,118	145,005
Total Saudi Arabia		145,005

Indonesia: 0.4%
PT Mitra Adiperkasa Tbk	1,059,800	90,391
Total Indonesia		90,391

Bangladesh: 0.1%
BRAC Bank PLC	33,464	17,791
Total Bangladesh		17,791

TOTAL COMMON EQUITIES		20,994,268
(Cost $16,260,112)

SHORT-TERM INVESTMENTS: 7.2%
	Shares	Value
Money Market Funds: 7.2%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[f]	1,623,980	$1,623,980
(Cost $1,623,980)

Total Investments: 100.0%		22,618,248
(Cost $17,884,092)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.0%		4,647
Net Assets: 100.0%		$22,622,895

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $804,538 and 3.56% of net assets.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $1,166,582, which is 5.16% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Non-income producing security.
f	Rate shown is the current yield as of June 30, 2026.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews Pacific Tiger Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.0%
	Shares	Value
Taiwan: 27.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,234	$4,887,451
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	2,420,856
Elite Material Co., Ltd.	8,000	1,353,570
Delta Electronics, Inc.	22,000	1,346,664
Accton Technology Corp.	14,000	1,096,480
MediaTek, Inc.	8,000	1,066,031
Unimicron Technology Corp.	30,000	1,007,644
United Microelectronics Corp.	128,000	660,964
Compeq Manufacturing Co., Ltd.	57,000	416,006
ASE Technology Holding Co., Ltd.	17,000	362,877
Cathay Financial Holding Co., Ltd.	107,000	330,171
Hon Hai Precision Industry Co., Ltd.	29,000	228,493
Universal Microwave Technology, Inc.	5,000	209,533
All Ring Tech Co., Ltd.	4,000	125,312
Total Taiwan		15,512,052

South Korea: 26.1%
Samsung Electronics Co., Ltd.	29,089	6,271,042
SK Hynix, Inc.	1,492	2,551,991
SK Square Co., Ltd.	1,987	2,176,427
KB Financial Group, Inc.	7,949	815,782
HD Hyundai Heavy Industries Co., Ltd.	1,431	546,797
Doosan Enerbility Co., Ltd.[b]	8,476	474,870
Samsung Electro-Mechanics Co., Ltd.	317	446,865
Samsung Fire & Marine Insurance Co., Ltd.	950	378,945
Hyundai Motor Co.	1,083	346,018
NAVER Corp.	2,502	321,370
Samsung C&T Corp.	990	299,371
Total South Korea		14,629,478

China/Hong Kong: 25.4%
NAURA Technology Group Co., Ltd. A Shares	11,200	1,459,498
Tencent Holdings, Ltd.	22,600	1,238,640
China Construction Bank Corp. H Shares	1,171,000	1,205,038
Zhongji Innolight Co., Ltd. A Shares	5,600	1,047,731
Contemporary Amperex Technology Co., Ltd. A Shares	16,700	966,893
Shengyi Technology Co., Ltd. A Shares	37,000	945,168
Industrial & Commercial Bank of China, Ltd. H Shares	923,000	756,803
Alibaba Group Holding, Ltd.	61,340	726,267
WUS Printed Circuit Kunshan Co., Ltd. A Shares	25,100	565,009
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	24,600	552,666
Zijin Mining Group Co., Ltd. H Shares	148,000	517,110
Kingboard Laminates Holdings, Ltd.	40,000	505,735
Cambricon Technologies Corp., Ltd. A Shares	2,133	501,371
AIA Group, Ltd.	53,400	486,535
WuXi AppTec Co., Ltd. H Shares[c,d]	24,300	476,267
Eoptolink Technology, Inc., Ltd. A Shares	5,160	461,420
China Shenhua Energy Co., Ltd. H Shares	72,000	368,353
PetroChina Co., Ltd. H Shares	320,000	346,032
BOE Technology Group Co., Ltd. A Shares	268,300	343,082
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	18,900	299,482
China Resources Land, Ltd.	70,500	269,700
Contemporary Amperex Technology Co., Ltd. H Shares	2,100	187,987
Total China/Hong Kong		14,226,787

	Shares	Value

India: 6.8%
Bharti Airtel, Ltd.	32,144	$628,898
HDFC Bank, Ltd.	51,316	432,581
Bajaj Auto, Ltd.	3,690	378,750
Mahindra & Mahindra, Ltd.	10,152	329,124
Bajaj Finance, Ltd.	28,974	307,543
ICICI Bank, Ltd.	20,236	293,988
Metropolis Healthcare, Ltd.[c,d]	49,420	282,005
Inventurus Knowledge Solutions, Ltd.[b]	15,254	270,631
Cummins India, Ltd.	4,357	260,498
Axis Bank, Ltd.	15,747	223,865
Max Financial Services, Ltd.[b]	12,427	207,951
Sun Pharmaceutical Industries, Ltd.	8,684	170,866
Total India		3,786,700

Singapore: 3.9%
DBS Group Holdings, Ltd.	32,300	1,633,167
Singapore Technologies Engineering, Ltd.	68,100	547,033
Total Singapore		2,180,200

Thailand: 1.0%
Central Pattana Public Co., Ltd.	289,000	582,863
Total Thailand		582,863

Malaysia: 1.0%
CIMB Group Holdings BHD	180,600	328,203
Telekom Malaysia BHD	113,900	207,827
Total Malaysia		536,030

United Kingdom: 0.8%
Standard Chartered PLC	16,200	437,120
Total United Kingdom		437,120

Vietnam: 0.3%
Asia Commercial Bank JSC	204,671	176,189
Total Vietnam		176,189

TOTAL COMMON EQUITIES		52,067,419
(Cost $30,966,053)

RIGHTS: 0.0%

Taiwan: 0.0%
Compeq Manufacturing Co., Ltd. Rights, Expires 07/20/26[b]	1,606	0
Total Taiwan		0

TOTAL RIGHTS		0
(Cost $0)

Matthews Pacific Tiger Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
SHORT-TERM INVESTMENTS: 5.1%
	Shares	Value
Money Market Funds: 5.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[e]	2,823,702	$2,823,702
(Cost $2,823,702)

Total Investments: 98.1%		54,891,121
(Cost $33,789,755)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.9%		1,081,431
Net Assets: 100.0%		$55,972,552

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $758,272, which is 1.35% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of June 30, 2026.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
See accompanying notes to financial statements.

Matthews Asia Innovators Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 88.1%
	Shares	Value
Taiwan: 32.9%
Unimicron Technology Corp.	137,000	$4,601,573
WNC Corp.	524,000	4,268,454
Delta Electronics, Inc.	64,000	3,917,568
Kaori Heat Treatment Co., Ltd.	79,000	3,843,799
Elite Material Co., Ltd.	22,000	3,722,317
Quanta Computer, Inc.	314,000	3,627,266
United Microelectronics Corp. ADR	122,666	3,337,742
MediaTek, Inc.	23,000	3,064,838
Innolux Corp.	1,335,000	2,878,989
Chroma ATE, Inc.	42,000	2,847,770
Accton Technology Corp.	35,000	2,741,199
Taiwan Semiconductor Manufacturing Co., Ltd.	36,000	2,723,463
United Microelectronics Corp.	506,000	2,612,873
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,271	2,517,271
Compeq Manufacturing Co., Ltd.	339,000	2,474,142
Acter Group Corp., Ltd.	59,000	2,389,151
Universal Microwave Technology, Inc.	53,000	2,221,054
Grand Process Technology Corp.	15,000	1,709,227
Hon Precision, Inc.	8,136	1,652,407
Realtek Semiconductor Corp.	47,000	1,189,145
Yageo Corp.[b]	29,000	1,048,157
All Ring Tech Co., Ltd.	21,000	657,888
LandMark Optoelectronics Corp.	9,000	570,684
ASPEED Technology, Inc.	1,000	517,791
Total Taiwan		61,134,768

China/Hong Kong: 24.9%
NAURA Technology Group Co., Ltd. A Shares	35,830	4,669,090
Advanced Micro-Fabrication Equipment, Inc. China A Shares	57,759	3,986,460
Contemporary Amperex Technology Co., Ltd. A Shares	68,800	3,983,366
Tencent Holdings, Ltd.	58,200	3,189,773
Montage Technology Co., Ltd. H Shares[c]	52,900	3,134,045
Grace Fabric Technology Co., Ltd. A Shares	64,400	2,517,273
Acter Technology Integration Group Co., Ltd. A Shares	105,100	2,269,159
Alibaba Group Holding, Ltd.	177,900	2,106,339
Eoptolink Technology, Inc., Ltd. A Shares	22,800	2,038,833
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	83,700	1,880,414
Zhongji Innolight Co., Ltd. A Shares	10,000	1,870,949
Midea Group Co., Ltd. A Shares	156,900	1,745,824
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. H Shares[c]	27,800	1,546,325
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	195,100	1,495,728
Innovent Biologics, Inc.[c,d,e]	144,000	1,461,659
Sieyuan Electric Co., Ltd. A Shares	53,100	1,353,315
Neway Valve Suzhou Co., Ltd. A Shares	181,300	1,343,458
WUS Printed Circuit Kunshan Co., Ltd. A Shares	59,400	1,337,113
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	83,700	1,326,278
Hygon Information Technology Co., Ltd. A Shares	21,238	1,158,579
Luckin Coffee, Inc. ADR[c]	37,319	1,032,617
Universal Scientific Industrial Shanghai Co., Ltd. A Shares	175,300	836,729
Total China/Hong Kong		46,283,326

	Shares	Value

South Korea: 20.8%
Samsung Electronics Co., Ltd.	55,193	$11,898,575
Samsung Electro-Mechanics Co., Ltd.	6,941	9,784,512
SK Hynix, Inc.	5,233	8,950,784
HD Hyundai Electric Co., Ltd.	3,208	2,012,635
Hanwha Aerospace Co., Ltd.	2,760	1,772,542
HD Hyundai Heavy Industries Co., Ltd.	4,558	1,741,649
Samsung C&T Corp.	5,643	1,706,413
Doosan Enerbility Co., Ltd.[c]	14,243	797,968
Total South Korea		38,665,078

India: 7.6%
MTAR Technologies, Ltd.[c,e]	66,516	5,354,869
Delhivery, Ltd.[c]	315,664	1,574,172
Thermax, Ltd.	26,716	1,456,191
Bajaj Finance, Ltd.	126,017	1,337,600
Netweb Technologies India, Ltd.	27,062	1,297,426
Reliance Industries, Ltd.	87,847	1,200,790
Bharti Airtel, Ltd.	51,205	1,001,827
Lenskart Solutions, Ltd.[c]	178,181	969,317
Total India		14,192,192

Japan: 1.9%
Panasonic Holdings Corp.	98,800	2,736,795
Ibiden Co., Ltd.	6,200	908,494
Total Japan		3,645,289

TOTAL COMMON EQUITIES		163,920,653
(Cost $102,964,648)

RIGHTS: 0.0%

Taiwan: 0.0%
Compeq Manufacturing Co., Ltd. Rights, Expires 07/20/26[c]	9,387	0
Total Taiwan		0

TOTAL RIGHTS		0
(Cost $0)
SHORT-TERM INVESTMENTS: 8.6%
Money Market Funds: 8.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[f]	15,947,874	15,947,874
(Cost $15,947,874)

Total Investments: 96.7%		179,868,527
(Cost $118,912,522)
CASH AND OTHER ASSETS, LESS LIABILITIES: 3.3%		6,077,895
Net Assets: 100.0%		$185,946,422

Matthews Asia Innovators Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,048,157 and 0.56% of net assets.
c	Non-income producing security.
d
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $1,461,659, which is 0.79% of net assets.

e	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
f	Rate shown is the current yield as of June 30, 2026.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews China Active ETFJune 30, 2026
Schedule of Investments (unaudited)

COMMON EQUITIES: 98.1%
	Shares	Value
Information Technology: 23.4%
Electronic Equipment, Instruments & Components: 11.6%
Kingboard Holdings, Ltd.	72,000	$1,082,472
Suzhou Dongshan Precision Manufacturing Co., Ltd. A Shares[a]	12,800	494,708
WUS Printed Circuit Kunshan Co., Ltd. A Shares	21,800	490,725
Foxconn Industrial Internet Co., Ltd. A Shares	35,500	377,331
Chaozhou Three-Circle Group Co., Ltd. A Shares	10,200	250,793
		2,696,029
Semiconductors & Semiconductor Equipment: 8.9%
Montage Technology Co., Ltd. A Shares	11,954	545,749
Cambricon Technologies Corp., Ltd. A Shares	2,020	474,810
GigaDevice Semiconductor, Inc. A Shares	3,700	444,240
NAURA Technology Group Co., Ltd. A Shares	3,372	439,413
Xinyi Solar Holdings, Ltd.	612,000	160,764
		2,064,976
Communications Equipment: 2.1%
Suzhou TFC Optical Communication Co., Ltd. A Shares	11,205	499,636
Technology Hardware, Storage & Peripherals: 0.8%
Lenovo Group, Ltd.	64,000	187,870
Total Information Technology		5,448,511

Financials: 21.2%
Capital Markets: 8.4%
China International Capital Corp., Ltd. H Shares[b,c]	270,800	725,167
China Merchants Securities Co., Ltd. H Shares[b,c]	276,000	607,816
CITIC Securities Co., Ltd. H Shares	99,500	345,875
Hithink RoyalFlush Information Network Co., Ltd. A Shares	7,980	283,321
		1,962,179
Insurance: 6.6%
Ping An Insurance Group Co. of China, Ltd. H Shares	97,000	631,449
China Life Insurance Co., Ltd. H Shares	174,000	591,534
New China Life Insurance Co., Ltd. H Shares	53,000	311,023
		1,534,006
Banks: 5.4%
China Merchants Bank Co., Ltd. A Shares	97,900	511,999
China Construction Bank Corp. H Shares	390,000	401,336
Bank of Ningbo Co., Ltd. A Shares	75,200	328,917
		1,242,252
Consumer Finance: 0.8%
Qfin Holdings, Inc. ADR	12,022	190,068
Total Financials		4,928,505

Industrials: 13.3%
Electrical Equipment: 6.8%
Jiangsu Zhongtian Technology Co., Ltd. A Shares	120,100	1,073,611
Contemporary Amperex Technology Co., Ltd. A Shares	8,800	509,500
		1,583,111

	Shares	Value
Machinery: 3.4%
China Yuchai International, Ltd.	6,099	$289,154
Neway Valve Suzhou Co., Ltd. A Shares	36,400	269,729
Yutong Bus Co., Ltd. A Shares	59,700	235,792
		794,675
Professional Services: 1.3%
Kanzhun, Ltd. ADR	23,039	296,512
Air Freight & Logistics: 1.2%
JD Logistics, Inc.[a,b,c]	182,500	273,446
Building Products: 0.6%
MayAir Technology China Co., Ltd. A Shares	8,504	145,700
Total Industrials		3,093,444

Consumer Discretionary: 12.2%
Broadline Retail: 8.4%
Alibaba Group Holding, Ltd.	105,300	1,246,753
JD.com, Inc. Class A	30,450	385,379
PDD Holdings, Inc. ADR[a]	4,299	327,928
		1,960,060
Hotels, Restaurants & Leisure: 2.7%
Meituan Class Ba,b,c	71,410	623,764
Automobile Components: 1.1%
Minth Group, Ltd.	75,000	252,676
Total Consumer Discretionary		2,836,500

Communication Services: 12.0%
Interactive Media & Services: 12.0%
Tencent Holdings, Ltd.	51,200	2,806,123
Total Communication Services		2,806,123

Materials: 8.3%
Metals & Mining: 6.3%
Zijin Mining Group Co., Ltd. A Shares	133,700	495,171
JCHX Mining Management Co., Ltd. A Shares	36,500	317,412
CMOC Group, Ltd. A Shares	112,400	290,604
CMOC Group, Ltd. H Shares	129,000	249,708
Zijin Gold International Co., Ltd.	9,600	108,339
		1,461,234
Chemicals: 2.0%
Dongyue Group, Ltd.	88,000	214,107
Ganfeng Lithium Group Co., Ltd. A Shares	17,700	170,533
Wanhua Chemical Group Co., Ltd. A Shares	8,500	85,664
		470,304
Total Materials		1,931,538

Health Care: 5.2%
Life Sciences Tools & Services: 2.7%
WuXi AppTec Co., Ltd. A Shares	27,700	508,092
Genscript Biotech Corp.[a]	76,000	118,525
		626,617
Biotechnology: 1.7%
Innovent Biologics, Inc.[a,b,c]	38,000	385,715

Matthews China Active ETFJune 30, 2026
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Pharmaceuticals: 0.8%
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	25,800	$197,795
Total Health Care		1,210,127

Real Estate: 2.5%
Real Estate Management & Development: 2.5%
China Resources Land, Ltd.	57,000	218,055
Longfor Group Holdings, Ltd.[b,c]	218,000	166,237
Yuexiu Property Co., Ltd.	289,000	123,088
China Overseas Grand Oceans Group, Ltd.	155,000	44,076
CIFI Holdings Group Co., Ltd.[a]	3,720,000	20,872
Times China Holdings, Ltd.[a]	1,260,000	4,981
Total Real Estate		577,309

TOTAL COMMON EQUITIES		22,832,057
(Cost $20,617,909)
SHORT-TERM INVESTMENTS: 1.6%
Money Market Funds: 1.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[d]	376,808	376,808
(Cost $376,808)

Total Investments: 99.7%		23,208,865
(Cost $20,994,717)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		79,851
Net Assets: 100.0%		$23,288,716

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $2,782,145, which is 11.95% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of June 30, 2026.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews China Innovators Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 94.6%
	Shares	Value
Information Technology: 49.9%
Semiconductors & Semiconductor Equipment: 22.7%
Beijing Huafeng Test & Control Technology Co., Ltd. A Shares	16,823	$1,301,379
Advanced Micro-Fabrication Equipment, Inc. China A Shares	18,420	1,271,327
ASMPT, Ltd.	33,000	1,004,890
Wuxi NCE Power Co., Ltd. A Shares	36,700	536,010
Montage Technology Co., Ltd. H Shares[b]	9,000	533,202
ACM Research, Inc. Class Ab	2,847	361,256
Realtek Semiconductor Corp.	6,000	151,806
Hygon Information Technology Co., Ltd. A Shares	2,639	143,963
MediaTek, Inc.	1,000	133,254
Grand Process Technology Corp.	1,000	113,949
Kinsus Interconnect Technology Corp.[c]	4,000	112,995
		5,664,031
Electronic Equipment, Instruments & Components: 20.7%
Kingboard Laminates Holdings, Ltd.	115,000	1,453,989
Wasion Holdings, Ltd.	298,000	753,925
Universal Scientific Industrial Shanghai Co., Ltd. A Shares	142,900	682,080
WUS Printed Circuit Kunshan Co., Ltd. A Shares	27,100	610,030
Innolux Corp.	176,000	379,552
Universal Microwave Technology, Inc.	7,000	293,347
Eoptolink Technology, Inc., Ltd. A Shares	2,900	259,325
Compeq Manufacturing Co., Ltd.	32,000	233,547
Elite Material Co., Ltd.	1,000	169,196
FIT Hon Teng, Ltd.[b,d,e]	160,000	145,064
Yageo Corp.[c]	4,000	144,573
All Ring Tech Co., Ltd.	1,000	31,328
		5,155,956
Communications Equipment: 3.9%
Zhongji Innolight Co., Ltd. A Shares	3,100	579,994
WNC Corp.	49,000	399,150
		979,144
Technology Hardware, Storage & Peripherals: 2.6%
Lenovo Group, Ltd.	116,000	340,513
Quanta Computer, Inc.	26,000	300,347
		640,860
Total Information Technology		12,439,991

Industrials: 24.4%
Electrical Equipment: 9.6%
Shenzhen Megmeet Electrical Co., Ltd. A Shares	37,300	918,653
Sieyuan Electric Co., Ltd. A Shares	18,900	481,688
Contemporary Amperex Technology Co., Ltd. A Shares	6,200	358,966
Time Interconnect Technology, Ltd.	154,000	332,270
Contemporary Amperex Technology Co., Ltd. H Shares	1,700	152,180
Hongfa Technology Co., Ltd. A Shares	13,860	70,423
Hongfa Technology Co., Ltd. A Shares	13,160	66,892
		2,381,072
Machinery: 7.7%
Neway Valve Suzhou Co., Ltd. A Shares	104,700	775,841

	Shares	Value
Kaori Heat Treatment Co., Ltd.	12,000	$583,868
Precision Tsugami China Corp., Ltd.[e]	41,000	367,283
Sany Heavy Equipment International Holdings Co., Ltd.	226,000	191,358
		1,918,350
Construction & Engineering: 4.3%
Acter Technology Integration Group Co., Ltd. A Shares	49,900	1,077,365
Marine Transportation: 2.8%
SITC International Holdings Co., Ltd.	176,000	704,265
Total Industrials		6,081,052

Materials: 8.2%
Metals & Mining: 7.0%
Jiangsu Boqian New Materials Stock Co., Ltd. A Shares	43,400	1,734,594
Chemicals: 1.2%
Grace Fabric Technology Co., Ltd. A Shares	7,800	304,887
Total Materials		2,039,481

Energy: 5.0%
Energy Equipment & Services: 5.0%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	55,000	1,235,637
Total Energy		1,235,637

Consumer Discretionary: 4.0%
Automobile Components: 2.0%
Minth Group, Ltd.	145,200	489,181
Hotels, Restaurants & Leisure: 1.1%
Atour Lifestyle Holdings, Ltd. ADR	8,943	284,387
Household Durables: 0.9%
Midea Group Co., Ltd. A Shares	20,700	230,329
Total Consumer Discretionary		1,003,897

Health Care: 2.0%
Biotechnology: 2.0%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd. H Shares[b]	6,700	372,675
Innovent Biologics, Inc.[b,d,e]	12,000	121,805
Total Health Care		494,480

Real Estate: 1.1%
Real Estate Management & Development: 1.1%
China Resources Land, Ltd.	72,000	275,438
Total Real Estate		275,438

TOTAL COMMON EQUITIES		23,569,976
(Cost $19,173,626)

Matthews China Innovators Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
RIGHTS: 0.0%
	Shares	Value
Information Technology: 0.0%
Electronic Equipment, Instruments & Components: 0.0%
Compeq Manufacturing Co., Ltd. Rights, Expires 07/20/2026[b]	817	$0
Total Information Technology		0

TOTAL RIGHTS		0
(Cost $0)
SHORT-TERM INVESTMENTS: 5.3%
Money Market Funds: 5.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[f]	1,317,396	1,317,396
(Cost $1,317,396)

Total Investments: 99.9%		24,887,372
(Cost $20,491,022)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		30,121
Net Assets: 100.0%		$24,917,493

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $257,569 and 1.03% of net assets.
d
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $266,869, which is 1.07% of net assets.

e	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
f	Rate shown is the current yield as of June 30, 2026.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews India Active ETFJune 30, 2026
Schedule of Investments (unaudited)

COMMON EQUITIES: 101.6%
	Shares	Value
Financials: 35.4%
Banks: 20.8%
HDFC Bank, Ltd.	117,441	$989,999
ICICI Bank, Ltd.	55,592	807,639
Axis Bank, Ltd.	30,705	436,513
Kotak Mahindra Bank, Ltd.	70,188	290,847
State Bank of India	18,363	199,210
Federal Bank, Ltd.	32,922	114,790
AU Small Finance Bank, Ltd.[a,b]	4,419	48,413
HDFC Bank, Ltd. ADR	1,292	33,372
		2,920,783
Consumer Finance: 9.0%
Bajaj Finance, Ltd.	49,553	525,977
Shriram Finance, Ltd.	45,654	502,630
Cholamandalam Investment and Finance Co., Ltd.	9,803	185,354
L&T Finance, Ltd.	15,428	50,648
		1,264,609
Insurance: 4.5%
Star Health & Allied Insurance Co., Ltd.[c]	41,472	258,031
Max Financial Services, Ltd.[c]	11,749	196,605
Canara HSBC Life Insurance Co., Ltd.[c]	63,086	93,211
ICICI Lombard General Insurance Co., Ltd.[a,b]	3,436	63,222
PB Fintech, Ltd.[c]	1,198	20,612
		631,681
Capital Markets: 1.1%
Nippon Life India Asset Management, Ltd.[a,b]	5,964	73,212
ICICI Prudential Asset Management Co., Ltd.	1,319	46,256
Billionbrains Garage Ventures, Ltd.[a,b,c]	19,845	42,364
		161,832
Total Financials		4,978,905

Consumer Discretionary: 26.2%
Hotels, Restaurants & Leisure: 9.2%
Eternal, Ltd.[c]	329,500	921,053
Swiggy, Ltd.[c]	88,947	224,907
Le Travenues Technology, Ltd.[b,c]	69,113	143,580
		1,289,540
Specialty Retail: 8.9%
Thanga Mayil Jewellery, Ltd.	15,512	1,048,491
Lenskart Solutions, Ltd.[c]	24,621	133,940
Cartrade Tech, Ltd.[c]	2,202	62,646
		1,245,077
Automobiles: 5.6%
Mahindra & Mahindra, Ltd.	8,122	263,312
Ather Energy, Ltd.[c]	19,111	230,270
TVS Motor Co., Ltd.	4,585	167,622
Eicher Motors, Ltd.	1,304	97,443
Maruti Suzuki India, Ltd.	244	36,384
		795,031
Textiles, Apparel & Luxury Goods: 1.5%
Campus Activewear, Ltd.	55,654	138,314

	Shares	Value
Titan Co., Ltd.	1,542	$71,741
		210,055
Automobile Components: 1.0%
Sona Blw Precision Forgings, Ltd.[a,b]	21,069	137,976
Total Consumer Discretionary		3,677,679

Consumer Staples: 8.1%
Food Products: 3.7%
Marico, Ltd.	35,842	316,642
Tata Consumer Products, Ltd.	18,172	206,487
		523,129
Personal Care Products: 2.3%
Hindustan Unilever, Ltd.	10,485	234,625
Godrej Consumer Products, Ltd.	8,507	90,769
		325,394
Beverages: 1.6%
Varun Beverages, Ltd.	35,073	188,058
United Spirits, Ltd.	2,374	33,867
		221,925
Tobacco: 0.5%
ITC, Ltd.	20,568	62,350
Total Consumer Staples		1,132,798

Industrials: 7.7%
Machinery: 2.8%
Thermax, Ltd.	4,490	244,733
Cummins India, Ltd.	2,408	143,971
		388,704
Electrical Equipment: 2.0%
Bharat Heavy Electricals, Ltd.	48,308	211,331
CG Power & Industrial Solutions, Ltd.	7,275	73,178
		284,509
Construction & Engineering: 0.9%
Praj Industries, Ltd.	35,498	131,591
Passenger Airlines: 0.8%
InterGlobe Aviation, Ltd.[a,b]	2,081	118,020
Air Freight & Logistics: 0.8%
Delhivery, Ltd.[c]	22,116	110,289
Transportation Infrastructure: 0.4%
Gujarat Pipavav Port, Ltd.	29,993	47,877
Total Industrials		1,080,990

Health Care: 7.5%
Pharmaceuticals: 5.7%
Neuland Laboratories, Ltd.	2,759	541,519
Amrutanjan Health Care, Ltd.	19,188	111,073
Aether Industries, Ltd.[c]	5,255	75,451
Sun Pharmaceutical Industries, Ltd.	3,410	67,095
		795,138

Matthews India Active ETFJune 30, 2026
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Health Care Providers & Services: 0.9%
Metropolis Healthcare, Ltd.[a,b]	23,563	$134,457
Life Sciences Tools & Services: 0.5%
Divi’s Laboratories, Ltd.	933	64,846
Health Care Technology: 0.4%
Inventurus Knowledge Solutions, Ltd.[c]	3,579	63,497
Total Health Care		1,057,938

Information Technology: 6.1%
Electronic Equipment, Instruments & Components: 2.6%
Avalon Technologies, Ltd.[a,b,c]	13,456	256,145
Syrma SGS Technology, Ltd.	7,111	104,894
		361,039
Communications Equipment: 1.6%
Sterlite Technologies, Ltd.[c]	35,496	229,981
IT Services: 1.1%
Infosys, Ltd.	9,494	100,337
Persistent Systems, Ltd.	1,278	58,413
		158,750
Software: 0.8%
AurionPro Solutions, Ltd.	7,307	66,170
Capillary Technologies India, Ltd.[c]	7,745	42,006
		108,176
Total Information Technology		857,946

Communication Services: 5.7%
Wireless Telecommunication Services: 3.2%
Bharti Airtel, Ltd.	22,739	444,889
Diversified Telecommunication Services: 2.5%
HFCL, Ltd.	159,153	357,872
Total Communication Services		802,761

	Shares	Value

Energy: 3.1%
Oil, Gas & Consumable Fuels: 3.1%
Reliance Industries, Ltd.	31,257	$427,255
Total Energy		427,255

Materials: 1.8%
Construction Materials: 1.0%
UltraTech Cement, Ltd.	1,254	149,075
Metals & Mining: 0.8%
Mishra Dhatu Nigam, Ltd.[a,b]	16,566	73,232
Shivalik Bimetal Controls, Ltd.	4,413	35,452
		108,684
Total Materials		257,759

Total Investments: 101.6%		14,274,031
(Cost $12,228,755)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (1.6%)		(217,984)
Net Assets: 100.0%		$14,056,047

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $947,041, which is 6.74% of net assets.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Non-income producing security.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews Japan Active ETFJune 30, 2026
Schedule of Investments (unaudited)

COMMON EQUITIES: 98.1%
	Shares	Value
Industrials: 25.0%
Machinery: 5.6%
MISUMI Group, Inc.	8,400	$206,427
Kawasaki Heavy Industries, Ltd.	10,200	183,415
THK Co., Ltd.	3,800	171,196
		561,038
Trading Companies & Distributors: 5.4%
Sumitomo Corp.	22,100	210,631
Toyota Tsusho Corp.	5,300	194,945
Marubeni Corp.	4,600	132,743
		538,319
Industrial Conglomerates: 3.4%
Hitachi, Ltd.	10,800	297,104
Hikari Tsushin, Inc.	200	43,686
		340,790
Professional Services: 3.4%
Recruit Holdings Co., Ltd.	4,800	334,619
Electrical Equipment: 3.3%
Mitsubishi Electric Corp.	5,400	195,234
Fuji Electric Co., Ltd.	1,600	133,050
		328,284
Ground Transportation: 2.1%
East Japan Railway Co.	6,400	134,202
GO, Inc.[a]	5,900	80,010
		214,212
Construction & Engineering: 1.1%
Kinden Corp.	2,300	112,449
Commercial Services & Supplies: 0.7%
Itoki Corp.	4,000	65,049
Total Industrials		2,494,760

Information Technology: 20.5%
Semiconductors & Semiconductor Equipment: 14.6%
Tokyo Electron, Ltd.	1,300	617,105
Advantest Corp.	1,900	378,071
Kioxia Holdings Corp.[a]	500	275,896
Renesas Electronics Corp.	6,500	192,250
		1,463,322
Electronic Equipment, Instruments & Components: 4.3%
Keyence Corp.	500	249,377
Anritsu Corp.	6,500	175,813
		425,190
IT Services: 1.6%
NEC Corp.	6,700	161,806
Total Information Technology		2,050,318

Consumer Discretionary: 18.8%
Household Durables: 5.9%
Sony Group Corp.	15,000	302,723

	Shares	Value
Panasonic Holdings Corp.	10,300	$285,313
		588,036
Automobile Components: 4.7%
Sumitomo Electric Industries, Ltd.	13,900	250,333
Yokohama Rubber Co., Ltd.	3,000	133,696
GS Yuasa Corp.	2,200	87,526
		471,555
Specialty Retail: 2.5%
Fast Retailing Co., Ltd.	500	254,761
Textiles, Apparel & Luxury Goods: 2.1%
Asics Corp.	7,800	209,968
Automobiles: 2.1%
Isuzu Motors, Ltd.	9,400	124,379
Toyota Motor Corp.	4,800	80,480
		204,859
Broadline Retail: 1.5%
Ryohin Keikaku Co., Ltd.	6,700	145,893
Total Consumer Discretionary		1,875,072

Financials: 17.9%
Banks: 10.0%
Mitsubishi UFJ Financial Group, Inc.	23,600	465,683
Sumitomo Mitsui Financial Group, Inc.	8,400	327,989
Japan Post Bank Co., Ltd.	10,700	201,656
		995,328
Insurance: 3.6%
Tokio Marine Holdings, Inc.	4,600	203,841
MS&AD Insurance Group Holdings, Inc.	6,100	159,138
		362,979
Financial Services: 2.5%
ORIX Corp.	6,600	249,705
Capital Markets: 1.8%
Nomura Holdings, Inc.	20,300	176,552
Total Financials		1,784,564

Materials: 4.7%
Chemicals: 4.7%
Shin-Etsu Chemical Co., Ltd.	6,700	288,901
Resonac Holdings Corp.	1,700	185,141
Total Materials		474,042

Consumer Staples: 3.2%
Food Products: 2.0%
Ajinomoto Co., Inc.	5,400	195,134
Personal Care Products: 1.2%
Kao Corp.	6,200	122,951
Total Consumer Staples		318,085

Matthews Japan Active ETFJune 30, 2026
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Real Estate: 3.0%
Real Estate Management & Development: 3.0%
Mitsubishi Estate Co., Ltd.	5,000	$127,519
Sumitomo Realty & Development Co., Ltd.	4,300	98,977
NS Group, Inc.	8,400	75,666
Total Real Estate		302,162

Communication Services: 2.5%
Wireless Telecommunication Services: 1.3%
SoftBank Group Corp.	3,600	132,083
Entertainment: 1.2%
Konami Group Corp.	1,100	119,560
Total Communication Services		251,643

Health Care: 1.9%
Pharmaceuticals: 1.9%
Shionogi & Co., Ltd.	6,500	111,543
Santen Pharmaceutical Co., Ltd.	6,000	78,745
Total Health Care		190,288

Energy: 0.6%
Oil, Gas & Consumable Fuels: 0.6%
Inpex Corp.	3,000	60,268
Total Energy		60,268

TOTAL COMMON EQUITIES		9,801,202
(Cost $7,958,773)
SHORT-TERM INVESTMENTS: 1.6%
	Shares	Value
Money Market Funds: 1.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[b]	160,577	$160,577
(Cost $160,577)

Total Investments: 99.7%		9,961,779
(Cost $8,119,350)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.3%		32,081
Net Assets: 100.0%		$9,993,860

a	Non-income producing security.
b	Rate shown is the current yield as of June 30, 2026.
See accompanying notes to financial statements.

Matthews Korea Active ETFJune 30, 2026
Schedule of Investments (unaudited)

COMMON EQUITIES: 92.2%
	Shares	Value
Information Technology: 43.3%
Technology Hardware, Storage & Peripherals: 20.2%
Samsung Electronics Co., Ltd.	139,996	$30,180,510
Semiconductors & Semiconductor Equipment: 14.0%
SK Hynix, Inc.	4,110	7,029,949
PSK, Inc.	48,200	6,100,833
Wonik IPS Co., Ltd.	35,823	3,886,817
DB HiTek Co., Ltd.	16,052	1,494,028
LEENO Industrial, Inc.	25,423	1,378,385
ISC Co., Ltd.	9,338	1,093,944
		20,983,956
Electronic Equipment, Instruments & Components: 9.1%
Samsung Electro-Mechanics Co., Ltd.	4,978	7,017,332
Samsung SDI Co., Ltd.[a]	7,975	2,506,826
Daeduck Electronics Co., Ltd.	14,797	1,466,997
Park Systems Corp.	8,831	1,416,448
IsuPetasys Co., Ltd.	15,150	1,128,452
		13,536,055
Total Information Technology		64,700,521

Industrials: 26.1%
Industrial Conglomerates: 12.3%
SK Square Co., Ltd.	6,149	6,735,205
SK, Inc.	10,019	5,393,304
Samsung C&T Corp.	14,162	4,282,513
Doosan Co., Ltd.	1,517	1,455,999
Hanwha Corp.	7,919	509,600
		18,376,621
Electrical Equipment: 5.0%
HD Hyundai Electric Co., Ltd.	5,201	3,263,004
Doosan Enerbility Co., Ltd.[a]	36,108	2,022,962
LS Corp.	7,757	1,829,977
LG Energy Solution, Ltd.[a]	1,985	463,803
		7,579,746
Machinery: 4.7%
HD Hyundai Heavy Industries Co., Ltd.	6,083	2,324,363
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,340	1,432,260
Hyundai Construction Equipment Co., Ltd.	15,098	1,216,182
Hyundai Rotem Co., Ltd.	9,965	1,112,725
Hanwha Engine[a]	29,149	959,529
		7,045,059
Construction & Engineering: 1.7%
Samsung E&A Co., Ltd.	82,236	2,526,582
Aerospace & Defense: 1.5%
Hanwha Aerospace Co., Ltd.	3,436	2,206,687
Passenger Airlines: 0.5%
Korean Air Lines Co., Ltd.	43,803	778,915
Building Products: 0.4%
Sung Kwang Bend Co., Ltd.	30,855	555,641
Total Industrials		39,069,251

	Shares	Value

Financials: 9.3%
Banks: 5.5%
KB Financial Group, Inc.	42,292	$4,340,301
Hana Financial Group, Inc.	52,954	3,916,948
		8,257,249
Capital Markets: 2.1%
Korea Investment Holdings Co., Ltd.	20,195	2,880,717
Macquarie Korea Infrastructure Fund	43,286	284,420
		3,165,137
Insurance: 1.7%
Samsung Fire & Marine Insurance Co., Ltd.	6,190	2,469,128
Total Financials		13,891,514

Consumer Discretionary: 6.5%
Automobiles: 3.1%
Hyundai Motor Co.	8,657	2,765,904
Kia Corp.	20,296	1,807,815
		4,573,719
Broadline Retail: 1.9%
Lotte Shopping Co., Ltd.	15,719	1,721,754
Coupang, Inc.[a]	63,007	1,094,432
		2,816,186
Automobile Components: 1.5%
Hyundai Mobis Co., Ltd.	7,148	2,306,848
Total Consumer Discretionary		9,696,753

Communication Services: 2.3%
Interactive Media & Services: 1.6%
NAVER Corp.	14,531	1,866,436
Kakao Corp.	21,894	488,245
		2,354,681
Wireless Telecommunication Services: 0.7%
SK Telecom Co., Ltd.	18,874	1,076,913
Total Communication Services		3,431,594

Consumer Staples: 1.6%
Tobacco: 1.4%
KT&G Corp.	19,123	2,094,606
Consumer Staples Distribution & Retail: 0.2%
BGF Retail Co., Ltd.	3,493	261,079
Total Consumer Staples		2,355,685

Health Care: 1.5%
Life Sciences Tools & Services: 1.1%
Samsung Biologics Co., Ltd.[a,b,c]	1,877	1,685,217
Health Care Equipment & Supplies: 0.4%
Classys, Inc.	18,269	549,497
Total Health Care		2,234,714

Matthews Korea Active ETFJune 30, 2026
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Energy: 0.6%
Oil, Gas & Consumable Fuels: 0.6%
S-Oil Corp.	13,298	$913,256
Total Energy		913,256

Utilities: 0.5%
Electric Utilities: 0.5%
Korea Electric Power Corp.	33,345	796,337
Total Utilities		796,337

Materials: 0.5%
Chemicals: 0.5%
OCI Holdings Co., Ltd.	5,301	733,921
Total Materials		733,921

TOTAL COMMON EQUITIES		137,823,546
(Cost $78,136,895)
PREFERRED EQUITIES: 2.7%
Information Technology: 2.7%
Technology Hardware, Storage & Peripherals: 2.7%
Samsung Electronics Co., Ltd., Pfd.	29,408	4,024,073
Total Information Technology		4,024,073

TOTAL PREFERRED EQUITIES		4,024,073
(Cost $978,911)
SHORT-TERM INVESTMENTS: 3.8%
	Shares	Value
Money Market Funds: 3.8%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[d]	5,719,167	$5,719,167
(Cost $5,719,167)

Total Investments: 98.7%		147,566,786
(Cost $84,834,973)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		1,970,008
Net Assets: 100.0%		$149,536,794

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $1,685,217, which is 1.13% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of June 30, 2026.
Pfd.	Preferred
See accompanying notes to financial statements.

Matthews Asia Dividend Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.1%
	Shares	Value
China/Hong Kong: 22.1%
Tencent Holdings, Ltd.	3,300	$180,864
Industrial & Commercial Bank of China, Ltd. H Shares	210,000	172,187
China Construction Bank Corp. H Shares	123,000	126,575
Ping An Insurance Group Co. of China, Ltd. H Shares	18,000	117,176
AIA Group, Ltd.	12,600	114,800
Alibaba Group Holding, Ltd.	9,200	108,928
Hongkong Land Holdings, Ltd.	14,300	101,816
Yum China Holdings, Inc.	2,484	101,521
Yuexiu Transport Infrastructure, Ltd.	206,000	94,830
BOC Hong Kong Holdings, Ltd.	15,500	83,765
Swire Pacific, Ltd. Class A	8,000	83,346
HKT Trust & HKT, Ltd.	51,000	75,830
Dongfang Electric Corp., Ltd. H Shares	26,600	72,317
NARI Technology Co., Ltd. A Shares	21,100	71,028
Hong Kong Exchanges & Clearing, Ltd.	1,500	69,433
PetroChina Co., Ltd. H Shares	64,000	69,206
China Merchants Bank Co., Ltd. H Shares	11,500	65,873
Midea Group Co., Ltd. A Shares	5,900	65,649
JD.com, Inc. Class A	4,950	62,648
Link REIT	13,200	61,438
China Tower Corp., Ltd. H Shares[b,c]	49,500	55,610
China Overseas Property Holdings, Ltd.	100,000	41,188
Midea Group Co., Ltd. A Shares	2,300	25,602
Total China/Hong Kong		2,021,630

Japan: 20.3%
Tokyo Electron, Ltd.	700	332,287
Mitsubishi UFJ Financial Group, Inc.	12,700	250,601
Sumitomo Corp.	20,400	194,429
ORIX Corp.	4,700	177,821
Marubeni Corp.	5,900	170,257
Shin-Etsu Chemical Co., Ltd.	3,200	137,982
Tokio Marine Holdings, Inc.	2,800	124,077
NEC Corp.	4,400	106,261
Kajima Corp.	2,500	90,325
Mitsui Fudosan Co., Ltd.	8,400	77,475
Sony Group Corp.	3,600	72,653
Asahi Group Holdings, Ltd.	7,200	68,578
Sawai Group Holdings Co., Ltd.	2,400	24,882
Hikari Tsushin, Inc.	100	21,843
Sony Financial Group, Inc.	4,700	4,132
Total Japan		1,853,603

South Korea: 19.5%
Samsung Electronics Co., Ltd.	3,431	739,659
Hana Financial Group, Inc.	3,573	264,291
SK, Inc.	375	201,866
Korea Investment Holdings Co., Ltd.	1,045	149,064
Samsung Fire & Marine Insurance Co., Ltd.	289	115,279
KT&G Corp.	910	99,675
Lotte Shopping Co., Ltd.	713	78,097
Kia Corp.	841	74,910
Macquarie Korea Infrastructure Fund	8,323	54,688
Total South Korea		1,777,529

Taiwan: 17.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,627	1,254,576
CTBC Financial Holding Co., Ltd.	55,000	122,581
WNC Corp.	12,000	97,751

	Shares	Value
Quanta Computer, Inc.	7,000	$80,863
Total Taiwan		1,555,771

Singapore: 6.4%
Singapore Telecommunications, Ltd.	113,300	386,295
DBS Group Holdings, Ltd.	3,900	197,193
Total Singapore		583,488

Australia: 6.3%
Rio Tinto, Ltd.	1,595	190,626
Telstra Group, Ltd.	47,211	166,156
Commonwealth Bank of Australia	1,049	119,637
ANZ Group Holdings, Ltd.	4,039	98,917
Total Australia		575,336

India: 3.2%
HDFC Bank, Ltd. ADR	3,294	85,084
Power Grid Corp. of India, Ltd.	27,299	82,567
Bharti Airtel, Ltd.	3,465	67,793
Hindustan Unilever, Ltd.	2,512	56,212
Total India		291,656

Indonesia: 0.7%
PT Bank Rakyat Indonesia Persero Tbk	387,200	59,119
Total Indonesia		59,119

Thailand: 0.6%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	100,000	58,097
Total Thailand		58,097

TOTAL COMMON EQUITIES		8,776,229
(Cost $7,749,096)

SHORT-TERM INVESTMENTS: 3.5%

Money Market Funds: 3.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[d]	321,267	321,267
(Cost $321,267)

Total Investments: 99.6%		9,097,496
(Cost $8,070,363)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		32,273
Net Assets: 100.0%		$9,129,769

Matthews Asia Dividend Active ETFJune 30, 2026
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2026, the aggregate value is $55,610, which is 0.61% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of June 30, 2026.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Statements of Assets and Liabilities (unaudited)June 30, 2026

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Sustainable Future Active ETF	Matthews Emerging Markets Discovery Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$55,573,134	$50,302,065	$48,114,971	$22,618,248
Cash	2,260	43,758	8,231	625
Segregated foreign currency at value (B)	—	—	298	—
Segregated cash	—	—	27	—
Foreign currency at value (B)	2,142	2,995	32,111	103,147
Dividends and interest receivable	119,102	75,517	43,279	28,973
Receivable for securities sold	—	—	—	39,846
Other receivable	6,530	1,615	4,138	118
TOTAL ASSETS	55,703,168	50,425,950	48,203,055	22,790,957
LIABILITIES:
Deferred foreign capital gains tax liability (Note 2-C)	57,633	90,969	137,044	150,408
Due to Advisor (Note 4)	36,495	32,339	30,618	16,537
Professional fees payable	2,458	2,011	1,787	1,117
TOTAL LIABILITIES	96,586	125,319	169,449	168,062
NET ASSETS	$55,606,582	$50,300,631	$48,033,606	$22,622,895

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	1,240,000	1,020,000	1,150,000	720,000
Net asset value, offering price and redemption price	$44.84	$49.31	$41.77	$31.42
NET ASSETS CONSISTS OF:
Capital paid-in	$35,299,114	$30,671,653	$29,087,664	$18,357,123
Total distributable earnings/(accumulated loss)	20,307,468	19,628,978	18,945,942	4,265,772
NET ASSETS	$55,606,582	$50,300,631	$48,033,606	$22,622,895
(A) Investments at cost:
Unaffiliated Issuers	$38,628,887	$32,681,187	$27,864,870	$17,884,092
(B) Foreign Currency at Cost	$2,140	$2,994	$32,417	$103,201

See accompanying notes to financial statements.

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2026
	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$54,891,121	$179,868,527	$23,208,865
Cash	19,062	21,758	—
Segregated foreign currency at value (B)	—	9,066	—
Segregated cash	—	1,146	25
Foreign currency at value (B)	450,642	25,609	4,961
Dividends and interest receivable	122,985	201,827	91,393
Receivable for securities sold	1,100,714	6,082,274	—
Receivable for capital shares sold	—	2,817,373	—
Other receivable	—	1,242	—
TOTAL ASSETS	56,584,524	189,028,822	23,305,244
LIABILITIES:
Payable for securities purchased	573,252	2,263,419	—
Deferred foreign capital gains tax liability (Note 2-C)	—	652,884	—
Due to Advisor (Note 4)	36,262	115,899	15,187
Professional fees payable	2,458	44,386	1,341
Printing fees payables	—	5,812	—
TOTAL LIABILITIES	611,972	3,082,400	16,528
NET ASSETS	$55,972,552	$185,946,422	$23,288,716

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	1,250,000	3,300,000	800,000
Net asset value, offering price and redemption price	$44.78	$56.35	$29.11
NET ASSETS CONSISTS OF:
Capital paid-in	$34,394,255	$112,909,318	$25,488,076
Total distributable earnings/(accumulated loss)	21,578,297	73,037,104	(2,199,360)
NET ASSETS	$55,972,552	$185,946,422	$23,288,716
(A) Investments at cost:
Unaffiliated Issuers	$33,789,755	$118,912,522	$20,994,717
(B) Foreign Currency at Cost	$450,676	$34,645	$4,959

See accompanying notes to financial statements.

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2026
	Matthews China Innovators Active ETF	Matthews India Active ETF	Matthews Japan Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$24,887,372	$14,274,031	$9,961,779
Cash	487,000	—	—
Foreign currency at value (B)	—	100,430	1,524
Dividends and interest receivable	29,995	18,392	6,702
Receivable for securities sold	580,348	100,606	61,088
Receivable for capital shares sold	—	—	1,661,016
Other receivable	—	—	395
TOTAL ASSETS	25,984,715	14,493,459	11,692,504
LIABILITIES:
Cash overdraft	—	14,510	—
Foreign currency overdraft	81,124	—	—
Payable for securities purchased	969,081	35,332	1,693,002
Deferred foreign capital gains tax liability (Note 2-C)	—	378,123	—
Due to Advisor (Note 4)	16,794	8,777	5,419
Professional fees payable	223	670	223
TOTAL LIABILITIES	1,067,222	437,412	1,698,644
NET ASSETS	$24,917,493	$14,056,047	$9,993,860

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	480,000	480,000	240,000
Net asset value, offering price and redemption price	$51.91	$29.28	$41.64
NET ASSETS CONSISTS OF:
Capital paid-in	$20,411,681	$13,604,762	$8,104,807
Total distributable earnings/(accumulated loss)	4,505,812	451,285	1,889,053
NET ASSETS	$24,917,493	$14,056,047	$9,993,860
(A) Investments at cost:
Unaffiliated Issuers	$20,491,022	$12,228,755	$8,119,350
(B) Foreign Currency at Cost	$81,124	$100,430	$1,524
See accompanying notes to financial statements.

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2026
	Matthews Korea Active ETF	Matthews Asia Dividend Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$147,566,786	$9,097,496
Cash	—	2,165
Segregated foreign currency at value (B)	—	1,164
Segregated cash	—	2
Foreign currency at value (B)	12,032	11,056
Dividends and interest receivable	82,436	22,927
Receivable for securities sold	1,978,541	—
Other receivable	—	1,046
TOTAL ASSETS	149,639,795	9,135,856
LIABILITIES:
Due to Advisor (Note 4)	98,308	5,640
Professional fees payable	4,693	447
TOTAL LIABILITIES	103,001	6,087
NET ASSETS	$149,536,794	$9,129,769

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	2,293,223	200,000
Net asset value, offering price and redemption price	$65.21	$45.65
NET ASSETS CONSISTS OF:
Capital paid-in	$58,673,517	$7,299,420
Total distributable earnings/(accumulated loss)	90,863,277	1,830,349
NET ASSETS	$149,536,794	$9,129,769
(A) Investments at cost:
Unaffiliated Issuers	$84,834,973	$8,070,363
(B) Foreign Currency at Cost	$12,032	$12,222
See accompanying notes to financial statements.

Statements of Operations (unaudited)Six-Month Period Ended June 30, 2026

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Sustainable Future Active ETF	Matthews Emerging Markets Discovery Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$501,010	$470,416	$213,126	$113,456
Interest	57,337	25,817	14,337	10,836
Foreign withholding tax	(51,403)	(53,436)	(22,604)	(9,161)
TOTAL INVESTMENT INCOME	506,944	442,797	204,859	115,131
EXPENSES:
Investment advisory fees (Note 4)	198,416	170,306	153,509	101,697
Professional fees	2,458	2,011	1,788	1,117
TOTAL EXPENSES	200,874	172,317	155,297	102,814
Advisory fees waived and expenses waived or reimbursed (Note 4)	—	—	—	(10,231)
NET EXPENSES	200,874	172,317	155,297	92,583
NET INVESTMENT INCOME (LOSS)	306,070	270,480	49,562	22,548
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	4,030,112	1,769,650	812,043	1,188,684
Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	58,388	—	219,111	—
Net realized foreign capital gains tax	25,705	19,948	(324)	15,001
Net realized gain (loss) on foreign currency related transactions	(16,427)	(10,513)	(14,483)	(9,079)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	6,673,162	9,667,002	14,285,346	3,156,821
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	60,495	11,102	(25,776)	(98,643)
Net change in unrealized appreciation/depreciation on foreign currency related translations	400	422	(257)	(735)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	10,831,835	11,457,611	15,275,660	4,252,049
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,137,905	$11,728,091	$15,325,222	$4,274,597
See accompanying notes to financial statements.

Statements of Operations (unaudited) (continued)Six-Month Period Ended June 30, 2026

	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$423,629	$591,735	$255,474
Interest	31,297	98,835	5,170
Foreign withholding tax	(37,164)	(74,109)	(14,751)
TOTAL INVESTMENT INCOME	417,762	616,461	245,893
EXPENSES:
Investment advisory fees (Note 4)	190,986	501,798	89,668
Printing fees	—	5,811	—
Professional fees	2,458	44,386	1,341
TOTAL EXPENSES	193,444	551,995	91,009
NET INVESTMENT INCOME (LOSS)	224,318	64,466	154,884
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	3,982,071	22,837,969	897,465
Net realized foreign capital gains tax	155,949	(28,807)	—
Net realized gain (loss) on foreign currency related transactions	(27,376)	(142,735)	(4,390)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	8,980,198	38,558,577	(463,639)
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	71,387	(423,677)	—
Net change in unrealized appreciation/depreciation on foreign currency related translations	(1,971)	(13,962)	(321)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	13,160,258	60,787,365	429,115
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,384,576	$60,851,831	$583,999
See accompanying notes to financial statements.

Statements of Operations (unaudited) (continued)Six-Month Period Ended June 30, 2026

	Matthews China Innovators Active ETF	Matthews India Active ETF	Matthews Japan Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$101,014	$41,764	$76,884
Interest	6,393	874	2,224
Foreign withholding tax	(5,632)	(10,015)	(11,789)
TOTAL INVESTMENT INCOME	101,775	32,623	67,319
EXPENSES:
Investment advisory fees (Note 4)	39,542	47,973	28,758
Professional fees	223	670	223
TOTAL EXPENSES	39,765	48,643	28,981
Advisory fees waived and expenses waived or reimbursed (Note 4)	(3,994)	—	—
NET EXPENSES	35,771	48,643	28,981
NET INVESTMENT INCOME (LOSS)	66,004	(16,020)	38,338
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	50,134	(393,770)	109,012
Net realized foreign capital gains tax	—	41,087	—
Net realized gain (loss) on foreign currency related transactions	(5,964)	(18,399)	(1,076)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	3,833,282	232,755	863,090
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	(28,988)	—
Net change in unrealized appreciation/depreciation on foreign currency related translations	(310)	81	15
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	3,877,142	(167,234)	971,041
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,943,146	($183,254 )	$1,009,379
See accompanying notes to financial statements.

Statements of Operations (unaudited) (continued)Six-Month Period Ended June 30, 2026

	Matthews Korea Active ETF	Matthews Asia Dividend Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$802,248	$114,814
Interest	43,156	7,706
Foreign withholding tax	(128,885)	(11,196)
TOTAL INVESTMENT INCOME	716,519	111,324
EXPENSES:
Investment advisory fees (Note 4)	446,884	30,263
Professional fees	4,693	447
TOTAL EXPENSES	451,577	30,710
NET INVESTMENT INCOME (LOSS)	264,942	80,614
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	25,075,410	238,942
Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	—	550,252
Net realized gain (loss) on foreign currency related transactions	(35,139)	(3,161)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	40,492,750	137,384
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	1,740
Net change in unrealized appreciation/depreciation on foreign currency related translations	3,335	(123)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	65,536,356	925,034
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$65,801,298	$1,005,648
See accompanying notes to financial statements.

Statements of Changes in Net Assets

Matthews Emerging Markets Equity Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$306,070	$622,219
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	4,097,778	1,455,415
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	6,673,562	6,335,384
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	60,495	8,820
Net increase (decrease) in net assets resulting from operations	11,137,905	8,421,838
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(1,478,826)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	1,584,962	(12,293,503)
Total increase (decrease) in net assets	12,722,867	(5,350,491)
NET ASSETS:
Beginning of period	42,883,715	48,234,206
End of period	$55,606,582	$42,883,715

Matthews Emerging Markets ex China Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$270,480	$585,252
Net realized gain (loss) on investments and foreign currency related transactions	1,779,085	2,676,595
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	9,667,424	6,077,457
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	11,102	(69,274)
Net increase (decrease) in net assets resulting from operations	11,728,091	9,270,030
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(708,177)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	3,414,400	(11,366,260)
Total increase (decrease) in net assets	15,142,491	(2,804,407)
NET ASSETS:
Beginning of period	35,158,140	37,962,547
End of period	$50,300,631	$35,158,140

Matthews Emerging Markets Sustainable Future Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$49,562	$176,688
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	1,016,347	318,821
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	14,285,089	5,745,539
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(25,776)	192,842
Net increase (decrease) in net assets resulting from operations	15,325,222	6,433,890
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(2,126,901)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	2,914,148	1,225,882
Total increase (decrease) in net assets	18,239,370	5,532,871
NET ASSETS:
Beginning of period	29,794,236	24,261,365
End of period	$48,033,606	$29,794,236

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)
Matthews Emerging Markets Discovery Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$22,548	$53,877
Net realized gain (loss) on investments and foreign currency related transactions	1,194,606	(433,542)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	3,156,086	2,202,601
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(98,643)	55,375
Net increase (decrease) in net assets resulting from operations	4,274,597	1,878,311
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(515,866)
Total increase (decrease) in net assets	4,274,597	1,362,445
NET ASSETS:
Beginning of period	18,348,298	16,985,853
End of period	$22,622,895	$18,348,298

Matthews Pacific Tiger Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$224,318	$422,135
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	4,110,644	3,597,172
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	8,978,227	4,377,088
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	71,387	61,469
Net increase (decrease) in net assets resulting from operations	13,384,576	8,457,864
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(446,813)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	—	(36,675,873)
Total increase (decrease) in net assets	13,384,576	(28,664,822)
NET ASSETS:
Beginning of period	42,587,976	71,252,798
End of period	$55,972,552	$42,587,976

Matthews Asia Innovators Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$64,466	$74,042
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	22,666,427	6,723,416
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	38,544,615	8,729,560
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(423,677)	330,482
Net increase (decrease) in net assets resulting from operations	60,851,831	15,857,500
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(1,201,163)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	45,511,291	(17,021)
Total increase (decrease) in net assets	106,363,122	14,639,316
NET ASSETS:
Beginning of period	79,583,300	64,943,984
End of period	$185,946,422	$79,583,300

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)
Matthews China Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$154,884	$385,512
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	893,075	(62,202)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(463,960)	4,582,003
Net increase (decrease) in net assets resulting from operations	583,999	4,905,313
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(397,216)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	—	(17,835,026)
Total increase (decrease) in net assets	583,999	(13,326,929)
NET ASSETS:
Beginning of period	22,704,717	36,031,646
End of period	$23,288,716	$22,704,717

Matthews China Innovators Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$66,004	$36,349
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	44,170	140,889
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	3,832,972	448,395
Net increase (decrease) in net assets resulting from operations	3,943,146	625,633
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(92,570)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	18,372,062	—
Total increase (decrease) in net assets	22,315,208	533,063
NET ASSETS:
Beginning of period	2,602,285	2,069,222
End of period	$24,917,493	$2,602,285

Matthews India Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	($16,020 )	($5,973 )
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	(371,082)	5,689
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	232,836	83,749
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(28,988)	13,112
Net increase (decrease) in net assets resulting from operations	(183,254)	96,577
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	—	(164,063)
Return of capital	—	(4,433)
Net decrease in net assets resulting from distributions	—	(168,496)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	4,609,988	(4,684,405)
Total increase (decrease) in net assets	4,426,734	(4,756,324)
NET ASSETS:
Beginning of period	9,629,313	14,385,637
End of period	$14,056,047	$9,629,313

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)
Matthews Japan Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$38,338	$56,290
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	107,936	192,593
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	863,105	777,908
Net increase (decrease) in net assets resulting from operations	1,009,379	1,026,791
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(292,344)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	3,270,532	2,513,637
Total increase (decrease) in net assets	4,279,911	3,248,084
NET ASSETS:
Beginning of period	5,713,949	2,465,865
End of period	$9,993,860	$5,713,949

Matthews Korea Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$264,942	$505,231
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	25,040,271	4,392,988
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	40,496,085	25,386,047
Net increase (decrease) in net assets resulting from operations	65,801,298	30,284,266
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(1,889,511)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	10,862,661	(381,999)
Total increase (decrease) in net assets	76,663,959	28,012,756
NET ASSETS:
Beginning of period	72,872,835	44,860,079
End of period	$149,536,794	$72,872,835

Matthews Asia Dividend Active ETF	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$80,614	$78,807
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	786,033	18,181
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	137,261	797,954
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	1,740	205
Net increase (decrease) in net assets resulting from operations	1,005,648	895,147
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(18,560)	(151,212)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	2,279,298	1,917,081
Total increase (decrease) in net assets	3,266,386	2,661,016
NET ASSETS:
Beginning of period	5,863,383	3,202,367
End of period	$9,129,769	$5,863,383
See accompanying notes to financial statements.

Financial Highlights
Matthews Emerging Markets Equity Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023	Period Ended Dec. 31, 2022[1]

Net Asset Value, beginning of Period	$35.74	$29.06	$28.24	$26.27	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.25	0.47	0.44	0.44	0.23
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	8.85	7.48	2.65	1.53	1.18
Total from investment operations	9.10	7.95	3.09	1.97	1.41
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.69)	(0.36)	— [3]	(0.14)
Net realized gains on investments	—	(0.58)	(1.89)	—	—
Return of capital	—	—	(0.02)	—	—
Total distributions	—	(1.27)	(2.27)	—	(0.14)
Net Asset Value, end of Period	$44.84	$35.74	$29.06	$28.24	$26.27
TOTAL RETURN[4]	25.46% [5]	27.53%	10.79%	7.51%	5.63% [5]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$55,607	$42,884	$48,234	$55,907	$6,304
Ratio of expenses to average net assets (Note 4)	0.80% [6,7]	0.79%	0.79%	0.79%	0.79% [6]
Ratio of net investment income (loss) to average net assets	1.22% [6]	1.47%	1.46%	1.64%	1.93% [6]
Portfolio turnover	37.44% [5]	118.38%	209.01%	54.86%	15.47% [5]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
5	Not annualized.
6	Annualized.
7	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.79%.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Emerging Markets ex China Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$37.40	$29.20	$27.60	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.27	0.53	0.39	0.45
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	11.64	8.42	1.50	2.46
Total from investment operations	11.91	8.95	1.89	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.75)	(0.28)	(0.31)
Return of capital	—	—	(0.01)	—
Total distributions	—	(0.75)	(0.29)	(0.31)
Net Asset Value, end of Period	$49.31	$37.40	$29.20	$27.60
TOTAL RETURN[3]	31.85% [4]	30.78%	6.83%	11.68% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$50,301	$35,158	$37,963	$8,831
Ratio of expenses to average net assets (Note 4)	0.80% [5,6]	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	1.25% [5]	1.67%	1.32%	1.81% [5]
Portfolio turnover	24.35% [4]	102.24%	115.95%	28.64% [4]

1	The Fund commenced operations on January 10, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.79%.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Emerging Markets Sustainable Future Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$28.38	$24.26	$25.74	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.04	0.17	0.12	— [3]
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	13.35	5.97	(0.80)	0.75
Total from investment operations	13.39	6.14	(0.68)	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	—	(1.92)	(0.67)	(0.01)
Net realized gains on investments	—	(0.10)	(0.13)	—
Total distributions	—	(2.02)	(0.80)	(0.01)
Net Asset Value, end of Period	$41.77	$28.38	$24.26	$25.74
TOTAL RETURN[4]	47.18% [5]	25.68%	(2.74% )	2.98% [5]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$48,034	$29,794	$24,261	$14,155
Ratio of expenses to average net assets (Note 4)	0.80% [6,7]	0.79%	0.79%	0.79% [6]
Ratio of net investment income (loss) to average net assets	0.26% [6]	0.63%	0.45%	0.07% [6]
Portfolio turnover	23.26% [5]	65.47%	45.12%	0.37% [5]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
5	Not annualized.
6	Annualized.
7	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.79%.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Emerging Markets Discovery Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Period Ended Dec. 31, 2024[1]

Net Asset Value, beginning of Period	$25.48	$23.59	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.03	0.07	0.13
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	5.91	2.54	(1.21)
Total from investment operations	5.94	2.61	(1.08)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.72)	(0.33)
Net Asset Value, end of Period	$31.42	$25.48	$23.59
TOTAL RETURN[3]	23.31% [4]	11.14%	(4.33% )[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$22,623	$18,348	$16,986
Ratio of expenses to average net assets before any wavier of expenses by Advisor (Note 4)	1.00% [5]	0.99%	0.99% [5]
Ratio of expenses to average net assets after any waiver of expenses by Advisor (Note 4)	0.90% [5,6]	0.89%	0.89% [5]
Ratio of net investment income (loss) to average net assets	0.22% [5]	0.30%	0.54% [5]
Portfolio turnover	27.19% [4]	42.43%	39.15% [4]

1	The Fund commenced operations on January 10, 2024.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.89%.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Pacific Tiger Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$34.07	$26.39	$25.33	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.18	0.28	0.34	0.05
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	10.53	7.76	0.87	0.31
Total from investment operations	10.71	8.04	1.21	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.36)	(0.08)	(0.03)
Net realized gains on investments	—	—	(0.07)	—
Total distributions	—	(0.36)	(0.15)	(0.03)
Net Asset Value, end of Period	$44.78	$34.07	$26.39	$25.33
TOTAL RETURN[3]	31.43% [4]	30.51%	4.78%	1.44% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$55,973	$42,588	$71,253	$79,789
Ratio of expenses to average net assets (Note 4)	0.80% [5,6]	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	0.93% [5]	0.96%	1.30%	0.80% [5]
Portfolio turnover	75.11% [4]	113.04%	451.30%	12.07% [4]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.79%.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Asia Innovators Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023	Period Ended Dec. 31, 2022[1]

Net Asset Value, beginning of Period	$35.37	$27.64	$23.56	$24.24	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.02	0.03	0.09	0.09	(0.04)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	20.96	8.23	4.06	(0.54)	(0.72)
Total from investment operations	20.98	8.26	4.15	(0.45)	(0.76)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.53)	(0.07)	(0.23)	—
Net Asset Value, end of Period	$56.35	$35.37	$27.64	$23.56	$24.24
TOTAL RETURN[3]	59.32% [4]	29.97%	17.60%	(1.83% )	(3.04% )[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$185,946	$79,583	$64,944	$84,809	$105,439
Ratio of expenses to average net assets (Note 4)	0.87% [5,6]	0.80%	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	0.10% [5]	0.11%	0.33%	0.39%	(0.33% )[5]
Portfolio turnover	96.80% [4]	101.95%	268.33%	277.86%	72.56% [4]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.79%.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews China Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023	Period Ended Dec. 31, 2022[1]

Net Asset Value, beginning of Period	$28.38	$22.24	$19.07	$24.04	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.19	0.38	0.36	0.25	(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.54	6.26	3.10	(4.91)	(0.93)
Total from investment operations	0.73	6.64	3.46	(4.66)	(0.96)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.50)	(0.29)	(0.31)	—
Net Asset Value, end of Period	$29.11	$28.38	$22.24	$19.07	$24.04
TOTAL RETURN[3]	2.57% [4]	29.85%	18.13%	(19.35% )	(3.84% )[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$23,289	$22,705	$36,032	$21,737	$10,099
Ratio of expenses to average net assets (Note 4)	0.80% [5,6]	0.79%	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	1.36% [5]	1.49%	1.74%	1.15%	(0.24% )[5]
Portfolio turnover	50.23% [4]	39.13%	55.22%	58.98%	12.48% [4]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.79%.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews China Innovators Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Period Ended Dec. 31, 2024[1]

Net Asset Value, beginning of Period	$32.53	$25.87	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.36	0.45	1.20
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	19.02	7.37	1.08
Total from investment operations	19.38	7.82	2.28
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.79)	(1.41)
Net realized gains on investments	—	(0.37)	—
Total distributions	—	(1.16)	(1.41)
Net Asset Value, end of Period	$51.91	$32.53	$25.87
TOTAL RETURN[3]	59.58% [4]	30.24%	9.10% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$24,917	$2,602	$2,069
Ratio of expenses to average net assets before any wavier of expenses by Advisor (Note 4)	1.00% [5]	0.99%	0.99% [5]
Ratio of expenses to average net assets after any waiver of expenses by Advisor (Note 4)	0.90% [5,6]	0.89%	0.89% [5]
Ratio of net investment income (loss) to average net assets	1.65% [5]	1.51%	4.82% [5]
Portfolio turnover	94.52% [4]	43.98%	115.31% [4]

1	The Fund commenced operations on January 10, 2024.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.89%.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews India Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$30.09	$29.97	$27.00	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	(0.04)	(0.01)	(0.04)	(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	(0.77)	0.66	3.18	2.03
Total from investment operations	(0.81)	0.65	3.14	2.00
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.52)	(0.02)	—
Net realized gains on investments	—	—	(0.15)	—
Return of capital	—	(0.01)	—	—
Total distributions	—	(0.53)	(0.17)	—
Net Asset Value, end of Period	$29.28	$30.09	$29.97	$27.00
TOTAL RETURN[3]	(2.69% )[4]	2.18%	11.61%	8.00% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$14,056	$9,629	$14,386	$5,940
Ratio of expenses to average net assets (Note 4)	0.80% [5,6]	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	(0.26% )[5]	(0.05% )	(0.14% )	(0.37% )[5]
Portfolio turnover	28.36% [4]	67.54%	127.51%	14.97% [4]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.79%.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Japan Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$35.71	$30.82	$26.31	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.20	0.38	0.34	0.14
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	5.73	6.33	4.64	1.30
Total from investment operations	5.93	6.71	4.98	1.44
LESS DISTRIBUTIONS FROM:
Net investment income	—	(1.38)	(0.47)	(0.13)
Net realized gains on investments	—	(0.44)	—	—
Total distributions	—	(1.82)	(0.47)	(0.13)
Net Asset Value, end of Period	$41.64	$35.71	$30.82	$26.31
TOTAL RETURN[3]	16.60% [4]	21.79%	18.92%	5.79% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$9,994	$5,714	$2,466	$1,053
Ratio of expenses to average net assets (Note 4)	0.80% [5,6]	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	1.05% [5]	1.13%	1.12%	2.07% [5]
Portfolio turnover	60.35% [4]	121.81%	103.46%	45.53% [4]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.79%.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Korea Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023[1,2]	Year Ended Dec. 31, 2022[2]	Year Ended Dec. 31, 2021[2]

Net Asset Value, beginning of Period	$34.81	$21.03	$26.31	$23.18	$34.53	$37.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[3]	0.12	0.24	0.07	0.55	0.36	0.36
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	30.28	14.44	(4.25)	3.00	(9.07)	(0.42)
Total from investment operations	30.40	14.68	(4.18)	3.55	(8.71)	(0.06)
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.80)	(0.42)	—	(0.66)
Net realized gains on investments	—	(0.90)	(0.30)	—	(2.64)	(1.80)
Total distributions	—	(0.90)	(1.10)	(0.42)	(2.64)	(2.46)
Net Asset Value, end of Period	$65.21	$34.81	$21.03	$26.31	$23.18	$34.53
TOTAL RETURN[4]	87.33% [5]	70.14%	(16.10% )	15.41%	(25.39% )	(0.16% )
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$149,537	$72,873	$44,860	$67,171	$9,166	$14,998
Ratio of expenses to average net assets (Note 4)	0.80% [6,7]	0.79%	0.79%	0.88%	1.08%	0.98%
Ratio of net investment income (loss) to average net assets	0.47% [6]	0.89%	0.29%	2.26%	1.20%	0.93%
Portfolio turnover	30.03% [5]	69.93%	41.08%	31.75%	56.94%	40.18%

1
The Matthews Korea Active ETF acquired all assets and liabilities of the Matthews Korea Fund (the “Predecessor Fund”) in a reorganization that occurred on July 14, 2023. The performance and financial history of the Predecessor Fund’s Institutional Class have been adopted by the Matthews Korea Active ETF. As a result, the information prior to July 14, 2023 reflects that of the Predecessor
Fund’s Institutional Class. The Predecessor Fund ceased operations as of the date of the reorganization.

2	On June 23, 2023, the Predecessor Fund effected a reverse share split with a ratio of 1 : 0.166538 (old to new). All per share data has been adjusted to reflect the reverse share split.
3	Calculated using the average daily shares method.
4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
5	Not annualized.
6	Annualized.
7	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.79%.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Asia Dividend Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2026 (Unaudited)	Year Ended Dec. 31, 2025	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$39.09	$32.02	$31.63	$30.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.45	0.71	0.68	0.12
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	6.20	7.52	1.63	1.63
Total from investment operations	6.65	8.23	2.31	1.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.94)	(0.81)	(0.12)
Net realized gains on investments	—	(0.22)	(1.11)	—
Total distributions	(0.09)	(1.16)	(1.92)	(0.12)
Net Asset Value, end of Period	$45.65	$39.09	$32.02	$31.63
TOTAL RETURN[3]	17.03% [4]	25.91%	7.30%	5.83% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$9,130	$5,863	$3,202	$1,582
Ratio of expenses to average net assets (Note 4)	0.80% [5,6]	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	2.10% [5]	1.99%	2.07%	1.45% [5]
Portfolio turnover	24.10% [4]	57.82%	37.62%	5.82% [4]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.79%.
See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)
1.
ORGANIZATION
Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2026, the Trust issued twenty-three separate series of shares. This shareholder report pertains to twelve of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Active ETF, Mathews Emerging Markets ex China Active ETF, Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews Pacific Tiger Active ETF, Matthews Asia Innovators Active ETF, Matthews China Active ETF, Matthews China Innovators Active ETF (formerly known as Matthews China Discovery Active ETF until April 30, 2026), Matthews India Active ETF, Matthews Japan Active ETF, Matthews Korea Active ETF and Matthews Asia Dividend Active ETF. All of the Funds are considered diversified with the exception of Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews China Innovators Active ETF and Matthews India Active ETF which are considered non-diversified. The other eleven separate series of the Trust are mutual funds and are covered in a separate shareholder report.
The Funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement may purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.
Individual shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.matthewsasia.com.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment advisor (the “investment advisor”), to make fair valuation determinations under adopted procedures subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices determined by Matthews or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.
When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.
The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rates. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.
Foreign securities held by the Funds may be traded on days and at times when the NYSE and the Nasdaq are closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.
B.
FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).

Notes to Financial Statements (unaudited)  (continued)
Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services may be used when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.
Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under procedures approved by the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
On June 30, 2026, securities held by the Matthews Emerging Markets Sustainable Future Active ETF, Matthews China Active ETF, Matthews India Active ETF, Matthews Japan Active ETF and Matthews Korea Active ETF were classified as Level 1, based on the inputs used to determine their fair values.
On June 30, 2026, the following Funds had level 1, level 2 and level 3 fair valued securities:
Levels for Multi-Country Funds (1 of 2):
Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2026.
	Matthews Emerging Markets Equity ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Discovery Active ETF	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Argentina	$—	$—	$196,518	$—	$—
Bangladesh	—	—	17,791	—	—
Brazil	3,487,925	3,024,295	829,495	—	—
Chile	1,126,424	—	292,314	—	—
China/Hong Kong	9,916,392	—	3,017,874	14,226,787	46,283,326
Cyprus	—	—	271,564	—	—
Georgia	—	—	215,354	—	—
Greece	—	521,303	345,769	—	—
India	2,379,014	5,018,594	4,882,249	3,786,700	14,192,192
Indonesia	—	601,545	90,391	—	—
Japan	—	—	—	—	3,645,289
Malaysia	—	741,948	—	536,030	—
Mexico	959,126	355,480	211,908	—	—
Panama	—	—	250,798	—	—
Peru	1,123,952	1,138,865	215,707	—	—
Philippines	270,605	1,004,601	227,682	—	—
Poland	—	463,723	—	—	—
Saudi Arabia	—	—	145,005	—	—
Singapore	340,949	449,544	—	2,180,200	—
South Africa	1,432,535	1,323,721	244,771	—	—
South Korea	17,172,461	15,425,629	2,972,008	14,629,478	38,665,078
Taiwan	13,475,517	14,242,418	4,499,526	15,512,052	60,086,611
Turkey	—	—	547,038	—	—
United Kingdom	—	—	184,955	437,120	—
United States	471,235	713,550	—	—	—
Vietnam	270,372	1,238,724	531,013	176,189	—
Preferred Equities:
India	4,252	—	—	—	—
Short-Term Investments	2,866,270	3,142,883	1,623,980	2,823,702	15,947,874
Total	55,297,029	49,406,823	21,813,710	54,308,258	178,820,370
Level 2: Other Significant Observable Inputs
Common Equities:
Thailand	276,105	895,242	—	582,863	—
Level 3: Other Significant Observable Inputs
Common Equities:
Taiwan	—	—	804,538	—	1,048,157
Total Market Value of Investments	$55,573,134	$50,302,065	$22,618,248	$54,891,121	$179,868,527

Notes to Financial Statements (unaudited)  (continued)
Levels for Multi-Country Funds (2 of 2):
Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2026.
	Matthews China Innovators Active ETF	Matthews Asia Dividend Active ETF
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Australia	$—	$575,336
China/Hong Kong	20,016,744	2,021,630
India	—	291,656
Indonesia	—	59,119
Japan	—	1,853,603
Singapore	—	583,488
South Korea	—	1,777,529
Taiwan	2,934,407	1,555,771
United States	361,256	—
Vietnam	—	—
Short-Term Investments	1,317,396	321,267
Total	24,629,803	9,039,399
Level 2: Other Significant Observable Inputs
Common Equities:
Thailand	—	58,097
Level 3: Other Significant Observable Inputs
Common Equities:
Taiwan	257,569	—
Total Market Value of Investments	$24,887,372	$9,097,496

Changes in the Balances of Level 3 Securities:
The Funds’ policy is to recognize transfers in and transfers out of Level 3 as of the beginning of the reporting period.
	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets Discovery Active ETF	Matthews Pacific Tiger Active ETF		Matthews Asia Innovators Active ETF	Matthews China Innovators Active ETF	Matthews India Active ETF		Matthews Asia Dividend Active ETF
	Preferred Equities — India	Common Equities — Taiwan	Common Equities — India	Preferred Equities — India	Common Equities — Taiwan	Common Equities — Information Technology	Common Equities — Consumer Staples	Preferred Equities — Consumer Discretionary	Common Equities — India
Balance as of 12/31/25(market value)	4,836	—	12,127	5,080	—	—	2,971	2,102	798
Accrued discounts/premiums	—	—	—	—	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation/depreciation	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—
Sales	—	—	—	—	—	—	—	—	—
Transfers in to Level 3	—	804,538	—	—	1,048,157	257,569	—	—	—
Transfer out of Level 3**	(4,836)	—	(12,127)	(5,080)	—	—	(2,971)	(2,102)	(798)
Balance as of Current 6/30/26(market value)	$—	$804,538	$—	$—	$1,048,157	$257,569	$—	$—	$—

Notes to Financial Statements (unaudited)  (continued)
	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets Discovery Active ETF	Matthews Pacific Tiger Active ETF		Matthews Asia Innovators Active ETF	Matthews China Innovators Active ETF	Matthews India Active ETF		Matthews Asia Dividend Active ETF
	Preferred Equities — India	Common Equities — Taiwan	Common Equities — India	Preferred Equities — India	Common Equities — Taiwan	Common Equities — Information Technology	Common Equities — Consumer Staples	Preferred Equities — Consumer Discretionary	Common Equities — India
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 6/30/26*	—	$631,521	—	—	$106,624	$74,521	—	—	—

**Transfers out of Level 3 were because observable market data became available for the security.
*Included in the related amounts on the Statements of Operations.
C.
RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of Emerging Market or Asia Pacific countries where the Funds may invest; international relations  with other nations; natural disasters; corruption; and military activity. Foreign securities may trade in securities markets that are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Emerging Market and Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Emerging Market and Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to changes in global trade.
Certain Emerging Market and Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).
Among other risks of investing in foreign markets, particularly those of emerging and frontier markets in which the Funds invest, are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. For example, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies that sell stock into U.S. markets. This can result in investment decisions being made based on flawed or misleading information.
Foreign stock markets, particularly those of emerging and frontier markets in which the Funds invest, may not be as developed or efficient as those in more developed markets such as the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any Emerging Market or Asia Pacific country will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.
Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.
The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors, such as technology, media, and telecommunications, by non-Chinese individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs, through which foreign investors hold stock in an offshore holding company or a special purpose vehicle (“SPV”)  that has entered into contractual arrangements with a China-based operating company, allowing U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership. Shares of the offshore holding company or SPV, in turn, may be listed and traded on exchanges outside of mainland China and made available to non-Chinese investors.
VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of an offshore holding company’s or SPV’s contractual arrangements. In addition, the interests of the

Notes to Financial Statements (unaudited)  (continued)
Chinese equity holders of an operating company may not align with those of foreign investors in the offshore holding company or SPV. Investments in Chinese VIEs present significant risks. Under extreme circumstances, China might prohibit the existence of VIEs or sever their ability to transmit economic and governance rights to foreign investors. In addition, listed holding companies or SPVs acting as VIEs may also face delisting or other regulatory consequences for failure to meet the requirements of U.S. exchanges and regulators. If any of these events take place, the market value of a Fund’s associated portfolio holdings would likely decline significantly, which could result in substantial investment losses.
The ongoing conflict from Russia’s invasion of Ukraine has the potential to adversely impact global economies and increase volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of June 30, 2026, the Funds did not hold any Russian securities.
Recently, the war between Israel, Iran and the U.S., as well as conflicts among other militant groups in the Middle East, has caused and could continue to cause significant market disruptions and volatility within the markets of the Middle East, the U.S. and globally. These conflicts and the continued involvement of the U.S. or the involvement of other countries could present material uncertainty and risk with respect to a Fund’s performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict but could be substantial.
In recent years, the U.S. government has indicated its intent to, and has taken actions to, renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Most recently, the current U.S. presidential administration has imposed significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Existing, new, or increased tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by the Funds’ current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from impacted jurisdictions, with a potentially negative impact to the Funds.
D.
DISTRIBUTIONS TO SHAREHOLDERS:
It is the policy of Matthews Asia Dividend Active ETF to distribute net investment income on a quarterly basis and capital gains, if any, annually. All other Funds generally distribute their net investment income once annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. The Funds will declare and pay income and capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole shares of the Funds only if the broker through whom you purchased your shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you. Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.
The tax character of distributions paid for the fiscal year ended December 31, 2025 was as follows:

YEAR ENDED December 31, 2025	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Taxable Distributions
Matthews Emerging Markets Equity Active ETF	$804,663	$674,163	$—	$1,478,826
Matthews Emerging Markets ex China Active ETF	708,177	—	—	708,177
Matthews Emerging Markets Sustainable Future Active ETF	2,018,246	108,655	—	2,126,901
Matthews Emerging Markets Discovery Active ETF	515,866	—	—	515,866
Matthews Pacific Tiger Active ETF	446,813	—	—	446,813
Matthews Asia Innovators Active ETF	1,201,163	—	—	1,201,163
Matthews China Active ETF	397,216	—	—	397,216
Matthews China Innovators Active ETF	63,240	29,330	—	92,570
Matthews India Active ETF	164,063	—	4,433	168,496
Matthews Japan Active ETF	284,614	7,730	—	292,344
Matthews Korea Active ETF	—	1,889,511	—	1,889,511
Matthews Asia Dividend Active ETF	137,039	14,173	—	151,212
E.
INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Notes to Financial Statements (unaudited)  (continued)
F.
CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian of 3% above the effective federal funds rate on outstanding balances. QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market.
G.
USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
3.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged for the costs to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition.
	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Equity Active ETF

Shares sold	60,000	$2,450,095	80,000	$2,879,846
Shares redeemed	(20,000)	(865,133)	(540,000)	(15,173,349)
Net increase (decrease)	40,000	$1,584,962	(460,000)	($12,293,503 )

	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews Emerging Markets ex China Active ETF

Shares sold	80,000	$3,414,400	—	$—
Shares redeemed	—	—	(360,000)	(11,366,260)
Net increase (decrease)	80,000	$3,414,400	(360,000)	($11,366,260 )

	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Sustainable Future Active ETF

Shares sold	150,000	$4,880,113	50,000	$1,225,882
Shares redeemed	(50,000)	(1,965,965)	—	—
Net increase	100,000	$2,914,148	50,000	$1,225,882

	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Discovery Active ETF

Shares sold	—	$—	—	$—
Shares redeemed	—	—	—	—
Net increase	—	$—	—	$—

Notes to Financial Statements (unaudited)  (continued)
	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews Pacific Tiger Active ETF

Shares sold	—	$—	—	$—
Shares redeemed	—	—	(1,450,000)	(36,675,873)
Net (decrease)	—	$—	(1,450,000)	($36,675,873 )

	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews Asia Innovators Active ETF

Shares sold	1,050,000	$45,511,291	400,000	$13,029,623
Shares redeemed	—	—	(500,000)	(13,046,644)
Net increase (decrease)	1,050,000	$45,511,291	(100,000)	($17,021 )

	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews China Active ETF

Shares sold	—	$—	—	$—
Shares redeemed	—	—	(820,000)	(17,835,026)
Net (decrease)	—	$—	(820,000)	($17,835,026 )

	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews China Innovators Active ETF

Shares sold	400,000	$18,372,062	—	$—
Shares redeemed	—	—	—	—
Net increase	400,000	$18,372,062	—	$—

	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews India Active ETF

Shares sold	160,000	$4,609,988	—	$—
Shares redeemed	—	—	(160,000)	(4,684,405)
Net increase (decrease)	160,000	$4,609,988	(160,000)	($4,684,405 )

	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews Japan Active ETF

Shares sold	80,000	$3,270,532	80,000	$2,513,637
Shares redeemed	—	—	—	—
Net increase	80,000	$3,270,532	80,000	$2,513,637

Notes to Financial Statements (unaudited)  (continued)
	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews Korea Active ETF

Shares sold	200,000	$10,862,661	460,000	$13,317,659
Shares redeemed	—	—	(500,000)	(13,699,658)
Net increase (decrease)	200,000	$10,862,661	(40,000)	($381,999 )

	Six-Month Period Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Matthews Asia Dividend Active ETF

Shares sold	100,000	$4,629,959	50,000	$1,917,081
Shares redeemed	(50,000)	(2,350,661)	—	—
Net increase	50,000	$2,279,298	50,000	$1,917,081
4.
INVESTMENT MANAGEMENT FEES
Pursuant to the Investment Management Agreement dated June 30, 2023, as amended, between Matthews and the Trust (the “Management Agreement”), Matthews will pay substantially all the expenses of each Fund excluding management fees, interest expenses, taxes, brokerage fees, securities lending fees, payments under a Fund’s 12b-1 plan (if any), acquired fund fees, litigation expenses and any extraordinary expenses. Under the Management Agreement, each Fund, other than the Matthews Emerging Markets Discovery Active ETF and Matthews China Innovators Active ETF, pays Matthews 0.79% of the aggregate average daily net assets of the Fund. Each of the Matthews Emerging Markets Discovery Active ETF and Matthews China Innovators Active ETF pays Matthews 0.99% of the aggregate average daily net assets of the Fund. The Funds pay Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Funds’ average daily net assets for the month.
Pursuant to a fee waiver agreement dated April 28, 2023 (the “Korea ETF Fee Waiver Agreement”), Matthews has agreed to waive a portion of the management fee with respect to the Matthews Korea Active ETF if and to the extent that the total annual operating expense ratio of the lowest cost share class of any “Family-Priced Fund” is less than the applicable management fee rate of the Matthews Korea Active ETF. The Family-Priced Funds are the series of the Trust that are operated as mutual funds, other than the Matthews Emerging Markets Small Companies Fund and the Matthews China Small Companies Fund. The Korea ETF Fee Waiver Agreement will remain in effect until terminated by the Board and a majority of the Independent Trustees. Based on the currently applicable expense ratios for the Family-Priced Funds, it is not expected that a waiver under the Korea ETF Fee Waiver Agreement will occur in the foreseeable future.
Pursuant to a fee waiver agreement dated December 29, 2023 (the “Discovery ETF Fee Waiver Agreement”), Matthews has contractually agreed to waive 0.10% of the fee payable under the Management Agreement for the Matthews Emerging Markets Discovery Active ETF and Matthews China Innovators Active ETF. Matthews may not recoup fees waived pursuant to the Discovery ETF Fee Waiver Agreement. The Board may terminate the agreement at any time upon 60 days’ written notice to Matthews. Matthews may decline to renew the Fee Waiver Agreement by providing written notice to the Trust at least 60 days before its annual expiration date. For the period ended June 30, 2026, the Matthews Emerging Markets Discovery Active ETF and Matthews China Innovators Active ETF waived management fees of $10,231 and $3,994 respectively.

Notes to Financial Statements (unaudited)  (continued)
5.
INVESTMENTS
For the period ended June 30, 2026, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:
	Purchases	Proceeds from Sales
Matthews Emerging Markets Equity Active ETF	$17,819,725	$17,746,434
Matthews Emerging Markets ex China Active ETF	10,224,777	10,646,476
Matthews Emerging Markets Sustainable Future Active ETF	10,824,677	8,868,113
Matthews Emerging Markets Discovery Active ETF	5,390,689	6,916,217
Matthews Pacific Tiger Active ETF	34,714,976	36,300,874
Matthews Asia Innovators Active ETF	140,393,244	118,563,849
Matthews China Active ETF	11,243,330	11,406,201
Matthews China Innovators Active ETF	23,939,438	7,921,587
Matthews India Active ETF	7,945,944	3,435,604
Matthews Japan Active ETF	4,499,120	4,561,713
Matthews Korea Active ETF	38,536,774	33,283,068
Matthews Asia Dividend Active ETF	3,255,694	1,771,409
For the period ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
	Purchases	Proceeds from Sales
Matthews Emerging Markets Equity Active ETF	$588,327	$316,279
Matthews Emerging Markets ex China Active ETF	1,306,629	—
Matthews Emerging Markets Sustainable Future Active ETF	1,024,605	501,247
Matthews Asia Innovators Active ETF	2,856,986	—
Matthews China Innovators Active ETF	1,153,275	—
Matthews Japan Active ETF	3,212,434	—
Matthews Korea Active ETF	127,213	—
Matthews Asia Dividend Active ETF	2,298,299	1,573,703
6.
SEGMENT REPORTING
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The Funds’ President, Treasurer and Vice President, who serve as the Chief Executive Officer, Vice President of Accounting and Operations, and Chief Investment Officer of the investment advisor, Matthews International Capital Management, LLC, respectively, act as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
7.
INCOME TAX INFORMATION
It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six-month period ended June 30, 2026. Therefore, no federal income tax provision is required.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Notes to Financial Statements (unaudited)  (continued)
Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2025:
Late Year Losses*
Matthews Emerging Markets Equity Active ETF	($371,469 )
Matthews Emerging Markets Discovery Active ETF	(20,915)
Matthews Asia Innovators Active ETF	(188,908)
Matthews China Innovators Active ETF	(7,208)

*	As permitted by the Internal Revenue Service, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.
As of December 31, 2025, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
Amount With No Expiration
	Long-term Losses	Short-term Losses	Total
Matthews Emerging Markets Sustainable Future Active ETF	—	(703,626)	(703,626)
Matthews Emerging Markets Discovery Active ETF	(703,024)	(373,177)	(1,076,201)
Matthews Pacific Tiger Active ETF	(2,478,194)	—	(2,478,194)
Matthews Asia Innovators Active ETF	(8,028,811)	—	(8,028,811)
Matthews China Active ETF	(1,894,853)	(3,333,031)	(5,227,884)
Matthews India Active ETF	(414,904)	—	(414,904)
Matthews Asia Dividend Active ETF	(1,402)	—	(1,402)
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
As of June 30, 2026, the tax cost of investments and the related net unrealized appreciation and depreciation were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Matthews Emerging Markets Equity Active ETF	$38,916,820	$19,115,146	($2,458,832 )	$16,656,314
Matthews Emerging Markets ex China Active ETF	32,764,297	18,945,252	(1,407,484)	17,537,768
Matthews Emerging Markets Sustainable Future Active ETF	28,478,377	22,167,464	(2,530,870)	19,636,594
Matthews Emerging Markets Discovery Active ETF	17,951,661	6,647,276	(1,980,689)	4,666,587
Matthews Pacific Tiger Active ETF	34,629,578	22,193,871	(1,932,328)	20,261,543
Matthews Asia Innovators Active ETF	119,683,157	64,746,872	(4,561,502)	60,185,370
Matthews China Active ETF	21,177,208	5,571,458	(3,539,801)	2,031,657
Matthews China Innovators Active ETF	20,565,054	5,651,474	(1,329,156)	4,322,318
Matthews India Active ETF	12,338,838	2,681,184	(745,991)	1,935,193
Matthews Japan Active ETF	8,222,015	2,016,158	(276,394)	1,739,764
Matthews Korea Active ETF	85,822,445	67,951,718	(6,207,377)	61,744,341
Matthews Asia Dividend Active ETF	8,096,513	1,458,635	(457,652)	1,000,983
8.
SUBSEQUENT  EVENTS
Subsequent to period end, shareholders approved a new investment management agreement (the “New Management Agreement”) between the Trust, on behalf of each Fund, other than the Matthews Emerging Markets ex China Active ETF, and Matthews. The New Management Agreement became effective on July 7, 2026, upon the completion of Matthews’ ownership transaction, and has the same terms (other than commencement and termination dates) as the prior investment management agreement. On July 1, 2026, the Board approved an interim investment management agreement (the “Interim Agreement”) between the Trust, with respect to the Matthews Emerging Markets ex China Active ETF, and Matthews, which took effect on July 7, 2026. There are no material differences between the prior Investment Management Agreement and the Interim Agreement, except for the term and termination provisions.

Notes to Financial Statements (unaudited)  (continued)
In connection with the New Management Agreement, a new fee waiver agreement (the “New Fee Waiver Agreement”), as applicable to various Funds, also became effective on July 7, 2026. Under the New Fee Waiver Agreement, Matthews has agreed to waive contractual management fees as follows:  0.10% for each of the Matthews Pacific Tiger Active ETF, Matthews Japan Active ETF, and Mathews Asia Dividend Active ETF, down to an annual rate of 0.69%; 0.10% for the Matthews China Discovery Active ETF, down to an annual rate of 0.89%; 0.20% for the Matthews Emerging Markets Discovery Active ETF, down to an annual rate of 0.79%; and 0.04% for the Matthews Asia Innovators Active ETF, down to an annual rate of 0.75%.
On July 7, 2026, Matthews Asia Innovators Active ETF shareholders approved a change in the Fund’s sub-classification under the 1940 Act from “diversified” to “non-diversified.” This change became effective on July 24, 2026.

Matthews Asia Funds

...

INVESTMENT ADVISOR
Matthews International Capital Management, LLC
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
833.228.5605

ADMINISTRATOR, CUSTODIAN &
TRANSFER AGENT
BNY Mellon
240 Greenwich St.
New York, NY 10007

LEGAL COUNSEL
Paul Hastings LLP
101 California Street, 48th Floor
San Francisco, CA 94111
P.O. Box 9791 | Providence, RI 02940 | matthewsasia.com | 833.228.5605
Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine
Matthews Asia Funds are distributed in Latin America by Picton S. A.
N-CSR-ETF-0626

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

On April 15, 2026, the Trust held a special meeting of shareholders to vote on the election of Neal Andrews and Mark W. Headley as Trustees. Shareholders of record as of February 26, 2026, were entitled to vote at that special meeting. The election of Messrs. Andrews and Headley was approved and the following votes were recorded:

Trustee	Votes For	Votes Against	Shares Abstaining
Neal Andrews	139,649,496	None	9,681,689
Mark W. Headley	139,600,995	None	9,730,190

Gale K. Caruso, Christopher F. Lee, Rhoda Rossman and Jonathan F. Zeschin continue to act as Trustees of the Trust.

During the period, a proposal was submitted to shareholders of record as of February 26, 2026 of each Fund to approve a new investment advisory agreement or a new investment management agreement, as appropriate. All Funds, other than the Matthews Emerging Markets ex China Active ETF, approved the proposal. The Matthews Emerging Markets ex China Active ETF has not yet obtained the required votes to achieve quorum at the special meeting of shareholders for approval. The date of the special meeting, the votes cast for and against, and the shares abstaining for each approving Fund are listed in the following table:

Fund Name	Meeting Date	Votes For	Votes Against	Shares Abstaining
Matthews India Active ETF	4/14/2026	233,454	3,151	315
Matthews Japan Fund	4/14/2026	20,197,061	163,976	232,465
Matthews Asia Growth Fund	5/5/2026	4,114,100	66,137	101,518
Matthews China Fund	5/5/2026	11,625,781	386,736	407,399
Matthews Pacific Tiger Fund	5/5/2026	14,965,560	247,122	432,348
Matthews Asia Dividend Active ETF	5/19/2026	72,882	1,508	2,747
Matthews Asia Dividend Fund	5/19/2026	16,655,758	445,993	1,101,497
Matthews China Small Companies Fund	5/19/2026	3,087,206	66,788	69,652
Matthews Emerging Markets Equity Fund	5/19/2026	7,516,273	220,911	566,431
Matthews India Fund	5/19/2026	12,965,311	724,462	657,766
Matthews Pacific Tiger Active ETF	5/19/2026	652,853	5,279	53,902
Matthews Emerging Markets Discovery Active ETF	5/27/2026	369,535	299	8,324
Matthews Emerging Markets Small Companies Fund	5/27/2026	7,227,834	114,297	424,217
Matthews Emerging Markets SFA ETF	5/27/2026	518,940	10,978	12,283
Matthews Japan Active ETF	5/27/2026	76,767	7,874	31,853
Matthews Asia Innovators Fund	6/17/2026	8,957,693	276,328	913,822
Matthews China Active ETF	6/17/2026	340,877	8,743	82,272
Matthews China Discovery Active ETF	6/17/2026	33,340	5	12,547
Matthews Emerging Markets Sustainable Future Fund	6/17/2026	8,883,163	84,583	365,310
Matthews Korea Active ETF	6/17/2026	1,093,734	53,655	41,694
Matthews Asia Innovators Active ETF	6/30/2026	1,729,035	13,302	102,542
Matthews Emerging Markets Equity Active ETF	6/30/2026	584,257	3,537	47,187

On June 18, 2026, the Matthews China Innovators Fund held a special meeting of shareholders to vote on the proposal to change the Fund’s sub-classification from “diversified” to “non-diversified.” Shareholders of record as of March 20, 2026, were entitled to vote at that special meeting. The proposal was approved and the following votes were recorded:

Fund	Votes For	Votes Against	Shares Abstaining
Matthews China Innovators Fund	2,854,942	22,682	125,433

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Certain officers and Trustees of the Funds are also officers and directors of Matthews. All officers serve without compensation from the Funds. The Trust paid the Independent Trustees $540,750 in aggregate for regular compensation during the six-month period ended June 30, 2026.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement and Investment Management Agreement

At the Board meeting held on February 25-26, 2026 (the “Meeting”), the Trustees, including the Independent Trustees, considered the approval of a new investment advisory agreement and a new investment management agreement (together, the “New Agreements”) with respect to each Fund. In considering these matters, the Trustees took into account that they had recently approved the continuation of the current investment advisory agreement and investment management agreement (together, the “Current Agreements”) for an additional year at the in-person Board meeting held on August 27-28, 2025 (the “August Meeting”). The Board took into account that at the August meeting, the Board had engaged in a detailed review and analysis of Matthews as the Adviser, the nature, extent and quality of services provided by Matthews, the investment performance of the Funds, the extent to which economies of scale may be realized if the Funds were to grow larger, the costs of the services provided by Matthews and the expenses of the Funds, the profits to be realized by Matthews and its affiliates from its relationship with the Funds, and other ancillary benefits Matthews may receive from its relationship with the Funds. The Board noted that at that time, it had asked Matthews to review the expenses of a small number of Funds and to report to the Board any action it may propose to take with respect to those Funds.

The Board noted that the New Agreements were required because the Transaction will result in a change in control at Matthews which, under current law, will cause the termination of the Current Agreements. The Board considered that the New Agreements, which contain terms that are substantially identical to those of the Current Agreements, are necessary for Matthews to continue to act as adviser to the Funds following the completion of the Transaction. Consequently, in determining whether to approve the New Agreements, the Board focused its review on the Transaction, its impact on the Adviser, the Funds and the shareholders of the Funds. In its deliberations, the Independent Trustees were represented by independent legal counsel and met separately in an executive session with that independent legal counsel present. During that executive session, the Independent Trustees spent additional time reviewing and discussing the information and materials that had been furnished by Matthews at the request of the Independent Trustees. The information, material facts, and conclusions that formed the basis for the Independent Trustees’ recommendation and the Board’s subsequent approval are described below.

Board process

Prior to the Meeting, a detailed information request was sent on the Independent Trustees’ behalf by their independent legal counsel to Matthews. That information request asked Matthews to provide detailed information on, among other things, the Transaction, the reasons for the Transaction and the long- and short-term goals of Matthews in effecting the Transaction. The information request also requested information relating the financial impact of the Transaction on the Adviser, its impact on the ownership, voting control and organization of the Adviser, the expected impact of the Transaction on the Funds or on the investment teams servicing the Funds, including, but not limited to, any anticipated changes in the nature extent or quality of services provided by Matthews, and any changes to the expense limitation agreements involving the Adviser and the Funds. The information request also sought information on whether the Transaction will impact the ability or willingness of the Adviser to continue to subsidize the Funds and how the Transaction may better the position the Adviser to support the Funds going forward.

Prior to the Meeting, Matthews provided the requested information to the Independent Trustees. Matthews reviewed the information with the Board first at a meeting held on February 9, 2026. Following the meeting held on February 9th, the Independent Trustees requested certain additional information or clarification. Following the receipt of information responsive to those requests, the Board met again at the Meeting to consider the proposal to approve the New Agreements.

At the Meeting, the Independent Trustees also took into account the extensive information that Matthews had provided in connection with the August Meeting, including materials regarding each Fund’s investment results, independently prepared advisory and management fee and expense comparisons to other mutual funds and exchange-traded funds (“ETFs”), as applicable, advisory and management fee comparisons to advisory fees charged by Matthews to its institutional clients, and financial and profitability information regarding Matthews. Furthermore, throughout the course of the year since the last renewal of the Current Agreements, the Independent Trustees received a wide variety of materials relating to the services provided by Matthews, including reports on each Fund’s recent investment results, portfolio composition, portfolio trading practices, shareholder services, and other information relating to the nature, extent, and quality of services provided by Matthews to the Funds. In addition to the information furnished by Matthews, the Trustees were provided with legal memoranda discussing their fiduciary duties related to the approval of the New Agreements as well as considerations relevant to the Transaction.

The Independent Trustees reviewed advice regarding legal and industry standards provided by their independent legal counsel. The Independent Trustees discussed the approval of the New Agreements with representatives of Matthews and in executive session at which no representatives of Matthews were present. In deciding to recommend the approval of the New Agreements with respect to each Fund, the Independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor.

Board Determinations

At the Meeting, the Board, including the Independent Trustees, determined to approve the New Agreements and to recommend to shareholders that they approve the New Agreements. This summary describes the most important, but not all, of the considerations that the Board took into account in coming to this determination.

1.	The impact of the Transaction on Matthews.

The Trustees considered the expected impact of the Transaction on Matthews and its ability to continue to serve the Funds. The Trustees noted that Matthews had discussed the impact of the Transaction on the organizational and capital structure of the Adviser and had represented that the Transaction was expected to better position Matthews for future growth and to continue to service the Funds currently and in the future. In this regard, they considered the reasons for the Transaction, noting Matthews’ goal of evolving the organizational structure of the firm to better support Matthews’ objectives of future growth and long-term stability of the organization. The Trustees considered the overall financial condition of Matthews both before and after the consummation of the Transaction and its ability to continue to provide a high level and high quality of services to the Funds. The Trustees considered that despite recent challenging conditions with respect to revenues and profitability of the organization, which have been caused by contracting revenues and assets under management, a difficult geopolitical environment and market volatility, Matthews has continued to provide high quality services to the Funds. The Trustees discussed with Matthews the steps that had been taken, and additional steps that might be taken following the Transaction, to better position Matthews to continue to provide this high level of service. The Trustees positively viewed Matthews’ emphasis on careful business planning and management, including rigorous cost controls and disciplined expense management and viewed the Transaction as a further step toward ensuring that the firm is properly positioned to support the Funds currently and in the future. The Trustees noted that they had reviewed information provided by Matthews at the August Meeting regarding the costs of sponsoring and operating the Funds and information regarding the profitability to Matthews of the Current Agreements both on a fund-by-fund basis and overall for the family of Funds. They considered Matthews representation that the Transaction was not expected to materially impact the profitability of the Funds to Matthews.

The Board also considered the impact on the Transaction on senior management of the Adviser, noting that while the Transaction will result in a technical change-in-control, it will not result in a change in the executive officers or senior management currently responsible for the management of the firm. They also noted that following the Transaction, G. Paul Matthews the founder of Matthews, and Mark Hedley, the Executive Chairman of Matthews and a Trustee of the Funds, would become control persons of Matthews by virtue of their increased ownership of shares of Matthews. Further, they recognized that Messrs. Matthews and Headley are already well known to the Board, having a long history with Matthews and their prior leadership roles overseeing its management and operations. They also considered certain expected changes within the investment teams supporting the Funds, including certain changes of the individuals responsible for the day-to-day management of certain Funds. They noted that Matthews had represented that while these changes were not the direct result of the Transaction, they were being made at approximately the same time in a continuing effort to position the Funds for the future and support the company’s strategic objectives. They also considered that the Transaction was not expected to result in any changes in the individuals responsible for providing the day-to-day services to the Funds, such as in the administrative, compliance or shareholder support services areas.

The Trustees considered the experience and qualifications of the executive and portfolio management personnel at Matthews who have been, and will continue to be, responsible for providing services to the Funds and for the daily management of the Funds’ portfolios. The Trustees reviewed the expected changes to the ownership structure of Matthews as a result of the Transaction and agreed that the evolution of the ownership structure of Matthews should improve Matthews’ long-term stability, which in turn should benefit the Funds and their shareholders. The Trustees also noted that the Transaction is not expected to result in any changes in the day-to-day management of Fund portfolios or the operations of the Funds by Matthews, except as described below.

The Board further considered that the expenses associated with obtaining shareholder approval of the New Agreements would be paid by Matthews and other costs associated with the Transactions will be borne by Matthews or the selling institutional owners. The Trustees noted management’s view that, despite certain costs associated with the Transactions being borne by Matthews which may impact near term profitability, the Transaction is not otherwise expected to have an adverse effect on the company’s financial condition or stability. Based on the information provided by Matthews, the Board and the Independent Trustees concluded that the Transaction is not likely to result in any diminution of Matthews’ financial resources or its ability to continue to serve the Trust, or to otherwise destabilize Matthews or its management or personnel.

2.	The impact of the Transaction on the Funds.

The Trustees noted that at the August Meeting, they had reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to appropriate peer funds, benchmark indices and to the extent they exist, Matthews’ similarly managed accounts. The Trustees considered the investment results in light of each Fund’s objective, strategies and market conditions, noting periods during which there were challenging investment conditions in various Asian and emerging markets. The Independent Trustees reviewed information as to peer group selections presented by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider.

The Trustees noted in particular that the terms of the New Agreements are substantially identical to those of the Current Agreements; that the advisory and management fee rates under the New Agreements are identical to those under the Current Agreements; that the fee waivers and expense limitations agreed to by Matthews with respect to any Fund will not change, except that certain new waivers are expected to be implemented while certain other waivers are expected to be increased, reducing the expenses borne by shareholders as discussed below; that the nature, extent and quality of the services to be provided by Matthews pursuant to the New Agreements are expected to be provided with the same level of commitment; that the continued retention of Matthews would minimize the disruption of the Funds’ operations and would not cause the Trust to incur additional costs and expenses that would be necessary if a new investment adviser were to be hired; and that the key personnel serving the Trust, including all of the personnel providing investment management services to the Funds, are expected, except as discussed below, to continue to be retained after the change of control of Matthews.

The Trustees took into account that, in response to a request by the Trustees at the August Meeting, Matthews has agreed to enter into additional fee waivers for certain of the Funds. With respect to the Matthews Asia Dividend Fund, the Matthews Emerging Markets Small Companies Fund, the Pacific Tiger Active ETF, Japan Active ETF, Asia Innovators Active ETF, Asia Dividend Active ETF, and Emerging Markets Discovery Active ETF, the Trustees considered that shareholders of those Funds will benefit from additional expense reimbursements under new operating expenses or fee waiver agreements implemented in connection with the approval of the New Agreements. They also took into account certain changes that were being made in the individuals responsible for the day-to-day management of certain Funds as well as certain proposed changes in investment strategies and potential changes in the product line-up offered by Matthews. They noted that while these waivers and changes were not the direct result of the Transaction, they were being made in the same general timeframe as the Transaction in a continuing effort to ensure that the Funds are appropriately priced, and that investment strategies employed by the Funds are optimally designed.

With respect to investment performance, the Trustees discussed with Matthews the fact that certain periods of underperformance may be transitory while other periods of underperformance may be caused by factors that warrant further consideration. For example, the Trustees took into account actions currently being taken, as well as actions previously taken or that might be taken in the future by Matthews in response to performance concerns, such as changes to members of a portfolio management team or changes in the investment process and strategies of certain Funds.

The Trustees also considered that the transaction was not expected to impact Matthews’ ability to continue to invest in technology, systems and other aspects of its business, as it has over the last several years which investments can benefit the Funds.

3.	Considerations relating to potential conflicts.

The Board took into account that in making its recommendations, Matthews was subject to a conflict of interest in that the Transaction will result in certain benefits to certain current owners of the Adviser. These benefits include, but are not limited to, increased share ownership of Matthews which may result in benefits as Matthews’ profitability and value improves.

4.	Prior approvals related to the Current Agreements.

In reaching its decision to approve and recommend the New Agreements, the Board considered that it had just recently completed its annual in-depth review of the Current Agreements at its August 2025 meetings and that the Transaction and the New Agreements do not change the analysis conducted at that time or their decision to renew the Current Agreements. A summary of the principal factors that formed the basis of the Board’s decision in August to approve the continuation of the Current Agreements is provided in Exhibit E hereto. Among the factors considered by the Board, and described in Exhibit E, were the nature, extent and quality of services provided to the Funds by Matthews, the investment performance of the Funds, the extent to which Matthews realizes economies of scale as the Funds grow larger and whether Fund investors benefit from any economies of scale, the costs of the services provided by Matthews, the profits realized by Matthews, and ancillary benefits to Matthews.

5.	Conclusions.

Based on their review, and assisted by the advice of independent counsel to the Independent Trustees, the Board, including the Independent Trustees, concluded that the New Agreements were fair and reasonable with respect to each Fund and its shareholders in light of the services provided or to be provided by Matthews, and that the approval of the New Agreements would be in the best interests of each Fund and its shareholders. In addition, based on the information presented, it was determined that the Transaction and the New Agreements will not impose an “unfair burden” imposed on the Funds within the meaning of Section 15(f) of the 1940 Act (as described in more detail below under “Section 15(f)”). Accordingly, the Trustees voted unanimously (i) to approve the New Agreements for each Fund and (ii) to recommend that shareholders of each Fund approve the New Agreements. The Board did not indicate that any single factor was determinative of its decision to approve the New Agreements, but indicated that the Board based its determination on the total mix of information available to it.

6.	Section 15(f).

The Board was informed that Matthews has agreed to take certain actions to comply with Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive “safe harbor” for Matthews or any affiliated persons thereof to receive any amount or benefit in connection with a change in control of Matthews as long as two conditions are met. First, for a period of three years after the change of control, at least 75% of the Trustees of the Trust must not be interested persons of Matthews. Second, an “unfair burden” must not be imposed on a Fund as a result of the Transaction or any express or implied terms, conditions, or understandings applicable thereto. The term “unfair burden” is defined in Section 15(f) to include with respect to a Fund, any arrangement, during the two-year period after the consummation of the Transaction, whereby Matthews or any interested person of Matthews receives or is entitled to receive any compensation, directly or indirectly, (i) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Fund (other than bona fide ordinary compensation as principal underwriter for the Fund) or (ii) from the Fund or its security holders for other than bona fide investment advisory or other services. The Board was advised that Matthews, after due inquiry, does not believe that there will be, and is not aware of, any express or implied term, condition, or understanding that would impose an “unfair burden” on any Fund as a result of the change of control of Matthews.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ Mark W. Headley
Mark W. Headley, President
(principal executive officer)

Date	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark W. Headley
Mark W. Headley, President
(principal executive officer)

Date	September 3, 2026

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	September 3, 2026

*	Print the name and title of each signing officer under his or her signature.